 As filed with the Securities and Exchange Commission on January 14, 2000

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
                                                                          ---
    Pre-Effective Amendment No. ___                                      /   /
                                                                          ---
    Post-Effective Amendment No. 45                                      / X /
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                              / X /
                                                                          ---

    Amendment No.  48                                                    / X /
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)


Name and address
of agent for service:        Copies to:
---------------------        ----------

Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
 ---

/   /  On [DATE] pursuant to paragraph (b)
 ---

/   /  60 days after filing pursuant to paragraph (a)(1)
 ---

/   /  On [DATE], pursuant to paragraph (a)(1)
 ---

/ X /  75 days after filing pursuant to paragraph (a)(2)
 ---

/   /  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

/   /  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

This Post-Effective Amendment relates only to (i) the PIMCO Global Innovation Fund, a series of the Registrant currently registered under the Investment Company Act of 1940, (ii) the NFJ Equity Income, NFJ Value, NFJ Small-Cap Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, series of the Registrant currently in registration, and (iii) the PIMCO Core Equity Fund, a series of the Registrant which currently offers Institutional and Administrative Class shares. No information relating to any other series of the Trust or to Institutional or Administrative Class shares of the Core Equity Fund is amended or superseded hereby. This Post-Effective Amendment withdraws from registration the NFJ Small-Cap Value Fund, a series of the Registrant currently in registration.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         PIMCO GLOBAL INNOVATION FUND

                 Supplement dated ______________, 2000 to the Prospectus for Institutional and Administrative Class Shares
                         dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class Shares (the "Institutional Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999, portions of which are incorporated by reference herein.

--------------------------------------------------------------------------------

              DISCLOSURE RELATED TO PIMCO GLOBAL INNOVATION FUND

The following Fund Summary is added to the Institutional Prospectus.

            PIMCO Global Innovation Fund
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Common stocks of        Capitalization Range
and           Seeks capital     U.S. and non-U.S.       More than $200 million
Strategies    appreciation,     technology related
              no consideration  companies
              is given to
              income
                                                        Dividend Frequency
                                Approximate Number      At least annually
                                of Holdings
                                30-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

     The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
---------------

     Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

          .  Market Risk                           .  Concentration Risk
          .  Issuer Risk                           .  Emerging Markets Risk
          .  Growth Securities Risk                .  Credit Risk
          .  Smaller Company Risk                  .  Management Risk
          .  Liquidity Risk                        .  Foreign Investment Risk
          .  Derivatives Risk                      .  Currency Risk
          .  Leveraging Risk

     Please see "Summary of Principal Risks" following the Fund Summaries in the Institutional Prospectus for a description of these and other risks of investing in the Fund.

Additional Risks of Investing in the Fund
-----------------------------------------

     In addition to the risks described under "Principal Risks" above, the Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other similar transactions which, because of the Fund's small size, may have a disproportionate impact on the Fund's performance results. The Fund would not necessarily achieve the same performance results if its aggregate net assets were greater.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a full Information calendar year of performance. Thus, no bar chart or Average Annual
            Total Returns table is included for the Fund.

--------------------------------------------------------------------------------
Fees and Expenses      These tables describe the fees and expenses you may pay
of the Fund            if you buy and hold Institutional Class or Administrative
                       Class shares of the Fund:

                       Shareholder Fees (fees paid directly from your
                       investment)                                     None

                       Annual Fund Operating Expenses (expenses that are deducted from Fund assets)



                                                 Distribution                     Total Annual
                                      Advisory   and/or Service   Other           Fund Operating      Fee            Net
                       Share Class    Fees       (12b-1) Fees     Expenses(/1/)   Expenses         Waiver(/2/)   Expenses(/2/)
                       -------------------------------------------------------------------------------------------------------
                       Institutional  0.85%      None             0.44%           1.29%            0.04%         1.25%
                       -------------------------------------------------------------------------------------------------------
                       Administrative 0.85       0.25%            0.44            1.54             0.04%         1.50%
                       -------------------------------------------------------------------------------------------------------

                       (1) Other Expenses, which are based on estimated amounts
                           for the Fund's initial fiscal year, reflects a 0.40% Administrative Fee paid by the class, and 0.04% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").

                       (2) Net Expenses reflect the effect of a contractual
                           agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

                       Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                       Share Class       Year 1      Year 3
                       ------------------------------------
                       Institutional      $127        $397
                       ------------------------------------
                       Administrative      153         474
                       ------------------------------------

                       (1) The Examples are based on the Net Expenses shown in
                           the preceding table.

SUMMARY OF PRINCIPAL RISKS; MANAGEMENT OF THE FUNDS; INVESTMENT OPTIONS - INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES; PURCHASES, REDEMPTIONS AND EXCHANGES; HOW FUND SHARES ARE PRICED; FUND DISTRIBUTIONS; AND TAX CONSEQUENCES

     Except as noted below, disclosure for the Global Innovation Fund for the sections listed above is incorporated by reference from the corresponding sections of the Institutional Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Global Innovation Fund.

     PIMCO Advisors is the Fund's Investment Adviser and Administrator. Dennis McKechnie of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) is the portfolio manager of the Innovation Fund. Information about PIMCO Advisors, Mr. McKechnie and PIMCO Equity Advisors is set forth in the Institutional Prospectus under "Management of the Funds." The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.85% of the average daily net assets of the Fund. The Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.40% of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares.

     From the Fund's inception until ____, 2000, the Fund did not retain PIMCO Advisors as its Investment Adviser. Instead, Mr. McKechnie, a Vice President of the Trust, managed the Fund's investment portfolio during that time. The Fund did not pay any fee to Mr. McKechnie or to PIMCO Advisors for Mr. McKechnie's services as the Fund's portfolio manager during that time although, as described in this Supplement and the Institutional Prospectus, PIMCO Advisors currently receives a fee for its investment advisory services. The Trust believes that the assumption by PIMCO Advisors of investment advisory responsibility for the Fund has had no effect on how the Fund's portfolio is managed.

     The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

     Except as noted below, the disclosure for the Fund in this section is the same as for that of PIMCO Innovation Fund in the corresponding section of the Institutional Prospectus, and is incorporated by reference herein.

     FOREIGN SECURITIES. Unlike the Innovation Fund, the Fund is not limited in the percentage of its assets which may be invested in foreign securities, although the Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States).

FINANCIAL HIGHLIGHTS

     The fund did not offer shares during the periods ended December 31, 1999, and therefore Financial highlights are not available for the Fund.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         PIMCO GLOBAL INNOVATION FUND

                 Supplement dated ______________, 2000 to the
                     Prospectus for Class A, B and C Shares
                             dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Class A, B and C Shares (the "Class ABC Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999.

--------------------------------------------------------------------------------

              DISCLOSURE RELATED TO PIMCO GLOBAL INNOVATION FUND

The following Fund Summary is added to the Class ABC Prospectus.

            PIMCO Global Innovation Fund
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Common stocks of        Capitalization Range
and           Seeks capital     U.S. and non-U.S.       More than $200 million
Strategies    appreciation,     technology-related
              no consideration  companies
              is given to
              income
                                                        Dividend Frequency
                                Approximate Number      At least annually
                                of Holdings
                                30-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

     The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
---------------

     Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

             .  Market Risk                           .  Concentration Risk
             .  Issuer Risk                           .  Emerging Markets Risk
             .  Growth Securities Risk                .  Credit Risk
             .  Smaller Company Risk                  .  Management Risk
             .  Liquidity Risk                        .  Foreign Investment Risk
             .  Derivatives Risk                      .  Currency Risk
             .  Leveraging Risk

     Please see "Summary of Principal Risks" following the Fund Summaries in the Class ABC Prospectus for a description of these and other risks of investing in the Fund.

Additional Risks of Investing in the Fund
-----------------------------------------

     In addition to the risks described under "Principal Risks" above, the Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other similar transactions which, because of the Fund's small size, may have a disproportionate impact on the Fund's performance results. The Fund would not necessarily achieve the same performance results if its aggregate net assets were greater.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a full Information calendar year of performance. Thus, no bar chart or Average Annual
            Total Returns table is included for the Fund.

--------------------------------------------------------------------------------
Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Class A, B or C shares of the Fund:

                    Shareholders Fees (fees paid directly from your investment)

                                Maximum Sales Charge (Load) Imposed                  Maximum Contingent Deferred Sales Charge (Load)
                                on Purchases (as a percentage of offering price)     (as a percentage of original purchase price)
                    --------------------------------------------------------------------------------------------------------------
                    Class A     5.50%                                                1% /(1)/
                    --------------------------------------------------------------------------------------------------------------
                    Class B     None                                                 5% /(2)/
                    --------------------------------------------------------------------------------------------------------------
                    Class C     None                                                 1% /(3)/
                    --------------------------------------------------------------------------------------------------------------

                    (1) Imposed only in certain circumstances where Class A
                        shares are purchased without a front-end sales charge at the time of purchase
                    (2) The maximum CDSC is imposed on shares redeemed in the
                        first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
                    (3) The CDSC on Class C shares is imposed only on shares
                        redeemed in the first year.

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                             Distribution                         Total Annual
                                  Advisory   and/or Service      Other            Fund Operating     Fee           Net
                    Share Class   Fees       (12b-1) Fees /(1)/  Expenses /(2)/   Expenses           Waiver /(3)/  Expenses /(3)/
                    -------------------------------------------------------------------------------------------------------------
                    Class A       0.85%      0.25%               0.59%            1.69               0.04%       1.65%
                    -------------------------------------------------------------------------------------------------------------
                    Class B       0.85       1.00                0.59             2.44               0.04%       2.40
                    -------------------------------------------------------------------------------------------------------------
                    Class C       0.85       1.00                0.59             2.44               0.04%       2.40
                    -------------------------------------------------------------------------------------------------------------

                    (1) Due to the 12b-1 distribution fee imposed on Class B and
                        Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                    (2) Other Expenses, which are based on estimated amounts for the Fund's initial fiscal year, reflects a 0.55% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net asset attributable in the aggregate to the Fund's Class A, B, and C shares in excess of $2.5 billion, and 0.04% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
                    (3) Net Expenses reflect the effect of a contractual
                        agreement by PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

                    Examples. The Examples are intended to help you compare the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on the assumptions. /(1)/


                    Example: Assuming you redeem your shares                 Example: Assuming you do not redeem your
                             at the end of each period                                shares
                               Year 1       Year 3                                      Year 1      Year 3
                    ----------------------------------------                 ----------------------------------------
                    Class A    $709         $1,042                                      $709        $1,042
                    ----------------------------------------                 ----------------------------------------
                    Class B     743          1,048                                       243           748
                    ----------------------------------------                 ----------------------------------------
                    Class C     343            748                                       243           748
                    ----------------------------------------                 ----------------------------------------

                    (1) The Examples are based on the Net Expenses shown in the preceding table.

SUMMARY OF PRINCIPAL RISKS; MANAGEMENT OF THE FUNDS; INVESTMENT OPTIONS - CLASS A, B AND C SHARES; HOW FUND SHARES ARE PRICED; HOW TO BUY AND SELL SHARES; FUND DISTRIBUTIONS; AND TAX CONSEQUENCES

     Except as noted below, disclosure for the Global Innovation Fund for the sections listed above is incorporated by reference from the corresponding sections of the Class ABC Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Global Innovation Fund.

     PIMCO Advisors is the Fund's Investment Advisor and Administrator. Dennis McKechnie of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) is the portfolio manager of the Innovation Fund. Information about PIMCO Advisors, Mr. McKechnie and PIMCO Equity Advisors is set forth in the Class ABC Prospectus under "Management of the Funds." The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.85% of the average daily net assets of the Fund. The Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.55% of the average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares, subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

     From the Fund's inception until ____, 2000, the Fund did not retain PIMCO Advisors as its Investment Adviser. Instead, Mr. McKechnie, a Vice President of the Trust, managed the Fund's investment portfolio during that time. The Fund did not pay any fee to Mr. McKechnie or to PIMCO Advisors for Mr. McKechnie's services as the Fund's portfolio manager during that time although, as described in this Supplement and the Class ABC Prospectus, PIMCO Advisors currently receives a fee for its investment advisory services. The Trust believes that the assumption by PIMCO Advisors of investment advisory responsibility for the Fund has had no effect on how the Fund's portfolio is managed.

     The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

     Except as noted below, the disclosure for the Fund in this section is the same as for that of PIMCO Innovation Fund in the corresponding section of the Class ABC Prospectus, and is incorporated by reference herein.

     FOREIGN SECURITIES. Unlike the Innovation Fund, the Fund is not limited in the percentage of its assets which may be invested in foreign securities, although the Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States).

FINANCIAL HIGHLIGHTS

     The Fund did not offer shares during the periods ended December 31, 1999, and therefore financial highlights are not available for the Fund.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         PIMCO GLOBAL INNOVATION FUND

                 Supplement dated ______________, 2000 to the
                         Prospectus for Class D Shares
                             dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Class D Shares (the "Class D Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999.

--------------------------------------------------------------------------------

             DISCLOSURE RELATED TO PIMCO GLOBAL INNOVATION FUND

The following Fund Summary is added to the Class D Prospectus.

            PIMCO Global Innovation Fund
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Common stocks of        Capitalization Range
and           Seeks capital     U.S. and non-U.S.       More than $200 million
Strategies    appreciation,     technology-related
              no consideration  companies
              is given to
              income
                                                        Dividend Frequency
                                Approximate Number      At least annually
                                of Holdings
                                30-60

     The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

     The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive.

     The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

     In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

Principal Risks
---------------

     Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .  Market Risk                       .  Concentration Risk
              .  Issuer Risk                       .  Emerging Markets Risk
              .  Growth Securities Risk            .  Credit Risk
              .  Smaller Company Risk              .  Management Risk
              .  Liquidity Risk                    .  Foreign Investment Risk
              .  Derivatives Risk                  .  Currency Risk
              .  Leveraging Risk

     Please see "Summary of Principal Risks" following the Fund Summaries in the Class D Prospectus for a description of these and other risks of investing in the Fund.

Additional Risks of Investing in the Fund
-----------------------------------------

     In addition to the risks described under "Principal Risks" above, the Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective. Also, it is possible that the Fund may invest in securities offered in initial public offerings and other similar transactions which, because of the Fund's small size, may have a disproportionate impact on the Fund's performance results. The Fund would not necessarily achieve the same performance results if its aggregate net assets were greater.

--------------------------------------------------------------------------------
Performance The Fund recently commenced operations and does not yet have a full Information calendar year of performance. Thus, no bar chart or Average Annual
            Total Returns table is included for the Fund.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating       Fee           Net
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expensesv        Waiver(/3/)   Expenses(/3/)
         -----------------------------------------------------------------------------------------------------
         Class D   0.85%      0.25%               0.59%           1.69%            0.04%          1.65%
         -----------------------------------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" in the Class D Prospectus for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses, which is based on estimated amounts for the
                Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.04% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (3) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fees for each class in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. (/1/)

                      Year 1     Year 3
            ------------------------------
            Class D   $168       $520
            ------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.

SUMMARY OF PRINCIPAL RISKS; MANAGEMENT OF THE FUNDS; HOW TO BUY AND SELL SHARES; HOW FUND SHARES ARE PRICED; FUND DISTRIBUTIONS; and TAX CONSEQUENCES

     Except as noted below, disclosure for the Global Innovation Fund for the sections listed above is incorporated by reference from the corresponding sections of the Class D Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Global Innovation Fund.

     PIMCO Advisors serves as Investment Advisor and Administrator of the Fund. Dennis McKechnie of PIMCO Equity Advisors (which serves as Sub-Adviser to the
Fund) is the portfolio manager of the Innovation Fund. Information about PIMCO Advisors, Mr. McKechnie and PIMCO Equity Advisors is set forth in the Class D Prospectus under "Management of the Funds." The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.85% of the average daily net assets of the Fund.

     From the Fund's inception until ____, 2000, the Fund did not retain PIMCO Advisors as its Investment Adviser. Instead, Mr. McKechnie, a Vice President of the Trust, managed the Fund's investment portfolio during that time. The Fund did not pay any fee to Mr. McKechnie or to PIMCO Advisors for Mr. McKechnie's services as the Fund's portfolio manager during that time although, as described in this Supplement and the Class D Prospectus, PIMCO Advisors currently receives a fee for its investment advisory services. The Trust believes that the assumption by PIMCO Advisors of investment advisory responsibility for the Fund has had no effect on how the Fund's portfolio is managed.

     The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

     The subsection "Management of the Funds--Administrative Fees" is revised to indicate that the Administrative Fee payable with respect to Class D shares of the Global Innovation Fund is 0.80% (expressed as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares).
In addition, the footnote to the table listing Administrative Fees payable with respect to Class D shares of the Funds is revised to indicate that, with respect to the Global Innovation Fund only, 0.25% of this Fund's Administrative Fee of 0.80% is payable under the 12b-1 Plan described in the Class D Prospectus under "Management of the Funds--12b-1 Plan for Class D Shares."

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

     Except as noted below, the disclosure for the Fund in this section is the same as for that of PIMCO Innovation Fund in the corresponding section of the Class D Prospectus, and is incorporated by reference herein.

     FOREIGN SECURITIES. Unlike the Innovation Fund, the Fund is not limited in the percentage of its assets which may be invested in foreign securities, although the Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States).

FINANCIAL HIGHLIGHTS

     The Fund did not offer shares during the periods ended December 31, 1999, and therefore financial highlights are not available for the Fund.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                            PIMCO CORE EQUITY FUND

                 Supplement dated ______________, 2000 to the
                     Prospectus for Class A, B and C Shares
                             dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Class A, B and C Shares (the "Class ABC Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999.

--------------------------------------------------------------------------------

                 DISCLOSURE RELATED TO PIMCO CORE EQUITY FUND

The following Fund Summary is added to the Class ABC Prospectus.

            PIMCO Core Equity Fund
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Large Capitalization    Capitalization Range
and           Seeks long-term   common stocks           More than $10 billion
Strategies    growth of capital,
              with income as a
              secondary
              objective

                                                        Dividend Frequency
                                Approximate Number      At least annually
                                of Holdings
                                40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

             The Fund usually invests in approximately 40 common stocks. The
            Fund attempts to achieve a higher total return performance than the S&P 500 Index over a reasonable measurement period. In selecting stocks, the portfolio managers use two distinct investment disciplines. Approximately 50% of the value of the Fund's portfolio will be selected using a "Growth" style. The portfolio manager of this Growth segment seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth, high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks in the Growth segment when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive. The remainder of the Fund's portfolio (approximately 50% of its value) will be selected using a "Value" style. The portfolio manager of this Value segment invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk         .Growth Securities Risk      .Credit Risk
             .Issuer Risk         .Foreign Investment Risk     .Management Risk
             .Value Securities    .Currency Risk
              Risk

     Please see "Summary of Principal Risks" following the Fund Summaries in the Class ABC Prospectus for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods listed. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or C performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Average Annual Total Returns table also shows estimated historical performance for Class A, B and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. Past performance is no guarantee of future results.

Calendar Year Total Returns - Institutional Class


                   Calendar Graph Appears Here [Plot Points]

           [27.96%]    [17.95%]    [25.32%]    [41.06%]    [24.27%]
             1995        1996        1997        1998        1999

More Recent Return Information
--------------------------------------
1/1/99-9/30/99                   5.33%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
--------------------------------------
Highest (4/th/ Qtr. '98)        24.90%
--------------------------------------
Lowest (3/rd/ Qtr. '98)        -11.38%

Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (12/28/94)/(3)/
--------------------------------------------------------------------------------
Institutional Class                            24.27%   27.09%        27.06%
--------------------------------------------------------------------------------
Class A                                        16.97%   25.17%        25.14%
--------------------------------------------------------------------------------
Class B                                        17.86%   25.50%        25.55%
--------------------------------------------------------------------------------
Class C                                        21.86%   25.66%        25.63%
--------------------------------------------------------------------------------
S&P 500 Index/(1)/                             21.04%   28.56%        28.56%
--------------------------------------------------------------------------------
Lipper Growth Fund Average/(2)/                29.30%   25.04%        25.04%
--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes.
    It does not take into account sales charges.
(3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Fund         you buy and hold Class A, B or C shares of the Fund:

                    Shareholders Fees (fees paid directly from your investment)

                                Maximum Sales Charge (Load) Imposed                  Maximum Contingent Deferred Sales Charge (Load)
                                on Purchases (as a percentage of offering price)     (as a percentage of original purchase price)
                    --------------------------------------------------------------------------------------------------------------
                    Class A     5.50%                                                1% /(1)/
                    --------------------------------------------------------------------------------------------------------------
                    Class B     None                                                 5% /(2)/
                    --------------------------------------------------------------------------------------------------------------
                    Class C     None                                                 1% /(3)/
                    --------------------------------------------------------------------------------------------------------------

                    (1) Imposed only in certain circumstances where Class A
                        shares are purchased without a front-end sales charge at the time of purchase
                    (2) The maximum CDSC is imposed on shares redeemed in the
                        first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares" in the Class ABC Prospectus.
                    (3) The CDSC on Class C shares is imposed only on shares
                        redeemed in the first year.

                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                                         Distribution                                    Total Annual
                                        Advisory         and/or Service         Other                    Fund Operating
                    Share Class         Fees             (12b-1) Fees /(1)/     Expenses /(2)/           Expenses
                    -----------------------------------------------------------------------------------------------------
                    Class A             0.57%            0.25%                  0.40%                    1.22%
                    -----------------------------------------------------------------------------------------------------
                    Class B             0.57             1.00                   0.40                     1.97
                    -----------------------------------------------------------------------------------------------------
                    Class C             0.57             1.00                   0.40                     1.97
                    -----------------------------------------------------------------------------------------------------

                    (1) Due to the 12b-1 distribution fee imposed on Class B and
                        Class C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
                    (2) Other Expenses reflects a 0.40% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net asset attributable in the aggregate to the Fund's Class A, B, and C shares in excess of $2.5 billion.

                    Examples. The Examples are intended to help you compare the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on the assumptions.


                               Example: Assuming you redeem your shares at the end      Example: Assuming you do not redeem your
                               of each period                                           shares
                               Year 1       Year 3        Year 5       Year 10          Year 1      Year 3      Year 5     Year 10
                    ---------------------------------------------------------------------------------------------------------------
                    Class A    $667         $916          $1,183       $1,946           $667        $916        $1,183     $1,946
                    ---------------------------------------------------------------------------------------------------------------
                    Class B     700          918           1,262        2,006            200         618         1,062      2,006
                    ---------------------------------------------------------------------------------------------------------------
                    Class C     300          618           1,062        2,296            200         618         1,062      2,296
                    ---------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS; INVESTMENT OPTIONS - CLASS A, B AND C SHARES; HOW FUND SHARES ARE PRICED; HOW TO BUY AND SELL SHARES; FUND DISTRIBUTIONS; AND TAX CONSEQUENCES;

     Disclosure for the Core Equity Fund for the sections listed above is incorporated by reference from the corresponding sections of the Class ABC Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Core Equity Fund.

     PIMCO Advisors serves as Investment Adviser and Administrator for the Fund. Kenneth W. Corba and John K. Schneider of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) have served as the portfolio managers of the Core Equity Fund since July, 1999. Information about PIMCO Advisors, Messrs. Corba and Schneider and PIMCO Equity Advisors is set forth in the Class ABC Prospectus under "Management of the Funds." The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.57% of the average daily net assets of the Fund. The Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.40% of the average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares, subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

     The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

SUMMARY OF PRINCIPAL RISKS; AND CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

     The disclosure for the Fund in these sections is incorporated by reference from the corresponding sections of the PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class shares dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on October 29, 1999.

FINANCIAL HIGHLIGHTS

     The Fund did not offer Class A, B or C shares during the periods listed.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                            PIMCO CORE EQUITY FUND

                 Supplement dated ______________, 2000 to the
                         Prospectus for Class D Shares
                             dated November 1, 1999

--------------------------------------------------------------------------------

Note: This document supplements the PIMCO Funds: Multi-Manager Series Prospectus for Class D Shares (the "Class D Prospectus") dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A on October 29, 1999.

--------------------------------------------------------------------------------

                 DISCLOSURE RELATED TO PIMCO CORE EQUITY FUND

The following Fund Summary is added to the Class D Prospectus.

            PIMCO Core Equity Fund
--------------------------------------------------------------------------------
Principal     Investment        Fund Focus              Approximate
Investments   Objective         Large Capitalization    Capitalization Range
and           Seeks long-term   common stocks           More than $10 billion
Strategies    growth of capital,
              with income as a
              secondary
              objective

                                                        Dividend Frequency
                                Approximate Number      At least annually
                                of Holdings
                                40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) stocks.

             The Fund usually invests in approximately 40 common stocks. The
            Fund attempts to achieve a higher total return performance than the S&P 500 Index over a reasonable measurement period. In selecting stocks, the portfolio managers use two distinct investment disciplines. Approximately 50% of the value of the Fund's portfolio will be selected using a "Growth" style. The portfolio manager of this Growth segment seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth, high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify dominant companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund sells stocks in the Growth segment when the portfolio manager believes that earnings, sentiment and relative performance are disappointing or if an alternative investment is more attractive. The remainder of the Fund's portfolio (approximately 50% of its value) will be selected using a "Value" style. The portfolio manager of this Value segment invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price to earnings, price to book, and price to cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager sells a stock in the Value segment when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Market Risk         .Growth Securities Risk      .Credit Risk
             .Issuer Risk         .Foreign Investment Risk     .Management Risk
             .Value Securities    .Currency Risk
              Risk

     Please see "Summary of Principal Risks" following the Fund Summaries in the Class D Prospectus for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

Calendar Year Total Returns - Institutional Class


                   Calendar Graph Appears Here [Plot Points]

           [27.96%]    [17.95%]    [25.32%]    [41.06%]    [24.27%]
             1995        1996        1997        1998        1999

More Recent Return Information
--------------------------------------
1/1/99-9/30/99                   5.33%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
--------------------------------------
Highest (4/th/ Qtr. '98)        24.90%
--------------------------------------
Lowest (3/rd/ Qtr. '98)        -11.38%

Average Annual Total Returns (for periods ended 12/31/98)

                                                                 Fund Inception
                                              1 Year   5 Years   (12/28/94)/(3)/
--------------------------------------------------------------------------------
Institutional Class                            24.27%   27.09%        27.06%
--------------------------------------------------------------------------------
Class D                                        23.78%   26.59%        26.57%
--------------------------------------------------------------------------------
S&P 500 Index/(1)/                             21.04%   28.56%        28.56%
--------------------------------------------------------------------------------
Lipper Growth Fund Average/(2)/                29.30%   25.04%        25.04%
--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of large capitalization common stocks. It is not possible to invest directly in the index.
(2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term eranings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
(3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
         -----------------------------------------------------------------------
         Class D   0.57%      0.25%               0.40%           1.22%
         -----------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" in the Class D Prospectus for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses, which is based on estimated amounts for the
                Fund's initial Fiscal Year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                      Year 1     Year 3
            ------------------------------
            Class D   $124       $387
            ------------------------------

MANAGEMENT OF THE FUNDS; HOW FUND SHARES ARE PRICED; HOW TO BUY AND SELL SHARES; FUND DISTRIBUTIONS; and TAX CONSEQUENCES

     Disclosure for the CORE EQUITY Fund for the sections listed above is incorporated by reference from the corresponding sections of the Class D Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in such Prospectus are deemed to refer to the PIMCO Core Equity Fund.

     PIMCO Advisors serves as Investment Adviser and Administrator for the Fund. Kenneth W. Corba and John K. Schneider of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) have served as the portfolio managers of the Core Equity Fund since July, 1999. Information about PIMCO Advisors, Messrs. Corba and Schneider and PIMCO Equity Advisors is set forth in the Class D Prospectus under "Management of the Funds." The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.57% of the average daily net assets of the Fund. The Fund pay PIMCO Advisors monthly administrative fees at the annual rate of 0.65% of the average daily net assets attributable in the aggregate to the Fund's Class D shares. As discussed in the Class D Prospectus under "Management of the Funds--Administrative Fees" and "Management of the Funds-- 12b-1 Plan for Class D Shares," 0.25% of the Administrative Fee rate of 0.65% is payable under the 12b-1 Plan for Class D shares.

     The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

SUMMARY OF PRINCIPAL RISKS; CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

     The disclosure for the Fund in this section is incorporated by reference from the corresponding sections of the PIMCO Funds: Multi-Manager Series Prospectus for Institutional and Administrative Class shares dated November 1, 1999, which was filed as part of Post-Effective Amendment No. 43 to the Trust's Registration Statement on October 29, 1999.

                          PIMCO GLOBAL INNOVATION FUND

                       SUPPLEMENT DATED           , 2000
                                        ----------

                                    TO THE

                      STATEMENT OF ADDITIONAL INFORMATION
                      OF PIMCO FUNDS:MULTI-MANAGER SERIES


                            DATED NOVEMBER 1, 1999



     This Supplement to the Statement of Additional Information of PIMCO Funds:
Multi-Manager Series (the "Trust") is not a prospectus, and should be read in conjunction with the three Supplements (together, the "Supplements") dated
      , 2000 to the Prospectus for Class A, B and C shares dated November 1, 1999 of the Trust, the Prospectus for Institutional and Administrative Class shares dated November 1, 1999 of the Trust, and the Prospectus for Class D shared of the Trust dated November 1, 1999 (together, the "Prospectuses") as supplemented from time to time.

     The Statement of Additional Information of PIMCO Funds: Multi-Manager Series (the "Trust") dated November 1, 1999, as from time to time amended or supplemented (the "Trust SAI") is incorporated herein by reference. In the Trust SAI, references to the "Funds" or a "Fund" are deemed to refer to the PIMCO Global Innovation Fund unless otherwise set forth herein or unless the context otherwise requires. This Supplement relates solely to the PIMCO Global Innovation Fund, and does not amend or supercede any disclosure relating to any other series of the Trust.

     A copy of the Supplements, the Prospectuses and the Trust SAI may be obtained free of charge at the address and phone number listed below:

     PIMCO Funds
     840 Newport Center Drive
     Suite 300
     Newport Beach, California 92660
     Telephone: 1-800-927-4648
                1-800-987-4626 (PIMCO
                Infolink Audio Response Network)

                               TABLE OF CONTENTS
                               -----------------

                                                                        PAGE
                                                                        ----
THE TRUST..............................................................   1

INVESTMENT OBJECTIVES AND POLICIES.....................................   1

INVESTMENT RESTRICTIONS................................................   2
     Fundamental Investment Restrictions...............................   2
     Non-Fundamental Investment Restrictions...........................   4

MANAGEMENT OF THE TRUST................................................   6

DISTRIBUTION OF TRUST SHARES...........................................   9

PORTFOLIO TRANSACTIONS AND BROKERAGE...................................  11

     Portfolio Turnover................................................  12

NET ASSET VALUE........................................................  13

TAXATION...............................................................  14

OTHER INFORMATION......................................................  15
     Capitalization....................................................  15
     Performance Information...........................................  16
     Year 2000 Readiness Disclosure....................................  17
     Compliance Efforts Related to the Euro............................  18
     Voting Rights.....................................................  18
     Certain Ownership of Trust Shares.................................  19
     Custodian.........................................................  20
     Independent Accountants...........................................  21
     Transfer and Shareholder Servicing Agents.........................  21
     Legal Counsel.....................................................  21
     Registration Statement............................................  21
     Financial Statements..............................................  21

                                   THE TRUST

     PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of twenty-seven separate diversified investment series, including PIMCO Global Innovation Fund (the "Fund") (but not including any other series of the Trust which may currently be in registration). The following twenty-three series invest directly in common stocks and other securities and instruments: the Equity Income Fund, the Value Fund, the Renaissance Fund, the Tax-Efficient Equity Fund, the Enhanced Equity Fund, the Growth Fund, the Value 25 Fund, the Mega-Cap Fund, the Capital Appreciation Fund, the Mid-Cap Growth Fund, the Core Equity Fund, the Mid-Cap Equity Fund, the Target Fund, the Small-Cap Value Fund, the Small-Cap Growth Fund, the Opportunity Fund, the Micro-Cap Growth Fund, the Innovation Fund, the International Fund, the International Growth Fund, the Tax-Efficient Structured Emerging Markets Fund, the Structured Emerging Markets Fund and the Precious Metals Fund. Three additional series, PIMCO Funds Asset Allocation Series -90/10 Portfolio (the "90/10 Portfolio"), PIMCO Funds Asset Allocation Series -60/40 Portfolio (the "60/40 Portfolio"), and PIMCO Funds Asset Allocation Series -30/70 Portfolio (the "30/70 Portfolio," and together with the 90/10 Portfolio and the 60/40 Portfolio, the "Portfolios"), are so-called "funds-of-funds" which invest all of their assets in certain series of the Trust and other series in the PIMCO Funds family.

     The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFMACO Fund.

                      INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Fund described in the Supplements, each Fund may employ other investment practices and may be subject to additional risks which are described below. The Fund may engage in each of the practices described in the following subsections of the section of the Trust SAI captioned "Investment Objectives and Policies," which are incorporated herein by reference: "U.S. Government Securities," "Borrowing," "Preferred Stock," "Corporate Debt Securities," "High Yield Securities," "Loan Participations and Assignments," "Participation on Creditors Committees," "Variable and Floating Rate Securities," "Mortgage Related and Asset-Backed Securities," "Convertible Securities," "Foreign Securities," "Foreign Currencies," "Bank Obligations" (to the same extent as the PIMCO Innovation Fund), "Commercial Paper" (to the same extent as the PIMCO Innovation
Fund), "Money Market Instruments," "Derivative Instruments" (to the same extent as the PIMCO Innovation Fund), "When-Issued, Delayed Delivery and Forward Commitment Transactions," "Warrants to Purchase Securities," "Repurchase Agreements," "Securities Loans" (to the same extent as the PIMCO Innovation
Fund), "Stocks of Small and Medium Capitalization Companies," "Illiquid Securities," "Inflation-Indexed Bonds," "Delayed Funding Loans and Revolving Credit Facilities," "Catastrophe Bonds" and "Hybrid Instruments."

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the PIMCO Global Innovation Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions:

     (1) The Fund may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts.

     Under the following fundamental investment restrictions, the Fund may NOT:

     (2) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3) underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4) purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

     (5) acquire more than 10% of the voting securities of any issuer, both with respect to the Fund and to the Funds listed in the Trust SAI to which the same policy relates, in the aggregate; or

     (6) concentrate more than 25% of the value of its total assets in any one industry; except that the Global Innovation Fund will concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies.

     The investment objective of the Fund is non-fundamental and may be changed by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     The Fund is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described in the Trust SAI under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of the Fund's net assets, taken at current value, would then be invested in securities described in (a),
(b), (c), (d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options;

     (5) make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the Target Fund);

     (6) with respect to 75% of the Fund's total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to bank certificates of deposit or to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities;

     (7) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the Fund;

     (8) write (sell) or purchase options except that the Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) the Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by the Fund on all outstanding options it has purchased do not exceed 5% of its total assets. The Fund may enter into closing sale transactions with respect to options it has purchased;

     (9) invest more than 15% of the net assets of the Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees); or

     (10) borrow money (excluding reverse repurchase agreements which are subject to such Fund's fundamental borrowing restriction), except for temporary administrative purposes.

     Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the Fund's portfolio manager determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Fund's portfolio manager will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Supplements and the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     Information about the Trustees and officers of the Trust is set forth in the sections of the Trust SAI captioned "Management of the Trust -- Trustees and Officers," except that Mr. Segal resigned as a Trustee in December, 1999, Messrs. Burns and Weil resigned as officers of the Trust in December 1999, and Dennis McKechnie was appointed a Vice President of the Trust in December, 1999, and "Management of the Trust -- Trustees Compensation."

Investment Adviser

     As set forth in the Supplements, PIMCO Advisors L.P. serves as the Fund's investment adviser. Dennis McKechnie of PIMCO Equity Advisors (the Sub-Adviser of the Fund) serves as portfolio manager of the Fund. Information about PIMCO Advisors and its affiliates is set forth in the Trust SAI in the section captioned "Management of the Trust--Investment Adviser," and is incorporated herein by reference. For its services as Investment Adviser, the Fund pays PIMCO Advisors a fee at the annual rate of 0.85% of the average daily net assets of the Fund.

Fund Administrator

     PIMCO Advisors serves as administrator (and is referred to in this capacity as the "Administrator") to the Fund. Information about the administration arrangements of the Trust is included in the section of the Trust SAI captioned "Management of the Trust -- Fund Administrator." For its services as administrator, the Fund pays PIMCO Advisors administrative fees at the annual rate of (i) 0.40% of the Fund's average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares, (ii) 0.55% of the Fund's average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares (as subject to reduction as described in the Supplements), and (iii) 0.80% of the Fund's average daily net assets attributable to the Fund's Class D shares (of which 0.25% may be paid as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares, as discussed in the Trust SAI and the Supplements).

     In addition, the Administrator has contractually agreed to waive, reduce or reimburse its Administrative Fee for each class of shares of the Global Innovation Fund in an amount that, in essence, is equal to the Fund's organizational expenses and disinterested Trustees' expenses attributed to that class.

                         DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of the Fund's shares. The Distributor is a wholly-owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

     Information about the Trust's distribution, purchase, sale and redemption arrangements is set forth in the Trust SAI under "Distribution of Trust Shares" and is incorporated herein by reference.

Redemptions in Kind
-------------------

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds and Portfolios, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund or Portfolio. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Information about investment decisions and portfolio transactions for the Fund and about the Fund's brokerage arrangements is included in the Trust SAI in the section captioned "Portfolio Transactions and Brokerage."

Portfolio Turnover

     A change in the securities held by the Fund is known as "portfolio turnover." The portfolio manager manages the Fund without regard generally to restrictions on portfolio turnover, except those imposed on their ability to engage in short-term trading by provisions of the federal tax laws. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Fund. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). To the extent portfolio turnover results in the realization of net short-term capital gains, such gains are generally taxed to shareholders at ordinary income tax rates. See "Taxation."

     The portfolio turnover rate of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

     The portfolio turnover rate for the Fund is expected to be approximately the same as that of the PIMCO Innovation Fund, another series of the Trust disclosure for which is found in the Prospectuses and Trust SAI and which is incorporated herein by reference.


                                NET ASSET VALUE

     Disclosure regarding the determination of the net asset value of the Fund's shares is set forth in the Trust SAI under caption "Net Asset Value" and is incorporated herein by reference.

                                   TAXATION

     Disclosure relating to the taxation of the Fund and the tax consequences of an investment in the Fund is set forth in the Trust SAI under the caption "Taxation" and is incorporated herein by reference.

                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

     Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the Fund. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of the Fund will be reinvested in additional shares of the Fund unless the shareholder elects to have them paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all classes of shares of the Fund. Information about the Fund's performance is based on the Fund's record to a recent date and is not intended to indicate future performance.

     Information about performance information for the Fund, including the calculation of the total return of the Fund, is set forth in the Trust SAI under the captions "Other Information -- Performance Information" and "Other Information -- Calculation of Total Return" and is incorporated herein by reference.

Year 2000 Readiness Disclosure

     Many of the world's computer systems may be unable to correctly recognize, interpret or use dates beyond the year 1999 (the "Year 2000 Problem"). This inability might lead to significant business disruptions. PIMCO Advisors and Pacific Investment Management, which serves as sub-administrator to the Fund, are taking steps to ensure that their computer systems will function properly. PIMCO Advisors has designated a team of information and business professionals (the "Year 2000 Team") to address the Year 2000 Problem and has developed a written "Year 2000 Plan."

     The Year 2000 Plan consists of five general phases: Awareness, Assessment, Remediation, Testing and Implementation. The Year 2000 Plan and budget were prepared and approved by PIMCO Advisors' Management Board on July 21, 1998. During the Awareness phase, the Year 2000 Team informed the employees of the Adviser and its subsidiaries, including their highest levels of management, about the Year 2000 Problem. During the Assessment phase, the Year 2000 Team prepared an inventory of information technology ("IT") and non-IT systems used by the Adviser, its subsidiaries and Pacific Investment Management. Systems were classified as software, hardware or embedded chips. Separately, systems were also classified as mission critical or non-mission critical. As the inventory was compiled and verified, each system was preliminarily assessed for Year 2000 compliance. This preliminary assessment was made by obtaining manufacturers' representations that a given product is Year 2000 compliant or other evidence of compliance. Systems for which no such evidence can be obtained were identified as candidates for correction or replacement ("Remediation"). During the Remediation phase, software, hardware and embedded chips identified during the Assessment phase to be non-Year 2000 compliant are corrected or replaced. Necessarily, further corrections and replacements may need to be made after the Remediation phase has been completed as a result of problems identified during the Testing phase or otherwise. During the Testing phase, PIMCO Advisors performs internal testing, point-to-point testing and industry testing programs. Testing generally will be performed in order of criticality, with mission-critical systems receiving the highest priority. PIMCO Advisors does not plan to test non-mission critical systems that are not used in its business (e.g., software applications incidently installed on PCs). Several subsidiaries of PIMCO Advisors plan on participating in the Securities Industry Association industry-wide testing forum. During the Implementation phase, systems that have been tested and identified as being Year 2000 compliant are put into normal business operation and contingency plans are finalized.

     The business operations of PIMCO Advisors, and Pacific Investment Management are heavily dependent upon a complete worldwide network of financial systems that utilize date fields. The ability of PIMCO Advisors and Pacific Investment Management to endure any adverse effects of the transition to the Year 2000 are highly dependent upon the efforts of third parties, particularly issuers, brokers, dealers and custodians. The failure of third party organizations to resolve their own processing issues with respect to the Year 2000 Problem in a timely manner could have a material adverse effect on the Fund. As of the date of this Statement of Additional Information, the management of each of PIMCO Advisors, its investment advisory subsidiaries and Pacific Investment Management believes that the transition to the Year 2000 will not have a material adverse effect on its business or operations. However, complications as yet unidentified may arise in internal or external systems or with data providers, other securities firms or institutions, issuers, counterparties or other entities or even with general economic conditions related to the Year 2000 Problem. The Year 2000 problem may be particularly acute with respect to foreign markets and securities of foreign issuers in which the Fund invests due to a potential lack of Year 2000 compliance efforts in foreign markets or by foreign companies. Although PIMCO Advisors' efforts and expenditures in connection with the Year 2000 Problem are substantial, there can be no assurances that shareholders of the Fund will not suffer from disruptions or adverse results arising as a consequence of the Year 2000 Problem.

Compliance Efforts Related to the Euro

     Another potential computer system problem may arise in conjunction with the recent introduction of the euro. Whether introducing the euro to financial companies' systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of all of the series of the Trust, including the Fund, have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all series and then only shareholders of the affected series shall be entitled to vote on the matter. All classes of shares of a series will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Certain Ownership of Trust Shares

     As of December 31, 1999, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of the Fund.

Custodian

     Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of the Trust. Pursuant to a separate sub-custody agreement between IFTC and State Street Bank and Trust Company ("State Street"), State Street serves as subcustodian of the Trust for the custody of the foreign securities acquired by those series of the Trust that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent public accountants for the Trust.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

Transfer and Shareholder Servicing Agents

     First Data Investor Services Group, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

     Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

     This Statement of Additional Information, the Supplements and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Supplements as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     The Fund recently commenced operations and therefore financial statements are not yet available for the Fund.

               SUBJECT TO COMPLETION, DATED JANUARY 14, 2000

         PIMCO Funds Prospectus


PIMCO           This Prospectus describes two mutual funds offered by PIMCO
Funds:          Funds: Multi-Manager Series. The Funds provide access to the
Multi-          professional investment advisory services offered by PIMCO
Manager         Advisors L.P. and its affiliate, NFJ Investment Group.
Series

        , 1999 This Prospectus explains what you should know about the Funds before you invest. Please read it carefully.

Share           The Securities and Exchange Commission has not approved or
Classes         disapproved these securities or determined if this Prospectus is
Institutional   truthful or complete. Any representation to the contrary is a
and             criminal offense.
Administrative

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           NFJ Equity Income Fund.........................................   4
           NFJ Value Fund.................................................   6
         Summary of Principal Risks.......................................   8
         Management of the Funds..........................................   9
         Investment Options -- Institutional Class and Administrative
          Class Shares....................................................  11
         Purchases, Redemptions and Exchanges.............................  12
         How Fund Shares Are Priced.......................................  16
         Fund Distributions...............................................  17
         Tax Consequences.................................................  18
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  18

                                                                   Prospectus  2

            Summary Information

 The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4.

                                                                                                Approximate
                                                                                                Number of
  Sub-Adviser     Fund           Investment Objective    Main Investments                       Holdings
 ----------------------------------------------------------------------------------------------------------
  NFJ Investment  NFJ Equity     Current income as a     Income producing common stocks of         40-50
  Group           Income         primary objective;      companies with market capitalizations
                                 long-term growth of     of more than $2 billion
                                 capital as a secondary
                                 objective
             ----------------------------------------------------------------------------------------------
                  NFJ Value      Long-term growth of     Common stocks of companies with market     40
                                 capital and income      capitalizations of more than $2
                                                         billion that are undervalued relative
                                                         to the market and their industry
                                                         groups
 ----------------------------------------------------------------------------------------------------------

3  PIMCO Funds: Multi-Manager Series

            NFJ Equity Income Fund

-------------------------------------------------------------------------------
Principal       Investment Objective   Fund Focus              Approximate
Investments                                                    Capitalization
and             Seeks current          Income producing        Range
Strategies      income as a            common stocks
                primary                with potential          More than $2
                objective, and         for capital             billion
                long-term growth       appreciation
                of capital as a
                secondary
                objective

                                       Approximate             Dividend
                                       Number of               Frequency
                                       Holdings

                                       40-50                   Quarterly




            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (or dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              . Market Risk       . Value Securities Risk     . Management Risk

              . Issuer Risk       . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund commenced operations in      , 2000 and does not yet have
Information a full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.

                                                                   Prospectus 4

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)

                                                          None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
            ------------------------------------------------------------------
            (1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3
            ------------------------------------------------------------------
         Institutional   $72      $224
            ------------------------------------------------------------------
         Administrative   97       303
            ------------------------------------------------------------------

5  PIMCO Funds: Multi-Manager Series

            NFJ Value Fund

-------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus          Approximate
Investments
and           Seeks long-term        Undervalued         Capitalization Range
Strategies    growth of capital      larger              More than $2 billion
              and income             capitalization
                                     common stocks

                                     Approximate         Dividend Frequency
                                     Number of
                                     Holdings            Quarterly

                                     40

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $2 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (or dividend-paying) common stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. After narrowing this universe to approximately 150 candidates, the portfolio managers select approximately 40 stocks for the Fund, each representing a different industry group. The portfolio managers select stocks based on a quantitative analysis of factors including price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The Fund's portfolio is generally rebalanced quarterly. The portfolio managers may also replace a stock when a stock within the same industry group has a considerably lower valuation than the Fund's current holding.

             Under normal circumstances, the Fund intends to be fully invested in common stocks (aside from certain cash management practices). The Fund may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. This would be inconsistent with the Fund's investment objective and principal strategies.

-------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

            .Market Risk             .Value Securities Risk  .Management Risk

            .Issuer Risk             .Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

-------------------------------------------------------------------------------
Performance The Fund commenced operations in    , 2000 and does not yet have a
Information full calendar year of performance. Thus, no bar chart or Average
            Annual Total Returns table is included for the Fund.


                                                                   Prospectus 6

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)   None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.25%         0.70%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.25          0.95
            ------------------------------------------------------------------
            (1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3
            ------------------------------------------------------------------
         Institutional   $72      $224
            ------------------------------------------------------------------
         Administrative   97       303
            ------------------------------------------------------------------

7  PIMCO Funds: Multi-Manager Series

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may also decline for a number of reasons
Risk        which directly relate to the issuer, such as management
            performance, financial leverage and reduced demand for the issuer's goods or services.

Value       The Funds place particular emphasis on investing in securities of
Securities  companies that may not be expected to experience significant
Risk        earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
            Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, NFJ and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

                                                                   Prospectus  8

            Management of the Funds


Investment
Adviser
and
Administrator  PIMCO Advisors serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

               PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

               PIMCO Advisors has retained an affiliated investment management firm, NFJ Investment Group ("NFJ" or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. PIMCO Advisors has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory       Each Fund pays PIMCO Advisors fees in return for providing or
Fees           arranging for the provision of investment advisory services.
               PIMCO Advisors (and not the Funds) pays a portion of the advisory fees it receives to NFJ in return for NFJ's services as Sub-
               Adviser.

               The Funds pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                   Advisory Fees
            -------------------------------------------------
         NFJ Equity Income and NFJ Value Funds      0.45%

Administrative
Fees
               Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

               Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the annual rate of 0.25% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):


Sub-           The Sub-Adviser has full investment discretion and makes all
Adviser        determinations with respect to the investment of a Fund's assets.
               The following provides summary information about the Sub-Adviser, including its investment specialty.

         Sub-Adviser              Investment Specialty
            --------------------------------------------------------------------
         NFJ Investment Group     Value stocks that NFJ believes are undervalued
         2121 San Jacinto, Suite  and/or offer above-average dividend yields
         1840
         Dallas, TX 75201

9 PIMCO Funds: Multi-Manager Series

             The following provides additional information about the Sub-
            Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

             An affiliated sub-partnership of PIMCO Advisors, NFJ provides advisory services to mutual funds and institutional accounts. NFJ Investment Group, Inc., the predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets as of September 30, 1999 of approximately $2.2 billion.

            The following individuals at NFJ share primary responsibility for the noted Funds.

         Fund               Portfolio Managers  Since          Recent Professional Experience
            ---------------------------------------------------------------------------------------
         NFJ Equity Income  Chris Najork        [   ]*         Managing Director and founding
                                                               partner of NFJ. He has 30 years'
                                                               experience encompassing equity
                                                               research and portfolio management.
                                                               Prior to the formation of NFJ in
                                                               1989, he was a senior vice
                                                               president, senior portfolio manager
                                                               and analyst at NationsBank, which he
                                                               joined in 1974.
                            Benno J. Fischer    [   ]*         Managing Director and founding
                                                               partner of NFJ. He has 32 years'
                                                               experience in portfolio management,
                                                               investment analysis and research.
                                                               Prior to the formation of NFJ in
                                                               1989, he was chief investment
                                                               officer (institutional and fixed
                                                               income), senior vice president and
                                                               senior portfolio manager at
                                                               NationsBank, which he joined in
                                                               1971. Prior to joining NationsBank,
                                                               Mr. Fischer was a securities analyst
                                                               at Chase Manhattan Bank and Clark,
                                                               Dodge.
         NFJ Value          Messrs. Najork and  [   ]*         See above.
                            Fischer
                            Paul A. Magnuson    [   ]*         Principal at NFJ. He is a Portfolio
                                                               Manager and Senior Research Analyst
                                                               with 14 years' experience in equity
                                                               analysis and portfolio management.
                                                               Prior to joining NFJ in 1992, he was
                                                               an assistant vice president at
                                                               NationsBank, which he joined in
                                                               1985. Within the Trust Investment
                                                               Qualitative Services Division of
                                                               NationsBank, he was responsible for
                                                               equity analytics and structured fund
                                                               management.

            -------
            *Since inception of the Fund

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

                                                                   Prospectus 10

            Investment Options --
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

             Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

11 PIMCO Funds: Multi-Manager Series

            Purchases, Redemptions and Exchanges

Purchasing  Investors may purchase Institutional Class and Administrative
Shares Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. The minimum initial investment may be waived for Institutional or Administrative Class shares offered to clients of NFJ and its affiliates. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent") prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

                                                                  Prospectus 12

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust, PIMCO Advisors and NFJ each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or NFJ intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance

13 PIMCO Funds: Multi-Manager Series
            with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes
            Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

                                                                   Prospectus 14

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

              . Other Redemption Information. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

             Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund for shares of the same class of any other
            Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds: Pacific Investment
            Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment
            Management Company. Shareholders interested in such

15  PIMCO Funds: Multi-Manager Series
            an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund.

             Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do

                                                                   Prospectus 16
            not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors and/or NFJ. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

             Each Fund intends to declare and distribute income dividends to shareholders of record at least quarterly. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges or other fees on shares received through the reinvestment of Fund distributions.

             For further information on distribution options, please contact the Trust at 1-800-927-4648.

17  PIMCO Funds: Multi-Manager Series

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemptions or Exchanges of Shares. Any gain
            resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' Adviser and Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.
                                                                   Prospectus 18

Fixed          Fixed income securities are obligations of the issuer to make
Income         payments of principal and/or interest on future dates, and
Securities     include corporate and government bonds, notes, certificates of
and            deposit, commercial paper, convertible securities and mortgage-
Defensive      backed and other asset-backed securities.
Strategies

                Under normal circumstances, the Funds intend to be fully
               invested in common stocks (aside from cash management practices), except that each of the Funds may temporarily hold up to 10% of its assets in cash and cash equivalents for defensive purposes in response to unfavorable market and other conditions. These temporary defensive strategies would be inconsistent with the investment objective and principal investment strategies of each of the Funds and may adversely affect a Fund's ability to achieve its investment objective.

Companies
With
Smaller
Market
Capitalizations

               Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

                Because securities of smaller companies may have limited
               liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

Foreign        All of the Funds may invest in foreign securities, including
Securities     American Depository Receipts ("ADRs"). ADRs are dollar-
               denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States.

                Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy

19  PIMCO Funds: Multi-Manager Series
            in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in or that trade principally in
Securities  countries with developing (or "emerging market") economies.
            Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility;
            restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors.
            Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies.
            These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some
                                                                   Prospectus 20
            proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and NFJ do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.


Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

21  PIMCO Funds: Multi-Manager Series

When-
Issued,      Each Fund may purchase securities which it is eligible to purchase
Delayed      on a when-issued basis, may purchase and sell such securities for
Delivery     delayed delivery and may make contracts to purchase such
and          securities for a fixed price at a future date beyond normal
Forward      settlement time (forward commitments). When-issued transactions,
Commitment   delayed delivery purchases and forward commitments involve a risk
Transactions of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase   Each Fund may enter into repurchase agreements, in which the Fund
Agreements   purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds.
             This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse      Each Fund may enter into reverse repurchase agreements, subject to
Repurchase   the Fund's limitations on borrowings. A reverse repurchase
Agreements   agreement involves the sale of a security by a Fund and its
and Other    agreement to repurchase the instrument at a specified time and
Borrowings   price, and may be considered a form of borrowing for some
             purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or NFJ in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information.
             Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Portfolio    The length of time a Fund has held a particular security is not
Turnover     generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
             Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Illiquid     Each Fund may invest in securities that are illiquid so long as
Securities   not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
             "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to

                                                                 Prospectus  22

            Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  Each of the Funds may invest up to 5% of its assets in securities
in Other    of other investment companies, such as closed-end management
Investment  investment companies, or in other pooled investment vehicles. As a
Companies   shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.


Year 2000   Many of the services provided to the Funds depend on the smooth
Readiness   functioning of computer systems. Many systems in use today cannot
Disclosure  distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO Advisors and its subsidiaries, including NFJ, have surveyed the Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Funds will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally.
            Accordingly, PIMCO Advisors and NFJ reserve the right to vary, during the first quarter of 2000, the investments of any Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.


Changes     The investment objective of each Fund may be changed by the Board
in          of Trustees without shareholder approval. Unless otherwise stated
Investment in the Statement of Additional Information, all investment Objectives policies of the Funds may be changed by the Board of Trustees
and         without shareholder approval. If there is a change in a Fund's
Policies    investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

23 PIMCO Funds: Multi-Manager Series

            -------------------------------------------------------------------
PIMCO       INVESTMENT ADVISER AND ADMINISTRATOR
Funds:      PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA
Multi-      92660
Manager
Series

            -------------------------------------------------------------------
            SUB-ADVISER
            NFJ Investment Group, 2121 San Jacinto, Suite 1840, Dallas, TX
            75201

            -------------------------------------------------------------------
            CUSTODIAN
            Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Ropes & Gray, One International Place, Boston, MA 02110

            -------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:
Multi-Manager Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161File.

File No. 811-6161

[PIMCO Logo appears here]

PIMCO Funds
Multi-Manager Series

840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

                             SUBJECT TO COMPLETION

                            DATED JANUARY 14, 2000

                            PIMCO FUNDS PROSPECTUS



PIMCO FUNDS:               This Prospectus describes 2 mutual funds offered by
                           PIMCO Funds: Multi-Manager Series. The Funds provide access to the professional investment advisory services offered by PIMCO Advisors L.P. and its affiliate, Cadence Capital Management.
________, 1999

SHARE CLASSES              This Prospectus explains what you should know about
INSTITUTIONAL AND          the Funds before you invest. Please read it
ADMINISTRATIVE             carefully.

                           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.








INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

   TABLE OF CONTENTS



   Summary Information..........................................................      3
   Fund Summaries...............................................................
       Cadence Capital Appreciation  Fund.......................................      4
       Cadence Mid-Cap Growth Fund..............................................      6
   Summary of Principal Risks...................................................      8
   Management of the Funds......................................................     10
   Investment Options -- Institutional Class and Administrative Class Shares....     13
   Purchases, Redemptions and Exchanges.........................................     14
   How Fund Shares Are Priced...................................................     18
   Fund Distributions...........................................................     20
   Tax Consequences.............................................................     20
   Characteristics and Risks of Securities and Investment Techniques............     20

            SUMMARY INFORMATION

The table below lists the investment objectives and certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page __.

                                                                                                                         APPROXIMATE
                                                                                                                         NUMBER OF
SUB-ADVISER   FUND              INVESTMENT OBJECTIVE     MAIN INVESTMENTS                                                HOLDINGS
------------------------------------------------------------------------------------------------------------------------------------
Cadence       Cadence           Growth of capital        Common stocks of companies with market capitalizations of at
Capital       Capital                                    least $1 billion that have improving fundamentals and whose      60-100
Management    Appreciation                               stock is reasonably valued by the market.
                                ----------------------------------------------------------------------------------------------------
              Mid-Cap
              Growth            Growth of capital        Common stocks of companies with market capitalizations           60-100
                                                         of more than $500 million (excluding the largest 200 companies)
                                                         that have improving fundamentals and whose stock is reasonably valued by the market.
------------------------------------------------------------------------------------------------------------------------------------

CADENCE CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

PRINCIPAL          INVESTMENT OBJECTIVE          FUND FOCUS                  APPROXIMATE CAPITALIZATION RANGE
INVESTMENTS AND    Seeks growth of capital       Larger capitalization       At least $1 billion
STRATEGIES                                       common stocks

                                                 APPROXIMATE NUMBER          DIVIDEND FREQUENCY
                                                 OF HOLDINGS                 At least annually
                                                 60-100

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.


--------------------------------------------------------------------------------
PRINCIPAL RISKS

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

        .  Market Risk        .  Value Securities Risk       .  Credit Risk
        .  Issuer Risk        .  Growth Securities Risk      .  Management Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The Fund commenced operations in __________, 2000 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

                                                     Distribution                                        Total Annual
                            Advisory                and/or Service                    Other              Fund Operating
Share Class                   Fees                  (12b-1) Fees                    Expenses(1)             Expenses
------------------------------------------------------------------------------------------------------------------------------------
Institutional                0.45%                   None                            0.25%                0.70%
------------------------------------------------------------------------------------------------------------------------------------
Administrative               0.45                    0.25%                           0.25                 0.95
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

EXAMPLES. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                 Year 1                  Year 3
--------------------------------------------------------------------------------
Institutional                $ 72                    $ 224
--------------------------------------------------------------------------------
Administrative                 97                      303
--------------------------------------------------------------------------------

CADENCE MID-CAP GROWTH FUND

--------------------------------------------------------------------------------

PRINCIPAL          INVESTMENT OBJECTIVE          FUND FOCUS                  APPROXIMATE CAPITALIZATION RANGE
INVESTMENTS AND    Seeks growth of capital       Larger capitalization       More than $500 million (excluding the
STRATEGIES                                       common stocks               largest 200 companies)

                                                 APPROXIMATE NUMBER          DIVIDEND FREQUENCY
                                                 OF HOLDINGS                 At least annually
                                                 60-100

          The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analysis of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team sells a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.


PRINCIPAL RISKS

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

    .  Market Risk               .  Growth Securities Risk    .  Credit Risk
    .  Issuer Risk               .  Smaller Company Risk      .  Management Risk
    .  Value Securities Risk     .  Liquidity Risk

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The Fund commenced operations in __________, 2000 and does not yet have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

                                                     Distribution                                        Total Annual
                            Advisory                and/or Service                    Other              Fund Operating
Share Class                   Fees                  (12b-1) Fees                    Expenses(1)             Expenses
------------------------------------------------------------------------------------------------------------------------------------
Institutional                0.45%                   None                            0.25%                0.70%
------------------------------------------------------------------------------------------------------------------------------------
Administrative               0.45                    0.25%                           0.25                 0.95
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses is based on estimated amounts for the current fiscal year and reflects a 0.25% Administrative Fee paid by the class.

EXAMPLES. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class                 Year 1                  Year 3
--------------------------------------------------------------------------------
Institutional                $ 72                    $ 224
--------------------------------------------------------------------------------
Administrative                 97                      303
--------------------------------------------------------------------------------

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in BOLD TYPE. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

MARKET RISK

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ISSUER RISK

The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

VALUE SECURITIES RISK

The Funds place particular emphasis on investing in securities of companies that may not be expected to experience significant earnings growth, but whose securities its portfolio manager believes are selling at a price lower than their true value (value securities). Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

GROWTH SECURITIES RISK

The Funds place particular emphasis on investing in equity securities of companies that its portfolio manager believes will experience relatively rapid earnings growth (growth securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

SMALLER COMPANY RISK

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of COMPANIES WITH SMALLER MARKET CAPITALIZATIONS. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. The Cadence Mid-Cap Growth Fund has significant exposure to this risk because it invests substantial assets in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

LIQUIDITY RISK

Each of the Funds are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such ILLIQUID SECURITIES at an advantageous time or price. Funds with principal investment strategies that involve securities of COMPANIES WITH SMALLER MARKET CAPITALIZATIONS or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

CREDIT RISK

Each of the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to a REPURCHASE AGREEMENT or a LOAN OF PORTFOLIO SECURITIES, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their CREDIT RATINGS.

MANAGEMENT RISK

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO Advisors, Cadence and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO ADVISORS serves as the investment adviser and the administrator (serving in its capacity as administrator, the "Administrator") for the Funds. Subject to the supervision of the Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

  PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 1999, PIMCO Advisors and its subsidiary partnerships had more than $256 billion in assets under management.

  PIMCO Advisors has retained an affiliated investment management firm, Cadence Capital Management ("Cadence " or the "Sub-Adviser") to manage each Fund's investments. See "Sub-Adviser" below. PIMCO Advisors has retained its affiliate, Pacific Investment Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

ADVISORY FEES

  Each Fund pays PIMCO Advisors fees in return for providing or arranging for the provision of investment advisory services. PIMCO Advisors (and not the Funds) pays a portion of the advisory fees it receives to Cadence in return for Cadence's services as Sub-Advisor.

  The Funds pay monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

    FUND                                                           ADVISORY FEES
    Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds       0.45%

ADMINISTRATIVE FEES

Each Fund pays for the administrative services it requires under a fee structure which is essentially fixed. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to those classes of shares. PIMCO Advisors, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

  Institutional and Administrative Class shareholders of the Funds pay PIMCO Advisors monthly administrative fees at the annual rate of 0.25% (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares).

SUB-ADVISER

The Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund's assets. The following provides summary information about the Sub-Adviser, including its investment specialty.

SUB-ADVISER                           INVESTMENT SPECIALTY

CADENCE CAPITAL MANAGEMENT            A blend of growth companies whose stock is
Exchange Place, 53 State Street       reasonably valued by the market.
Boston, MA  02109

  The following provides additional information about the Sub-Adviser and the individual Portfolio Manager(s) who have or share primary responsibility for managing the Funds' investments.

  An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts. Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of September 30, 1999 of approximately $6.5 billion.

The following individuals at Cadence share primary responsibility for the noted Funds.

FUND                           PORTFOLIO MANAGER(S)  SINCE       RECENT PROFESSIONAL EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
Cadence Capital                David B. Breed        [   ]*      Managing Director, Chief Executive Officer, Chief Investment
Appreciation                                                     Officer and founding partner of Cadence.  Member of the
                                                                 Management Board of PIMCO Advisors.  He is a research generalist and has lead the team of portfolio managers and analysts since
                                                                 1988.  Mr. Breed has managed separate equity accounts for many institutional clients and has led the team that managers the
                                                                 PIMCO Funds sub-advised by Cadence since those Funds' inception dates.
                               William B. Bannick    [   ]*      Managing Director and Executive Vice President at Cadence.  Mr.
                                                                 Bannick is a research generalist and Senior Portfolio Manager for the Cadence team.  He has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the PIMCO Funds sub-advised by
                                                                 Cadence since joining Cadence in 1992.
                               Katherine A. Burdon   [   ]*      Managing Director and Senior Portfolio Manager at Cadence.  Ms.
                                                                 Burdon is a research generalist and has managed separately managed equity accounts for various Cadence institutional clients and has been a member of the team that manages the PIMCO Funds sub-advised by Cadence since joining Cadence in 1993.
                               Peter B. McManus      [   ]*      Director, Account Management at Cadence.  He has been a member of the investment team at Cadence and handles client relationships of separately managed accounts, and has been a member of the team that manages the PIMCO Funds sub-advised by Cadence since joining
                                                                 Cadence in 1994.  Previously, he served as a Vice President of
                                                                 Bank of Boston from 1991 to 1994.
Cadence Mid-Cap Growth         Mr. Breed             [   ]*      See above.
                               Messrs.Bannick   Same as Cadence  See above.
                               and McManus      Capital
                               and Ms. Burdon   Appreciation Fund

            _____________
            *Since inception of the Fund

DISTRIBUTOR

The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

INVESTMENT OPTIONS --
INSTITUTIONAL CLASS AND ADMINISTRATIVE CLASS SHARES

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

   The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. See "Purchases, Redemptions and Exchanges" below.

   Administrative Class shares are generally subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

 . SERVICE AND DISTRIBUTION (12B-1) FEES--ADMINISTRATIVE CLASS SHARES. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

   Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

   In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

 . ARRANGEMENTS WITH SERVICE AGENTS. Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

PURCHASES, REDEMPTIONS AND EXCHANGES

   PURCHASING SHARES. Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value ("NAV") of that class without a sales charge or other fee.

   Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

   Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

 . Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party.

 . INVESTMENT MINIMUMS. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. THE MINIMUM INITIAL INVESTMENT MAY BE WAIVED FOR INSTITUTIONAL OR ADMINISTRATIVE CLASS SHARES OFFERED TO CLIENTS OF CADENCE, AND ITS AFFILIATES. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor in which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

   The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

 . TIMING OF PURCHASE ORDERS AND SHARE PRICE CALCULATIONS. A purchase order received by the Trust's transfer agent, National Financial Data Services (the "Transfer Agent") prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's net asset value ("NAV"). An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

 . INITIAL INVESTMENT. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.

   Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

   An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO Advisors or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

 . ADDITIONAL INVESTMENTS. An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

 . OTHER PURCHASE INFORMATION. Purchases of a Fund's Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

   The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

   An investor should invest in the Funds for long-term investment purposes only. The Trust, PIMCO Advisors and Cadence each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

   Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

   Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO Advisors or Cadence intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

 . RETIREMENT PLANS. Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

REDEEMING SHARES

 . REDEMPTIONS BY MAIL. An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

 . REDEMPTIONS BY TELEPHONE OR OTHER WIRE COMMUNICATION. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

   In electing a telephone redemption, the investor authorizes Pacific Investment Management Company and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by Pacific Investment Management Company or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and Pacific Investment Management Company or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

   Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

   Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

 . OTHER REDEMPTION INFORMATION. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information, such as account number, redemption amount (in dollars or shares) and the Fund name, and must be executed or initialed by the appropriate signatories. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day.

   Redemption proceeds will ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. The Trust may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

   For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

   Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

   The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

EXCHANGE PRIVILEGE

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a series of PIMCO Funds:
Pacific Investment Management Series, an affiliated mutual fund family composed primarily of fixed income portfolios managed by Pacific Investment Management Company. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds: Pacific Investment Management Series at the same address and telephone number as the Trust.

   An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

   The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

HOW FUND SHARES ARE PRICED

   The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

   For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

   Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

   Fund shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

   In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors and/or Cadence. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

   Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

FUND DISTRIBUTIONS

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares.

   Each Fund intends to declare and distribute income dividends to shareholders of record at least annually. In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

   A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash by calling the Trust at 1-800-927-4648.

   Shareholders do not pay any sales charges or other fees on shares received through the reinvestment of Fund distributions.

   For further information on distribution options, please contact the Trust at 1-800-927-4648.

TAX CONSEQUENCES

 . Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

   Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long the shareholder owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

   Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

 . Taxes on Redemptions or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction generally will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

 . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

 . This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES

This section provides additional information about some of the principal investments and related risks of the Funds identified under ''Summary Information'' above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investments or strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Funds' Adviser and Sub-Adviser and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

FIXED INCOME SECURITIES AND DEFENSIVE STRATEGIES

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates, and include corporate and government bonds, notes, certificates of deposit, commercial paper, convertible securities and mortgage-backed and other asset-backed securities.

   Aside from the cash management practices described below, the Funds intend to be as fully invested in common stocks as practicable at all times. For cash management purposes, each of the Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. Neither of the Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

COMPANIES WITH SMALLER MARKET CAPITALIZATIONS

Each of the Funds may invest in securities of companies with market capitalizations that are small compared to other publicly traded companies. The Cadence Mid-Cap Growth Fund has significant exposure to these risks because it invests primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

   Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

   Because securities of smaller companies may have limited liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

FOREIGN SECURITIES

All of the Funds may invest in foreign securities, including American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States.

   Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

EMERGING MARKET SECURITIES

Each of the Funds that may invest in foreign securities may invest in securities of issuers based in or that trade principally in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

   Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

FOREIGN CURRENCIES

A Fund that invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

CONVERTIBLE SECURITIES

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

CREDIT RATINGS AND UNRATED SECURITIES

The Funds may invest in securities based on their credit ratings assigned by rating agencies such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and Cadence do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

   A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

LOANS OF PORTFOLIO SECURITIES

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

SHORT SALES

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Funds will invest in repurchase agreements only as a cash management technique
with respect to that portion of its portfolio maintained in cash.   Repurchase
agreements maturing in more than seven days are considered illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

Each Fund may enter into reverse repurchase agreements, subject to the Fund's limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or Cadence in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

PORTFOLIO TURNOVER

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

ILLIQUID SECURITIES

Each Fund may invest in securities that are illiquid so long as not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by the Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

INVESTMENT IN OTHER INVESTMENT COMPANIES

Each of the Funds may invest up to 5% of its assets in securities of other investment companies, such as closed-end management investment companies, or in other pooled investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

YEAR 2000 READINESS DISCLOSURE

Many of the services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, this could have an adverse impact on the Funds' operations and services provided to shareholders. PIMCO Advisors and its subsidiaries, including Cadence, have surveyed the Funds' material service providers and believe that, on the basis of the information supplied, the service providers used by the Funds on January 1, 2000 will not be materially adversely affected by the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected, nor can there be any assurance that the year 2000 problem will not have an adverse effect on the entities whose securities are held by the Funds or on domestic or global equity markets or economies, generally. Accordingly, PIMCO Advisors and Cadence reserve the right to vary, during the fourth quarter of 1999 and/or the first quarter of 2000, the investments of any Fund to maintain sufficient liquidity to satisfy actual or anticipated redemption activity.

CHANGES IN INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

PERCENTAGE INVESTMENT LIMITATIONS

Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

OTHER INVESTMENTS AND TECHNIQUES

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

PIMCO FUNDS:  MULTI-MANAGER SERIES

INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

SUB-ADVISER
Cadence Capital Management, Exchange Place, 53 State Street, Boston, MA  02109

CUSTODIAN
Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT
National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCOInfolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:

Multi-Manager Series

840 Newport Center Drive

Suite 300

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the

Securities and Exchange Commission's public reference room in Washington, D.C.

You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room.  You may also access reports and other information about the Trust on the Commission's Web site at www.sec.gov.  You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C.  20549-

6009, or by electronic request at the following e-mail address:

publicinfo@sec.gov. You may need to refer to the Trust's file number under the

Investment Company Act, which is 811-6161File No. 811-6161PIMCO Funds

Multi-Manager Series

840 Newport Center Drive

Suite 300

Newport Beach, CA 92660

                             SUBJECT TO COMPLETION

                            DATED JANUARY 14, 2000

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                      STATEMENT OF ADDITIONAL INFORMATION

                               ___________, 1999



     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds: Multi-Manager Series (the "Trust"), as supplemented from time to time. Through seven Prospectuses, the Trust offers up to six classes of shares of each of its "Funds" and five classes of shares of each of its "Portfolios" (each as defined herein). Class A, Class B and Class C shares of certain Funds are offered through the "Class A, B and C Prospectus," dated November 1, 1999, Class D shares of certain Funds are offered the "Class D Prospectus," dated November 1, 1999, Institutional and Administrative Class shares of certain Funds are offered through three separate prospectuses, the "Trust Institutional Prospectus," dated November 1, 1999, the "NFJ Institutional Prospectus," dated __________, 1999, and the "Cadence Institutional Prospectus," dated __________, 1999 (together, the "Institutional Prospectus"). Class A, Class B and Class C shares of the Portfolios are offered through the "Retail Portfolio Prospectus," dated November 1, 1999, and Institutional and Administrative Class Shares of the Portfolios are offered through the "Institutional Portfolio Prospectus," dated November 1, 1999. The Class A, B and C Prospectus, the Class D Prospectus, the Institutional Prospectus, the Retail Portfolio Prospectus and the Institutional Portfolio Prospectus are collectively referred to herein as the "Prospectuses."

     Audited financial statements for the Trust, as of June 30, 1999, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust's five June 30, 1999 Annual Reports. Because the Portfolios invest a portion of their assets in series of PIMCO Funds ("PIMS"), the PIMS Prospectus for Institutional Class shares, dated August 1, 1999 and as from time to time amended or supplemented (the "PIMS Prospectus"), and the PIMS Statement of Additional Information, dated August 31, 1999 and as from time to time amended or supplemented, are also incorporated herein by reference. See "Investment Objectives and Policies--Investment Strategies of the Portfolios--Incorporation by Reference" in this Statement of Additional Information. A copy of the applicable Prospectus and the Annual Report (if any) corresponding to such Prospectus, and the PIMCO Funds Shareholders' Guide for Class A, B and C Shares (the "Guide"), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below.

                                                      Class A, B and C, Class D,
                                                      --------------------------
       Institutional and Institutional                and Retail Portfolio Prospectuses,
       -----------------------------                  ----------------------------------
       Portfolio Prospectuses,                        Annual Reports, the Guide
       -----------------------                        -------------------------
       Annual Reports and the PIMS                    and the Prospectus and
       ---------------------------                    ----------------------
       Prospectus and Statement of                    Statement of Additional
       ---------------------------                    ------------------------
       Additional Information                         Information
       ----------------------                         -----------
       PIMCO Funds                                    PIMCO Funds Distributors LLC
       840 Newport Center Drive                       2187 Atlantic Street
       Suite 300                                      Stamford, Connecticut 06902
       Newport Beach, California 92660                Telephone: Class A, B and C - 1-800-426-0107
       Telephone: 1-800-927-4648                                 Class D - 1-888-87-PIMCO
                  1-800-987-4626 (PIMCO                          Retail Portfolio - 1-800-426-0107
                  Infolink Audio Response Network)

       THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               TABLE OF CONTENTS
                               -----------------

                                                                                         PAGE
                                                                                         ----
THE TRUST.............................................................................     1

INVESTMENT OBJECTIVES AND POLICIES....................................................     1
     U.S. Government Securities.......................................................     1
     Borrowing........................................................................     2
     Preferred Stock..................................................................     3
     Corporate Debt Securities........................................................     3
     High Yield Securities ("Junk Bonds").............................................     3
     Loan Participations and Assignments..............................................     5
     Participation on Creditors Committees............................................     5
     Variable and Floating Rate Securities............................................     5
     Mortgage-Related and Asset-Backed Securities.....................................     6
     Convertible Securities...........................................................    10
     Equity-Linked Securities.........................................................    10
     Foreign Securities...............................................................    11
     Foreign Currencies...............................................................    13
     Bank Obligations.................................................................    14
     Commercial Paper.................................................................    15
     Money Market Instruments.........................................................    15
     Derivative Instruments...........................................................    15
     When-Issued, Delayed Delivery and Forward Commitment Transactions................    23
     Warrants to Purchase Securities..................................................    23
     Repurchase Agreements............................................................    24
     Securities Loans.................................................................    24
     Stocks of Small and Medium Capitalization Companies..............................    24
     Illiquid Securities..............................................................    25
     Inflation-Indexed Bonds..........................................................    25
     Delayed Funding Loans and Revolving Credit Facilities............................    26
     Catastrophe Bonds................................................................    27
     Hybrid Instruments...............................................................    27
     Precious Metals and Metal-Indexed Notes..........................................    28
     Investment Strategies of the Portfolios - Incorporation by Reference.............    29

INVESTMENT RESTRICTIONS...............................................................    29
     Fundamental Investment Restrictions..............................................    29
     Non-Fundamental Investment Restrictions..........................................    32

MANAGEMENT OF THE TRUST...............................................................    34
     Trustees and Officers............................................................    34
     Trustees' Compensation...........................................................    37
     Investment Adviser...............................................................    38
     Portfolio Management Agreements..................................................    42
     Fund Administrator...............................................................    45

DISTRIBUTION OF TRUST SHARES..........................................................    49
     Distributor and Multi-Class Plan.................................................    49
     Distribution and Servicing Plans for Class A, Class B and Class C Shares.........    51
     Payments Pursuant to Class A Plans...............................................    54
     Payments Pursuant to Class B Plans...............................................    56
     Payments Pursuant to Class C Plans...............................................    58
     Distribution and Administrative Services Plans for Administrative Class Shares...    61
     Payments Pursuant to the Administrative Plans....................................    62

                                                                                         PAGE
                                                                                         ----
     Plan for Class D Shares..........................................................    63
     Purchases, Exchanges and Redemptions.............................................    64

PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................    67
     Investment Decisions and Portfolio Transactions..................................    67
     Brokerage and Research Services..................................................    68
     Portfolio Turnover...............................................................    70

NET ASSET VALUE.......................................................................    71

TAXATION..............................................................................    72
     Distributions....................................................................    73
     Sales of Shares..................................................................    74
     Backup Withholding...............................................................    74
     Options, Futures, Forward Contracts and Swap Agreements..........................    75
     Foreign Currency Transactions....................................................    75
     Foreign Taxation.................................................................    75
     Original Issue Discount and Pay-In-Kind Securities...............................    76
     Other Taxation...................................................................    76

OTHER INFORMATION.....................................................................    77
     Capitalization...................................................................    77
     Performance Information..........................................................    78
     Calculation of Yield.............................................................    79
     Calculation of Total Return......................................................    80
     Year 2000 Readiness Disclosure...................................................    97
     Compliance Efforts Related to the Euro...........................................    98
     Voting Rights....................................................................    98
     Certain Ownership of Trust Shares................................................    99
     Custodian........................................................................   127
     Independent Accountants..........................................................   128
     Transfer and Shareholder Servicing Agents........................................   128
     Legal Counsel....................................................................   128
     Registration Statement...........................................................   128
     Financial Statements.............................................................   128

APPENDIX
     DESCRIPTION OF SECURITIES RATINGS................................................     1
     Moody's Investors Service, Inc...................................................     1
     Standard & Poor's Ratings Services...............................................     2

PIMCO FUNDS SHAREHOLDERS' GUIDE FOR CLASS A, B AND C SHARES...........................  SG-1

                                   THE TRUST

     PIMCO Funds: Multi-Manager Series (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of thirty separate diversified investment series. The following twenty-three series (the "Funds") invest directly in common stocks and other securities and instruments: the Equity Income Fund, the Value Fund, the Renaissance Fund, the Tax-Efficient Equity Fund, the Enhanced Equity Fund, the Growth Fund, the Value 25 Fund, the Mega-Cap Fund, the Capital Appreciation Fund, the Mid-Cap Growth Fund, the Core Equity Fund, the Mid-Cap Equity Fund, the Target Fund, the Small-Cap Value Fund, the Small-Cap Growth Fund, the Opportunity Fund, the Micro-Cap Growth Fund, the Innovation Fund, the International Fund, the International Growth Fund, the Tax-Efficient Structured Emerging Markets Fund, the Structured Emerging Markets Fund, the Precious Metals Fund, the NFJ Equity Income Fund, the NFJ Value Fund, the Cadence Capital Appreciation Fund and the Cadence Mid-Cap Growth Fund. Three additional series, PIMCO Funds Asset Allocation Series - 90/10 Portfolio (the "90/10 Portfolio"), PIMCO Funds Asset Allocation Series - 60/40 Portfolio (the "60/40 Portfolio"), and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (the "30/70 Portfolio," and together with the 90/10 Portfolio and the 60/40 Portfolio, the "Portfolios"), are so-called "funds-of-funds" which invest all of their assets in certain of the Funds and other series in the PIMCO Funds family.


     The Trust was organized as a Massachusetts business trust on August 24, 1990. On January 17, 1997, the Trust and PIMCO Advisors Funds, a separate trust, were involved in a transaction in which certain series of PIMCO Advisors Funds reorganized into series of the Trust. In connection with this transaction, the Trust changed its name from PIMCO Funds: Equity Advisors Series to its current name. Prior to being known as PIMCO Funds: Equity Advisors Series, the Trust was named PIMCO Advisors Institutional Funds, PFAMCO Funds and PFMACO Fund.

                      INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Funds and Portfolios described in the Prospectuses, each Fund may employ other investment practices and may be subject to additional risks which are described below. Because the following is a combined description of investment strategies and risks for all the Funds and Portfolios, certain strategies and/or risks described below may not apply to particular Funds and/or Portfolios. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectuses, under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Fund or Portfolio may engage in each of the practices described below.

     The 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio invest all of their assets in certain Funds and series of PIMCO Funds ("PIMS"), an open-end series management investment company advised by Pacific Investment Management Company ("Pacific Investment Management"), an affiliate of PIMCO Advisors. PIMS is referred to in the Prospectuses as PIMCO Funds: Pacific Investment Management Series. These Funds and other series in which the Portfolios invest are referred to in this Statement as "Underlying PIMCO Funds." By investing in Underlying PIMCO Funds, the Portfolios may have an indirect investment interest in some or all of the securities and instruments described below depending upon how their assets are allocated among the Underlying PIMCO Funds. The Portfolios may also have an indirect investment interest in other securities and instruments utilized by the Underlying PIMCO Funds which are series of PIMS. These securities and instruments are described in the current PIMS prospectus for Institutional Class and Administrative Class shares and in the PIMS statement of additional information. The PIMS prospectus and statement of additional information are incorporated in this document by reference. See "Investment Strategies of the Portfolios--Incorporation by Reference" below.

     The Funds' sub-advisers, which are responsible for making investment decisions for the Funds, are referred to in this section and the remainder of this Statement of Additional Information as "Sub-Advisers." As discussed below under "Management of the Trust--Investment Adviser," the PIMCO Equity Advisors division of PIMCO Advisors is also referred to as a "Sub-Adviser."

U.S. Government Securities

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

     Subject to the limitations described under "Investment Restrictions" below, a Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund's assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940, as amended ("1940 Act"), require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. As noted under "Investment Restrictions," certain Funds are subject to limitations on borrowings which are more strict than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Funds and Portfolios pursuant to guidelines approved by the Board of Trustees.

     In addition to borrowing for temporary purposes, a Fund may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. The Fund will segregate assets determined to be liquid by the Adviser or the Fund's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Funds' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

     All Funds may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

     All Funds may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate debt securities in which the Funds may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

High Yield Securities ("Junk Bonds")

     Certain of the Funds may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Fund, or, if unrated, are of comparable quality in the opinion of the Fund's Sub-Adviser. A description of the ratings categories used is set forth in the Appendix to this Statement of Additional Information.

     A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the relevant Sub-Adviser to be of comparable quality to obligations so rated.

     Certain Funds may invest a portion of their assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P or, if not rated, determined by the Sub-Adviser to be of comparable quality. In addition, certain of these Funds may invest in convertible securities rated below B by Moody's or S&P (or, if unrated, considered by the Sub-Adviser to be of comparable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in these Funds. Although each of the Funds that invests in high yield securities reserves the right to do so at any time, as of the date of this Statement of Additional Information, none of these Funds invest or has the present intention to invest more than 5% of its assets in high yield securities or junk bonds. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Fund of the Trust that may purchase high yield securities may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by certain of the Funds are described as "speculative" by both Moody's and S&P.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Fund's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Funds. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind" securities may be affected to a greater extent by interest rate changes. See Appendix A to this Statement of Additional Information for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Fund's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Fund may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.

Loan Participations and Assignments

     Certain Funds may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, a Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

     Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. A Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, a Fund's rights against the borrower may be more limited than those held by the original lender.

Participation on Creditors Committees

     A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when the Adviser and the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     Certain of the Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

     Certain Funds may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Mortgage-Related and Asset-Backed Securities

     All Funds that may purchase debt securities for investment purposes may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Fund to successfully utilize these instruments may depending part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of
mortgage-related securities.   See "Collateralized Mortgage Obligations" below.

     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in ''pools'' of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or services of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by a Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets.
In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an IO class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup some or all of its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the

Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

     Other Asset-Backed Securities. Similarly, the Adviser and Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Funds that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with a Fund's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

     Many of the Funds may invest in convertible securities. A Fund's Sub-Adviser will select convertible securities to be purchased by the Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

     The Renaissance Fund may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Renaissance Fund may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Equity-Linked Securities

     Each of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest up to 15% of its net assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Fund invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" in this Statement of Additional Information. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Funds' restrictions on investments in illiquid securities.

Foreign Securities

     The Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International Growth and International Funds may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International Growth, International and Precious Metals Funds may also invest in common stocks issued by foreign companies. The Precious Metals Fund may invest primarily in securities of foreign issuers, securities denominated in foreign currencies, securities principally traded on securities markets outside of the United States and in securities of foreign issuers that are traded on U.S. securities markets. The Renaissance, Core Equity, Mid-Cap Equity, Growth, Target, Opportunity and Innovation Funds each may invest up to 15% of their respective net assets in securities which are traded principally in securities markets outside the United States (Eurodollar certificates of deposit are excluded for purposes of these limitations), and (except for the Core Equity and Mid-Cap Equity Funds) may invest without limit in securities of foreign issuers that are traded in U.S. securities markets. The Enhanced Equity Fund may invest in common stock of foreign issuers if it is included in the index from which stocks are selected.

     Each of the Funds may invest in American Depository Receipts ("ADRs"). The Renaissance, Growth, Target, Core Equity, Mid-Cap Equity, Opportunity, Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International Growth, International and Precious Metals Funds may invest in European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     A Fund's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     Special Risks of Investing in Russian and Other Eastern European Securities. The International, International Growth, Tax-Efficient Structured Emerging Markets and Structured Emerging Markets Funds may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

     In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

     Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

     A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

     Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies

     The Renaissance, Core Equity, Mid-Cap Equity, Growth, Target, Opportunity, Innovation, International, International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets and Precious Metals Funds invest directly in foreign currencies and may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International, International Growth and Precious Metals Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

     The International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Sub-Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

     Special Risks Associated with the Introduction of the Euro. The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the European Economic and Monetary Union presents unique uncertainties for European securities in the markets in which they trade and with respect to the operation of the Funds that invest in securities denominated in European currencies and other European securities.
The introduction of the euro will result in the redenomination of European debt and equity securities over a period of time. Uncertainties raised by the introduction of the euro include whether the payment and operational systems of banks and other financial institutions will function correctly, whether clearing and settlement payment systems developed for the new currency will be suitable, the valuation and legal treatment of outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro, and possible adverse accounting or tax consequences that may arise from the transition to the euro. These or other factors could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds.

Bank Obligations

     Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Each Fund may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

     Each Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

     The Renaissance, Growth, Target, Core Equity, Mid-Cap Equity, Opportunity, Innovation, International, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International Growth and Precious Metals Funds limit their investments in foreign bank obligations to obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world in terms of total assets; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the relevant Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to each Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

     Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

     All Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of U.S. dollar-denominated obligations of domestic issuers, or, additionally for the Renaissance, Growth, Target, Core Equity, Mid-Cap Equity, Opportunity, Innovation, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, International, International Growth and Precious Metals Funds, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

     Each of the Funds may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Fund may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or a Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker-dealers.

Derivative Instruments

     The following describes certain derivative instruments and products in which certain Funds may invest and risks associated therewith.

     The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time.

     Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectuses, certain Funds may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund segregates assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Fund in assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees.

     If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC Options. The Renaissance, Growth, Target, Opportunity, Innovation, International, International Growth and Precious Metals Funds may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which certain Funds may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Funds may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     For each of the International, International Growth, Renaissance, Growth, Target, Opportunity and Innovation Funds, in the case of a written call option on a securities index, the Fund will own corresponding securities whose historic volatility correlates with that of the index.

     Foreign Currency Options. The International, Core Equity, Mid-Cap Equity, International Growth, Structured Emerging Markets, and Tax-Efficient Structured Emerging Markets Funds may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund's securities may be denominated. In addition, each of the Funds that may buy or sell foreign currencies may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

     Futures Contracts and Options on Futures Contracts. Certain Funds may use interest rate, foreign currency or index futures contracts. The International, Core Equity, Mid-Cap Equity, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The International, Core Equity, Mid-Cap Equity, International Growth, Renaissance, Growth, Target, Opportunity, Innovation, Enhanced Equity, Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). Each of the International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust the Fund's exposure to a particular market. These Funds may invest in Index Futures and related options when a Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for a Fund pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Fund may also avoid potential market and liquidity problems which may result from increases in positions already held by the Fund.

     An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Fund's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Fund will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Fund will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Fund has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Fund has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     A Fund may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases such instruments. Positions in Index Futures may be closed out by a Fund only on the futures exchanges upon which the Index Futures are then traded.

     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts in which the Funds may invest will be developed and traded in the future.

     Certain Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

     A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.
In computing daily net asset value, each Fund will mark to market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Any transaction costs must also be included in these calculations.

     Limitations on Use of Futures and Futures Options. The Funds may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Funds may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, certain Funds may utilize futures contracts for investment purposes. For instance, the International, International Growth, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may invest to a significant degree in Index Futures on stock indexes and related options (including those which may trade outside of the United States) as an alternative to purchasing individual stocks in order to adjust their exposure to a particular market. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the

Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. The value of some derivative instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to risk of loss. In addition, a Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Fund had not used such instruments.

     Swap Agreements. The Tax-Efficient Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by segregating assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counter parties that meet certain standards of creditworthiness (generally, such counter parties would have to be eligible counter parties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued, Delayed Delivery and Forward Commitment Transactions

     A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a delayed delivery basis.

     Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Certain Funds may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. A Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

     Certain Funds may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Repurchase Agreements

     For the purposes of maintaining liquidity and achieving income, each Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Advisers, as appropriate, will monitor the creditworthiness of the counter parties.

Securities Loans

     Subject to certain conditions described in the Prospectuses and below, each of the Equity Income, Value, Tax-Efficient Equity, Enhanced Equity, Value 25, Mega-Cap, Capital Appreciation, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Core Equity, Mid-Cap Equity, Target, Micro-Cap Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 331/3% of its total assets, and each of the Renaissance, Growth, Opportunity, Innovation, International, International Growth and Precious Metals Funds may make such loans amounting to no more than 25% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Advisers to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. Each Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

Stocks of Small and Medium Capitalization Companies

     Certain of the Funds may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

     Many of the Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

     Each Fund may invest in securities that are illiquid so long as no more than 15% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or a Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or a Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

     Certain Funds may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).

If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

     The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including a time wh/en the company's financial condition makes it unlikely that such amounts will be repaid).

     The Funds may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments." The terms of the participation require a Fund to make a pro rata share of all loans extended to the borrower and entitles a Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or a Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Catastrophe Bonds

     The Funds may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose a Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Class A, B and C, Class D and Institutional Prospectuses. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Hybrid Instruments

     The Funds may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund. Accordingly, no Fund will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Precious Metals and Metal-Indexed Notes

     The Precious Metals Fund may invest in notes, the principal amount or redemption price of which is indexed to, and thus varies directly with, changes in the market price of gold bullion or other precious metals ("Metal-Indexed Notes"). It is expected that the value of Metal-Indexed Notes will be as volatile as the price of the underlying metal.

     The Precious Metals Fund will only purchase Metal-Indexed Notes which are rated investment grade or are issued by issuers that have outstanding debt obligations rated investment grade or commercial paper rated in the top rating category by any NRSRO, or Metal-Indexed Notes issued by issuers that the Sub-Adviser has determined to be of similar creditworthiness. Debt obligations rated in the fourth highest rating category by an NRSRO are considered to have some speculative characteristics. The Metal-Indexed Notes might be backed by a bank letter of credit, performance bond or might be otherwise secured, and any such security, which would be held by the Fund's custodian, would be taken into account in determining the creditworthiness of the securities. The Precious Metals Fund might purchase unsecured Metal-Indexed Notes if the issuer thereof met the Fund's credit standards without any such security. While the principal amount or redemption price of Metal-Indexed Notes would vary with the price of the resource, such securities would not be secured by a pledge of the resource or any other security interest in or claim on the resource. In the case of Metal-Indexed Notes not backed by a performance bond, letter of credit or similar security, it is expected that such securities generally would not be secured by any other specific assets.

     The Precious Metals Fund anticipates that if Metal-Indexed senior securities were to be purchased, such securities would be issued by precious metals or commodity brokers or dealers, by mining companies, by commercial banks or by other financial institutions. Such issuers would issue notes to hedge their inventories and reserves of the resource, or to borrow money at a relatively low cost (which would include the nominal rate of interest paid on Metal-Indexed Notes, described below, and the cost of hedging the issuer's metals exposure). The Precious Metals Fund would not purchase a Metal-Indexed
Note issued by a broker or dealer if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer. The Precious Metals Fund might purchase Metal-Indexed Notes from brokers or dealers which are not also securities brokers or dealers. Precious metals or commodity brokers or dealers are not subject to supervision or regulation by any governmental authority or self-regulatory organization in connection with the issuance of Metal-Indexed Notes.

     Until fairly recently, there were no Metal-Indexed Notes outstanding and consequently there is no secondary trading market for such securities. Although a limited secondary market might develop among institutional traders, there is no assurance that such a market will develop. No public market is expected to develop, since the Precious Metals Fund expects that Metal-Indexed Notes will not be registered under the 1933 Act, and therefore disposition of such securities, other than to the issuer thereof (as described below), would be dependent upon the availability of an exemption from such registration.

     Any Metal-Indexed Notes which the Precious Metals Fund might purchase generally will have maturities of one year or less. Such notes, however, will be subject to being called for redemption by the issuer on relatively short notice. In addition, it is expected that the Metal-Indexed Notes will be subject to being put by the Precious Metals Fund to the issuer or to a stand-by broker meeting the credit standards set forth above, with payments being received by the Precious Metals Fund on no more than seven days' notice. A stand-by broker might be a securities broker-dealer, in which case the Precious Metals Fund's investment will be limited by applicable regulations of the Securities and Exchange Commission (the "SEC"). The put feature of the Metal-Indexed Notes will ensure liquidity even in the absence of a secondary trading market. The securities will be repurchased upon exercise of the holder's put at the specified exercise price, less repurchase fees, if any, which are not expected to exceed 1% of the redemption or repurchase proceeds. Depending upon the terms of particular Metal-Indexed Notes, there might be a period as long as five days between the date upon which the Precious Metals Fund notifies the issuer of the exercise of the put and determination of the sale price.

     It is expected that any Metal-Indexed Notes which the Precious Metals Fund might purchase will bear interest or pay preferred dividends at relatively nominal rates under 2% per annum. The Precious Metals Fund's holdings of such senior securities therefore would not generate appreciable current income, and the return from such senior securities would be primarily from any profit on the sale or maturity thereof at a time when the price of the relevant precious metal is higher than it was when the senior securities were purchased.

Investment Strategies of the Portfolios - Incorporation by Reference

     The 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio invest all of their assets in Underlying PIMCO Funds, which include certain Funds of the Trust and series of PIMS as specified in the Retail Portfolio Prospectus and Institutional Portfolio Prospectus. By investing in Underlying PIMCO Funds, the Portfolios may be subject to some or all of the risks associated with the securities, instruments and techniques utilized by the Funds described above. They may also be subject to additional risks associated with other securities, instruments and techniques utilized by Underlying Funds which are series of PIMS. The PIMS series and their attendant risks as described in the current PIMS prospectus for Institutional Class and Administrative Class shares and PIMS statement of additional information, which are included in the PIMS registration statement (File Nos. 033-12113 and 811-5028) on file with the Securities and Exchange Commission. The current PIMS prospectus and statement of additional are each on file with the Securities and Exchange Commission and are incorporated in this document by reference. The PIMS documents may also be obtained free of charge by calling PIMCO Funds Distributors LLC at 1-800-426-0107.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The investment restrictions set forth below are fundamental policies of the Renaissance, Growth, Target, Opportunity, Innovation, International, International Growth and Precious Metals Funds and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding voting securities of that Fund. Under these restrictions, none
                                                                           ----
of the above-mentioned Funds may:

     (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     (2) pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of such Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction (1) above. (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances.) (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

     (3) underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

     (4) purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate, except that the Precious Metals Fund may purchase or sell agricultural land;

     (5) acquire more than 10% of the voting securities of any issuer, both with respect to any such Fund and to the Funds to which this policy relates, in the aggregate; or

     (6) concentrate more than 25% of the value of its total assets in any one industry; except that the Precious Metals Fund will concentrate more than 25% of its total assets in securities of companies principally engaged in the extraction, processing, distribution or marketing of precious metals, and the Innovation Fund will concentrate more than 25% of its assets in companies which use innovative technologies to gain a strategic, competitive advantage in their industry as well as companies that provide and service those technologies.

     The investment objective of each of the above-referenced Funds and the Mega-Cap, Tax-Efficient Equity, Value 25, Tax-Efficient Structured Emerging Markets, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds is non-fundamental and may be changed with respect to each such Fund by the Trustees without shareholder approval.

     The investment restrictions set forth below are fundamental policies of each of the Equity Income, Value, Tax-Efficient Equity, Enhanced Equity, Value 25, Mega-Cap, Capital Appreciation, Mid-Cap Growth, Small-Cap Value, Small-Cap Growth, Core Equity, Mid-Cap Equity, Micro-Cap Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, and may not be changed with respect to any such Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund. The investment objective of each of these Funds (with the exception of the Mega-Cap, Tax-Efficient Equity, Value 25, Tax-Efficient Structured Emerging Markets, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds) is also fundamental and may not be changed without such shareholder approval. Under the following restrictions, none of the above-
                                                        ----
mentioned Funds may:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (2) with respect to 75% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (3) with respect to 75% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (4) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (5) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (6) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (7) borrow money, or pledge, mortgage or hypothecate its assets, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectuses and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Fund's assets), except that, for the NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, this investment restriction reads as follows: The Fund may borrow money to the maximum extent permitted by law, including without limitation (i) borrowing from banks or entering into reverse repurchase agreements, or employing similar investment techniques, and pledging its assets in connection therewith, if immediately after each borrowing and continuing thereafter, there is asset coverage of 300%, and (ii) entering into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts.

     (8) issue senior securities, except insofar as such Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (9) lend any funds or other assets, except that such Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

     (10) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (7) and (8) above, a Fund may borrow money for temporary administrative purposes.
To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (7).

     The investment restrictions set forth below are fundamental policies of the 90/10 Portfolio, the 60/40 Portfolio and the 30/70 Portfolio and may not be changed with respect to any such Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, a Portfolio may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) or securities issued by any investment company;

     (2) purchase securities of any issuer unless such purchase is consistent with the maintenance of the Portfolio's status as a diversified company under the Investment Company Act of 1940, as amended;

     (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (5) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts to the extent described in the then current Prospectus(es) for the Portfolio and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio's assets);

     (6) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies, and except for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security;

     (7) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Trustees of the Trust; or

     (8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     Notwithstanding the provisions of fundamental investment restrictions (5) and (6) above, a Portfolio may borrow money for temporary administrative purposes. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Portfolio, such excess shall be subject to the 300% asset coverage requirement of fundamental investment restriction (5).

     Notwithstanding any other fundamental investment restriction or policy, each Portfolio may invest some or all of its assets in a single registered open-end investment company or a series thereof. Unless specified above, any fundamental investment restriction or policy of any such registered open-end investment company or series thereof shall not be considered a fundamental investment restriction or policy of a Portfolio investing therein.

     The investment objective of each of the Portfolios is non-fundamental and may be changed with respect to each such Portfolio by the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

     Each Fund (but not any Portfolio) is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

     (1) invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, (c) repurchase agreements maturing in more than seven days, (d) OTC options (to the extent described above under "Derivative Instruments -- OTC Options"), and (e) IO/PO SMBS (as described above under "Mortgage-Related and Asset-Backed Securities -- Stripped Mortgage - Backed Securities") if, as a result, more than 15% of a Fund's net assets, taken at current value, would then be invested in securities described in (a), (b), (c),
(d) and (e) above. For the purpose of this restriction, securities subject to a 7-day put option or convertible into readily saleable securities or commodities are not included with subsections (a) or (b);

     (2) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.);

     (3) make short sales of securities or maintain a short position for the account of a Fund unless at all times when a short position is open such Fund owns an equal amount of such securities or owns or has the right to acquire securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

     (4) purchase or sell commodities or commodity contracts except that a Fund may purchase and sell financial futures contracts and related options and the Precious Metals Fund may purchase and sell precious metals and other commodities and futures thereon;

     (5) with respect to the Renaissance, Growth, Target, Opportunity, Innovation, International, International Growth and Precious Metals Funds, make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities with respect to not more than 25% of its total assets (33 1/3% in the case of the Target Fund);

     (6) with respect to the Renaissance, Growth, Target, Opportunity, Innovation, International, International Growth and Precious Metals Funds, and in each case with respect to 75% of such Fund's total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of such Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to bank certificates of deposit or to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities;

     (7) purchase securities the disposition of which is restricted under the federal securities laws (excluding for purposes of this restriction securities offered and sold pursuant to Rule 144A of the 1933 Act and Section 4(2) commercial paper) if, as a result, such investments would exceed 15% of the value of the net assets of the relevant Fund;

     (8) write (sell) or purchase options except that each Fund may (a) write covered call options or covered put options on securities that it is eligible to purchase and enter into closing purchase transactions with respect to such options, and (b) in combination therewith, or separately, purchase put and call options on securities it is eligible to purchase, and (c) each Fund may engage in options on securities indexes, options on foreign currencies, options on futures contracts, and options on other financial instruments or one or more groups of instruments; provided that the premiums paid by each Fund on all outstanding options it has purchased do not exceed 5% of its total assets. Each Fund may enter into closing sale transactions with respect to options it has purchased;

     (9) invest more than 15% of the net assets of a Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees); or

     (10) borrow money (excluding reverse repurchase agreements which are subject to such Fund's fundamental borrowing restriction), except for temporary administrative purposes.

     The Trust has not adopted any non-fundamental investment restrictions or policies for the 90/10 Portfolio, 60/40 Portfolio or 30/70 Portfolio.

     Unless otherwise indicated, all limitations applicable to a Fund's or Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of a Fund's or Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Fund's or Portfolio's total assets will not require the Fund or Portfolio to dispose of an investment until the Adviser or Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund or Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The phrase "shareholder approval," as used in the Prospectuses, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, the Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund, the Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

Name, Address and Age             Position(s) With the Trust    Principal Occupation(s) During the Past Five Years
---------------------             --------------------------    --------------------------------------------------

E. Philip Cannon                  Trustee                       Proprietor, Cannon & Company, an affiliate of
3838 Olympia                                                    Inverness Management LLC, a private equity
Houston, TX 77019                                               investment firm.  Formerly, Headmaster, St. John's
Age 58                                                          School, Houston, Texas; Trustee of PIMCO Advisors
                                                                Funds ("PAF") and Cash Accumulation Trust ("CAT");
                                                                General Partner, J.B. Poindexter & Co., Houston,
                                                                Texas, a private partnership; and Partner, Iberia
                                                                Petroleum Company, an oil and gas production
                                                                company.  Mr. Cannon was a director of WNS Inc., a
                                                                retailing company which filed a petition in
                                                                bankruptcy within the last five years.

Donald P. Carter                  Trustee                       Formerly, Trustee of PAF and CAT; Chairman,
434 Stable Lane                                                 Executive Vice President and Director, Cunningham &
Lake Forest, IL 60045                                           Walsh, Inc., Chicago, an advertising agency.
Age 72

Gary A. Childress                 Trustee                       Private investor. Formerly, Chairman and Director,
11 Longview Terrace                                             Bellefonte Lime Company, Inc., and partner in
Madison, CT 06443                                               GenLime, L.P., a private limited partnership which
Age 65                                                          filed a petition in bankruptcy within the last five
                                                                years.  Formerly, Trustee of PAF and CAT.

Name, Address and Age             Position(s) With the Trust    Principal Occupation(s) During the Past Five Years
---------------------             ---------------------------   -----------------------------------------------------
William D. Cvengros*              Trustee                       Chairman of the Board of the Trust; Chief Executive
800 Newport Center Drive                                        Officer, President, and member of the Management
Newport Beach, CA 92660                                         Board, PIMCO Advisors; Chairman, Value Advisors LLC;
Age 50                                                          Co-Chairman, The Emerging Markets Income Fund, Inc.,
                                                                The Emerging Markets Income Fund II, Inc., The
                                                                Emerging Markets Floating Rate Fund, Inc., Global
                                                                Partners Income Fund, Inc., Municipal Partners Fund,
                                                                Inc., and Municipal Partners Fund II, Inc.; Chairman
                                                                and Director, PIMCO Funds: Global Investors Series
                                                                plc and PIMCO Global Advisors (Ireland) Limited.
                                                                Formerly, Trustee of PAF and CAT; President of the
                                                                Trust; Director, Vice Chairman, and Chief Investment
                                                                Officer, Pacific Life Insurance Company ("Pacific
                                                                Life"); and Director, PIMCO Funds Distribution
                                                                Company (currently, PIMCO Funds Distributors LLC).

Richard L. Nelson                 Trustee                       President, Nelson Financial Consultants; Director,
8 Cherry Hills Lane                                             Wynn's International, Inc., a building supplies
Newport Beach, CA 92660                                         company; and Trustee, Pacific Select Fund.
Age 69                                                          Formerly, Partner, Ernst & Young.

Lyman W. Porter                   Trustee                       Professor of Management at the University of
2639 Bamboo Street                                              California, Irvine; and Trustee, Pacific Select Fund.
Newport Beach, CA 92660
Age 69

Alan Richards                     Trustee                       Retired Chairman of E.F. Hutton Insurance Group;
7381 Elegans Place                                              Former Director of E.F. Hutton and Company, Inc.;
Carlsbad, CA 92009                                              Chairman of IBIS Capital, LLC, a reverse mortgage
Age 69                                                          company; Director, Inspired Arts, Inc.; Former
                                                                Director of Western National Corporation.

W. Bryant Stooks                  Trustee                       President, Bryant Investments, Ltd.; Director,
9701 E. Happy Valley Rd.                                        American Agritec LLC, a manufacturer of hydrophonics
# 15                                                            products; and Director, Valley Isle Excursions,
Scottsdale, AZ   85255                                          Inc., a tour operator.  Formerly, Trustee of PAF and
Age 59                                                          CAT, President, Senior Vice President, Director and
                                                                Chief Executive Officer, Archirodon Group Inc.;
                                                                Partner, Arthur Andersen & Co.

Name, Address and Age             Position(s) With the Trust    Principal Occupation(s) During the Past Five Years
---------------------             ---------------------------   -----------------------------------------------------
Gerald M. Thorne                  Trustee                       Director, VPI Inc., a plastics company, and American
5 Leatherwood Lane                                              Orthodontics Corp.  Formerly, Trustee of PAF and
Savannah, GA  31414                                             CAT; Director, Kaytee, Inc., a birdseed company;
Age 61                                                          President and Director, Firstar National Bank of
                                                                Milwaukee;  Chairman, President and Director,
                                                                Firstar National Bank of Sheboygan; Director,
                                                                Bando-McGlocklin, a small business investment
                                                                company.

Stephen J. Treadway*              Trustee, President and        Executive Vice President, PIMCO Advisors;
2187 Atlantic Street              Chief Executive Officer       Chairman and President, PIMCO Funds
Stamford, CT 06902                                              Distributors LLC ("PFD"); Executive Vice
Age 52                                                          President, Value Advisors LLC;  Chairman,
                                                                Municipal Advantage Fund, Inc. and The
                                                                Central European Value Fund, Inc.;
                                                                President, The Emerging Markets Income Fund,
                                                                Inc., The Emerging Markets Income Fund II,
                                                                Inc., The Emerging Markets Floating Rate
                                                                Fund, Inc., Global Partners Income Fund,
                                                                Inc., Municipal Partners Fund, Inc. and
                                                                Municipal Partners Fund II, Inc.  Formerly,
                                                                Trustee, President and Chief Executive
                                                                Officer of CAT; Executive Vice President,
                                                                Smith Barney Inc.

Newton B. Schott, Jr.             Vice President and            Director, Executive Vice President, Chief
2187 Atlantic Street              Secretary                     Administrative Officer, General Counsel and
Stamford, CT 06902                                              Secretary, PFD; Senior Vice President, Value
Age 57                                                          Advisors LLC; Executive Vice President, The
                                                                Emerging Markets Income Fund, Inc., The
                                                                Emerging Markets Income Fund II, Inc., The
                                                                Emerging Markets Floating Rate Fund, Inc.,
                                                                The Central European Value Fund, Inc.,
                                                                Global Partners Income Fund, Inc., Municipal
                                                                Advantage Fund, Inc., Municipal Partners
                                                                Fund, Inc. and Municipal Partners Fund II,
                                                                Inc.  Formerly, Vice President and Clerk of
                                                                PAF and CAT.

Jeffrey M. Sargent                Vice President                Vice President and Manager Shareholder
Age 36                                                          Services and Fund Administration, Pacific
                                                                Investment Management; Senior Vice President
                                                                of PIMS, PVIT and PCM.

Name, Address and Age             Position(s) With the Trust    Principal Occupation(s) During the Past Five Years
---------------------             --------------------------    --------------------------------------------------

John P. Hardaway                  Treasurer                     Senior Vice President and Manager of
Age 42                                                          Investment Operations Accounting, Pacific
                                                                Investment Management; Treasurer, PIMS, PVIT
                                                                and PCM.  Formerly, Vice President, Pacific
                                                                Investment Management.

Joseph D. Hattesohl               Assistant Treasurer           Vice President and Manager of Financial
Age 35                                                          Reporting and Taxation, Pacific Investment
                                                                Management; Assistant Treasurer, PIMS, PVIT
                                                                and PCM.  Formerly, Manager of Fund
                                                                Taxation, Pacific Investment Management,
                                                                Director of Financial Reporting, Carl J.
                                                                Brown & Co.; Tax Manager, Price Waterhouse
                                                                LLP.

Garlin G. Flynn                   Assistant Secretary           Specialist, Pacific Investment Management;
Age 53                                                          Secretary, PIMS, PVIT and PCM.  Formerly,
                                                                Senior Fund Administrator, Pacific
                                                                Investment Management; Senior Mutual Fund
                                                                Analyst, PIMCO Advisors Institutional
                                                                Services.

* Trustee, is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).

Trustees' Compensation

     Trustees, other than those affiliated with PIMCO Advisors, a Sub-Adviser, or Pacific Investment Management, receive an annual retainer of $47,000, plus $2,000 for each Board of Trustees meeting attended ($1,000 if the meeting is attended by telephone), and $1,000 for each Audit and Performance Committee meeting attended, plus reimbursement of related expenses. Each Audit and Performance Committee member receives an additional annual retainer of $2,000, the Chairman of the Audit and Performance Committees receives an additional annual retainer of $2,000, the Chairman of the Independent Trustees receives an additional annual retainer of $6,000, and each Vice Chairman of the Independent Trustees receives an additional annual retainer of $3,000. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with extraordinary Fund activities or circumstances, the Trustee shall be compensated for such services at the rate of $2,000 per day, plus reimbursement of reasonable expenses. Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below). The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1997, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for the fiscal year ended June 30, 1999:

          (1)                          (2)                      (3)

                                                                Total
                                       Aggregate                Compensation from
                                       Compensation from        Trust and Fund
          Name of Trustee              Trust                    Complex/1/
          ---------------              -----------------        ------------------
          E. Philip Cannon/2/           $57,000.00               $ 57,000.00

          Donald P. Carter              $66,500.00               $ 66,500.00

          Gary A. Childress             $58,000.00               $ 58,000.00

          Richard L. Nelson             $58,500.00               $ 96,500.00

          Lyman W. Porter/2/            $57,000.00               $ 96,000.00

          Alan Richards                 $62,000.00               $100,000.00

          Joel Segall/3/                $58,000.00               $ 58,000.00

          W. Bryant Stooks              $56,500.00               $ 56,500.00

          Gerald M. Thorne/2/           $57,500.00               $ 57,500.00

Investment Adviser

     PIMCO Advisors serves as investment adviser to each of the Funds and Portfolios pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors and the Trust. PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Partners, G.P. ("PGP") and PIMCO Advisors Holdings L.P. ("PAH") are the general partners of PIMCO Advisors. PGP is a general partnership between PIMCO Holding LLC ("PH LLC"), a Delaware limited liability company and an indirect wholly-owned subsidiary of Pacific Life Insurance Company ("Pac Life"), and PIMCO Partners LLC, a California limited liability company controlled by the current Managing Directors and two former Managing Directors of Pacific Investment Management (collectively, the "Managing Directors"). PGP is the sole general partner of PAH. PGP and PAH have equal right, power and authority to manage and control the business and affairs of PIMCO Advisors and to take any action deemed necessary or desirable by them in connection with the business of PIMCO Advisors.

     PGP and PAH have substantially delegated their management and control of PIMCO Advisors to a Management Board. Pursuant to the terms of the delegation of authority by PGP and PAH, the Management Board of PIMCO Advisors is composed of (i) the Chief Executive Officer of PIMCO Advisors; (ii) six other persons designated by PGP; (iii) three disinterested persons designated by representatives of the Public General Partner or, if there is no Public General Partner, PGP or its successor as general partner of PIMCO Advisors; (iv) the Chief

--------------------

/1/ The amounts listed in column (3) include total compensation paid to the Trustees for their services as Trustees of the Trust (for all Trustees) and Pacific Select Fund (for Messrs. Nelson, Porter, and Richards) for the twelve-month period ended June 30, 1999. By virtue of having PIMCO Advisors or an affiliate of PIMCO Advisors as investment adviser, the Trust and Pacific Select Fund were considered to be part of the same "Fund Complex" for these purposes.

/2/ The Trust has adopted a deferred compensation plan (the "Plan") which went into place during fiscal 1997. Of the amounts listed in column (2), the following Trustees elected to have the following amounts deferred from the Trust and all investment companies in the Fund Complex, respectively: Cannon - $57,000, $57,000; Porter - $57,000, $57,000; and Thorne - $57,500, $57,500.

/3/  Mr. Segal retired as a Trustee in December 1999.

Executive Officer and one Managing Director of each of the two Investment Managing Companies having the greatest total income, determined as of the date of appointment; and (v) one Managing Director of each of two other Investment Managing Companies designated from time to time by the Management Board upon the recommendation of the Nominating Committee. PAH is a Public General Partner for the purposes set forth above.

     The Management Board has in turn delegated the authority to manage day-to-day operations and policies to an Executive Committee. The Executive Committee is composed of four members. The members of the Executive Committee are William
D. Cvengros, Brent R. Harris, Glenn S. Schafer and William S. Thompson, Jr.

     PIMCO Advisors, PGP and PAH are located at 800 Newport Center Drive, Newport Beach, California 92660. PIMCO Advisors and its subsidiary partnerships had approximately $256 billion of assets under management as of September 30, 1999.

    Agreement with Allianz AG
-----------------------------

     On October 31, 1999, PIMCO Advisors, PAH and Allianz AG announced that they have reached a definitive agreement for Allianz, a German insurance company, to acquire majority ownership of PIMCO Advisors and its subsidiaries, including Pacific Investment Management, Cadence, NFJ and Parametric (the "Allianz Transaction"). In the Allianz Transaction, Allianz will control PIMCO Advisors, having acquired approximately 70% of the outstanding partnership interests in PIMCO Advisors for a total consideration of approximately $3.3 billion, while the remainder will continue to be indirectly owned by Pac Life. The consummation of the Allianz Transaction is subject to the approval of the public unitholders of PAH, as well as to certain regulatory and client approvals. The approval of the Board of Trustees of the Trust and the shareholders of the Funds and Portfolios will be sought in connection with the Allianz Transaction. The Allianz Transaction is expected to be completed by the end of the first quarter of 2000.

        This Statement of Additional Information will be supplemented or revised if the Allianz Transaction does not occur substantially as set forth above.

Advisory Agreement
------------------

     PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Funds and Portfolios and for managing, either directly or through others selected by the Adviser, the investment of the Funds and Portfolios. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of each Fund and Portfolio. As more fully discussed below, for all of the Funds except the Growth, Target, Opportunity, Innovation, Renaissance, International, Core Equity, Mid-Cap Equity, International Growth and Precious Metals Funds, PIMCO Advisors has engaged affiliates to serve as Sub-Advisers. The PIMCO Equity Advisors division ("PIMCO Equity Advisors") of PIMCO Advisors manages the investment portfolios of the Growth, Target, Opportunity, Innovation, Renaissance, Core Equity, Mid-Cap Equity and International Growth Funds. Acting in this capacity, PIMCO Equity Advisors is also referred to herein as a "Sub-Adviser." If a Sub-Adviser ceases to manage the portfolio of a Fund, PIMCO Advisors will either assume full responsibility for the management of that Fund, or retain a new Sub-Adviser subject to the approval of the Trustees and, if required, the Fund's shareholders.

     PIMCO Advisors' Asset Allocation Committee is responsible for determining how the assets of the 90/10 Portfolio, the 60/40 Portfolio and the 30/70 Portfolio are allocated and reallocated from time to time among the Underlying PIMCO Funds. The Portfolios do not pay any fees to PIMCO Advisors in return for these services under the Advisory Agreement. The Portfolios do, however, indirectly pay a proportionate share of the advisory fees paid to PIMCO Advisors and Pacific Investment Management by the Underlying PIMCO Funds in which the Portfolios invest.

     Under the terms of the Advisory Agreement, PIMCO Advisors is obligated to manage the Funds and the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors is free to, and does, render investment advisory services to others.

     The Advisory Agreement will continue in effect with respect to a Fund and Portfolio for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or Portfolio, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment. In addition, the Advisory Agreement may be terminated with regard to the Renaissance, Growth, Target, Opportunity, Innovation, International and Precious Metals Funds by vote of a majority of the Trustees who are not interested persons of PIMCO Advisors, on 60 days' written notice to PIMCO Advisors.

     The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

                                                                                    Advisory
Fund                                                                                Fee Rate
----                                                                                --------
Equity Income, Value, Tax-Efficient Equity, Mega-Cap, Capital Appreciation,
 Mid-Cap Growth, Structured Emerging Markets, NFJ Equity Income, NFJ Value,
 Cadence Capital Appreciation, Cadence Mid-Cap Growth, Tax-Efficient
 Structured Emerging Markets and Enhanced Equity Funds............................    .45%
Growth and Value 25 Funds.........................................................    .50%
International and Target Funds....................................................    .55%
Core Equity Fund..................................................................    .57%
Small-Cap Value, Renaissance and Precious Metals Funds............................    .60%
Mid-Cap Equity Fund...............................................................    .63%
Opportunity and Innovation Funds..................................................    .65%
International Growth Fund.........................................................    .85%
Small-Cap Growth Fund.............................................................   1.00%
Micro-Cap Growth Fund.............................................................   1.25%

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997 the Funds paid the Adviser (or its predecessor) the following amounts under the Advisory Contract:


                                                        Year          Year          Year
                                                       Ended         Ended         Ended
Fund                                                  6/30/99       6/30/98       6/30/97
----                                                -----------   -----------   -----------
Equity Income Fund                                  $   892,889   $   795,252   $   555,146
Value Fund                                            1,043,826       951,140       463,869
Small-Cap Value Fund                                  2,215,048     1,395,130       249,347
Core Equity Fund                                        413,258       504,760       234,333
Mid-Cap Equity Fund                                      74,646        53,956        48,656
Capital Appreciation Fund                             5,057,813     3,627,790     1,953,374
Mid-Cap Growth Fund                                   3,926,642     2,622,029     1,219,531
Micro-Cap Growth Fund                                 3,035,025     2,759,876     1,390,317
Small-Cap Growth Fund                                   574,447       411,785       327,245
Enhanced Equity Fund                                    238,001       199,467       292,187
Emerging Markets Fund /(1)/                                 N/A       349,026       568,277
International Developed Fund /(1)/                          N/A       653,050       525,817
Balanced Fund /(1)/                                     311,190       300,049       306,756
Renaissance Fund*                                     3,771,388     3,010,051       913,256
Growth Fund*                                         10,728,640     9,329,701     3,758,433
Target Fund*                                          5,837,985     6,607,151     2,887,743
Opportunity Fund*                                     3,171,024     5,172,363     2,324,663
Innovation Fund*                                      4,453,888     2,028,712       750,414
International Fund*                                     753,828       922,680       559,353
International Growth Fund**                              58,010        24,756           N/A
Precious Metals Fund*                                   125,947       165,918       119,710
Tax Exempt Fund* /(1)/                                      N/A       144,515        66,977
Value 25 Fund                                             7,550           N/A           N/A
Tax-Efficient Equity Fund                                56,985           N/A           N/A
Structured Emerging Markets Fund                        156,322           N/A           N/A
Tax-Efficient Structured Emerging Markets Fund          212,327           N/A           N/A
60/40 Portfolio                                             N/A           N/A           N/A
70/30 Portfolio                                             N/A           N/A           N/A
90/10 Portfolio                                             N/A           N/A           N/A
                                                    -----------   -----------   -----------

TOTAL                                               $47,116,679   $42,029,157   $19,515,404
--------------

* Amounts for the year ended June 30, 1997 are for the period 1/18/97 through 6/30/97.
** Amounts for the year ended June 30, 1998 are for the period 12/31/97 through 6/30/98.

(1) The Tax Exempt Fund reorganized with and into the Municipal Bond Fund of PIMS in a transaction which took place on June 26, 1998. The Tax Exempt Fund was liquidated in connection with the transaction and is no longer a series of the Trust. The International Developed and Emerging Markets Funds reorganized with and into newly formed series of Alleghany Funds in a transaction which took place on April 30, 1999. The International Developed and Emerging Markets Funds were liquidated in connection with the transaction and are no longer series of the Trust. The Balanced Fund reorganized with and into the Strategic Balanced Fund of PIMS in a transaction which took place on September 17, 1999. The Balanced Fund was liquidated in connection with the transaction and is no longer a series of the Trust.

     In addition, the predecessors of the Renaissance, Growth, Target, Opportunity, Innovation, International, Precious Metals and Tax Exempt Funds (each of which is a former series of PAF which reorganized as a Fund of the Trust on January 17, 1997) paid the Adviser the following amounts for the fiscal period ended January 17, 1997 and the fiscal year ended September 30, 1996 under separate management contracts between the Adviser and PAF:

                             10/1/96       Year
                               to          Ended
Fund                         1/17/97       9/30/96
----                         -------       -------
Renaissance Fund          $  653,744    $ 1,627,632
Growth Fund                3,370,567      9,987,541
Target Fund                2,584,257      7,295,767
Opportunity Fund           1,898,337      6,183,575
Innovation Fund              545,586      1,063,584
International Fund           537,647      1,872,608
Precious Metals Fund         107,290        397,969
Tax Exempt Fund               99,023        333,349
                          ----------    -----------

TOTAL                     $9,796,451    $28,762,025

Portfolio Management Agreements

    PIMCO Equity Advisors manages the investment portfolios of the Growth, Target, Opportunity, Innovation, Renaissance, Core Equity, Mid-Cap Equity and International Growth Funds. The Adviser employs Sub-Advisers to provide investment advisory services to each other Fund pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Fund's Sub-Adviser. Each Sub-Adviser retained by the Adviser is an affiliate of the Adviser except for Van Eck Associates Corporation ("Van Eck"), which advises the Precious Metals Fund, and Blairlogie Capital Management ("Blairlogie"), which advises the International Fund. The Adviser currently has eight subsidiary partnerships, the following three of which manage one or more of the Funds: Parametric Portfolio Associates ("Parametric"), Cadence Capital Management ("Cadence") and NFJ Investment Group ("NFJ"). On April 30, 1999, the Adviser sold all of its ownership interest in Blairlogie. See "Blairlogie" below.

PIMCO Equity Advisors
---------------------

    PIMCO Equity Advisors, a division of PIMCO Advisors, acts as the Sub-Adviser and provides investment advisory services to the Growth, Target, Opportunity, Innovation, Renaissance, Core Equity, Mid-Cap Equity and International Growth Funds. PIMCO Equity Advisors' address is 1345 Avenue of the Americas, 50th Floor, New York, NY 10105. Additional information about PIMCO Advisors, including information regarding investment advisory fees paid to PIMCO Advisors by the Growth, Target, Opportunity, Innovation, Renaissance, Core Equity, Mid-Cap Equity and International Growth Funds, is provided above under "Investment Adviser." Prior to March 5, 1999, Columbus Circle Investors ("Columbus Circle"), a former subsidiary partnership of the Adviser, served as Sub-Adviser to the Growth, Target, Opportunity and Innovation Funds. Columbus Circle served as Sub-Adviser to the Renaissance Fund until May 7, 1999, and it served as Sub-Adviser to the Core Equity, Mid-Cap Equity and International Growth Funds until July 1, 1999. On July 1, 1999, the Adviser sold all of its ownership interest in Columbus Circle to certain of Columbus Circle's employees.

Parametric
----------

     Pursuant to a Portfolio Management Agreement between the Adviser and Parametric, Parametric is the Sub-Adviser and provides investment advisory services to the Tax-Efficient Equity, Enhanced Equity, Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds. For the services provided to each Fund, the Adviser (not the Trust) pays Parametric a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Tax-Efficient Equity Fund, .35% for the Enhanced Equity Fund, .35% for the Structured Emerging Markets Fund, and
 .35% for the Tax-Efficient Structured Emerging Markets Fund.

     Parametric is an investment management firm organized as a general partnership. Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., a wholly-owned corporate subsidiary of PFAMCo. Parametric has two partners: PIMCO Advisors as the supervisory partner, and Parametric Management Inc. as the managing partner. The predecessor investment adviser to Parametric commenced operations in 1987. Parametric is located at 7310 Columbia Center, 701 Fifth Avenue, Seattle, Washington 98104-7090. Parametric provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Parametric had combined assets, as of September 30, 1999, of approximately $3.9 billion.

Cadence
-------

     Pursuant to a Portfolio Management Agreement between the Adviser and Cadence, Cadence provides investment advisory services to the Mega-Cap, Capital Appreciation, Mid-Cap Growth, Micro-Cap Growth, Small-Cap Growth, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds. For the services provided, the Adviser (not the Trust) pays Cadence a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Mega-Cap Fund, .35% for the Capital Appreciation Fund, .35% for the Mid-Cap Growth Fund, .35% for the Cadence Capital Appreciation, .35% for the Cadence Mid-Cap Growth, .90% for the Small-Cap Growth Fund, and 1.15% for the Micro-Cap Growth Fund.

     Cadence is an investment management firm organized as a general partnership. Cadence is the successor investment adviser to Cadence Capital Management Corporation, a wholly-owned subsidiary of PFAMCo. Cadence has two partners: PIMCO Advisors as the supervisory partner, and Cadence Capital Management Inc. as the managing partner. The predecessor investment adviser to Cadence commenced operations in 1988. Cadence is located at Exchange Place, 53 State Street, Boston, Massachusetts 02109. Cadence provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Cadence had combined assets, as of September 30, 1999, of approximately
$6.5 billion.

NFJ
---

     Pursuant to a Portfolio Management Agreement between the Adviser and NFJ, NFJ provides investment advisory services to the Equity Income, Value, Value 25, NFJ Value, NFJ Equity Income and Small-Cap Value Funds. For the services provided, the Adviser (not the Trust) pays NFJ a monthly fee for each Fund at the following annual rates (based on the average daily net assets of the particular Fund): .35% for the Equity Income Fund, .35% for the Value Fund, .40% for the Value 25 Fund, .50% for the Small-Cap Value Fund, and .35% for the NFJ Equity Income Fund, and .35% for the NFJ Value Fund.

     NFJ is an investment management firm organized as a general partnership. NFJ is the successor investment adviser to NFJ Investment Group, Inc., a wholly-owned subsidiary of PFAMCo. NFJ has two partners: PIMCO Advisors as the supervisory partner, and NFJ Management Inc. as the managing partner. The predecessor investment adviser to NFJ commenced operations in 1989. NFJ is located at 2121 San Jacinto, Suite 1840, Dallas, Texas 75201. NFJ provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by NFJ had combined assets, as of September 30, 1999, of approximately $2.2 billion.

Blairlogie
----------

     Pursuant to a Portfolio Management Agreement between the Adviser and Blairlogie, Blairlogie provides investment advisory services to the International Fund. For the services provided, the Adviser (not the Trust) pays Blairlogie a monthly fee for the Fund at the annual rate of .40% based on the average daily net assets of the International Fund.

     Blairlogie is an investment management firm organized as a limited partnership under the laws of the United Kingdom. Blairlogie is the successor investment adviser to Blairlogie Capital Management Ltd., an indirect subsidiary of PFAMCo, which commenced operations in 1992. Blairlogie is an indirect majority-owned subsidiary of the Alleghany Corporation. The Alleghany Corporation is engaged through its subsidiaries in the businesses of title insurance, reinsurance, other financial services and industrial minerals. Blairlogie is located at 125 Princes Street, 4th Floor, Edinburgh EH2 4AD, Scotland. Blairlogie provides investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations. Accounts managed by Blairlogie had combined assets, as of September 30, 1999, of approximately $903 million.

     Until April 30, 1999, Blairlogie was an affiliate of the Adviser. On April 30, 1999, the Adviser sold all of its ownership interests in Blairlogie to subsidiaries of the Alleghany Corporation (the "Blairlogie Transaction") and Blairlogie is no longer affiliated with the Adviser.

     In connection with the Blairlogie Transaction, the Emerging Markets and International Developed Funds (the "Transferred Funds") transferred all of their assets and liabilities to newly formed series of Alleghany Funds managed by Blairlogie. The Transferred Funds were liquidated in connection with the Blairlogie Transaction and are no longer series of the Trust.

Van Eck
-------

     Pursuant to a Portfolio Management Agreement between the Adviser and Van Eck, Van Eck provides investment advisory services to the Precious Metals Fund. For the Services provided, the Adviser (not the Trust) pays Van Eck a monthly fee at the annual rate of .35% based on the average daily net assets of the Precious Metals Fund.

     Van Eck is a Delaware corporation registered as an investment adviser with the SEC. Van Eck and its affiliates advise other mutual funds and private accounts. Van Eck is controlled by John C. van Eck who, along with members of his immediate family, owns 100% of the stock of Van Eck. Van Eck is located at 99 Park Avenue, New York, New York 10001. Accounts managed by Van Eck had combined assets, as of September 30, 1999, of approximately $1.2 billion.

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the amount of portfolio management fees paid by the Adviser (or its predecessor) to the applicable Sub-Adviser (or its predecessor) for each of the Funds was as follows:


                                                         Year        Year            Year
                                                         Ended       Ended           Ended
                                                       06/30/99    06/30/98         06/30/97
                                                       --------    --------        ---------
Equity Income Fund                                  $   694,469   $   618,529   $   492,429
Value Fund                                              811,864       739,776       388,966
Small-Cap Value Fund                                  1,845,873     1,162,608       224,788
Core Equity Fund                                        340,758       416,205       215,998
Mid-Cap Equity Fund                                      62,797        45,391        45,074
Capital Appreciation Fund                             3,933,855     2,821,614     1,714,191
Mid-Cap Growth Fund                                   3,054,054     2,039,356     1,059,242
Micro-Cap Growth Fund                                 2,794,415     2,539,086     1,325,695
Small-Cap Growth Fund                                   517,002       370,606       311,280
Enhanced Equity Fund                                    185,113       155,141       268,021
Emerging Markets Fund                                   133,867       307,963       501,411
International Developed Fund                            509,210       544,208       478,789
Balanced Fund                                           212,316       212,532       228,898
Renaissance Fund*                                     2,033,332     1,906,366       575,288
Growth Fund*                                          4,727,674     6,344,197     2,544,364
Target Fund*                                          2,563,818     4,324,681     1,869,073

Opportunity Fund*                                     1,682,634     3,819,591     1,709,827
Innovation Fund*                                      1,325,219     1,186,016       435,246
International Fund*                                     540,637       671,040       348,938
International Growth Fund**                              27,298        11,650           N/A
Precious Metal Fund*                                     73,469        96,785        66,070
Value 25 Fund                                             6,021           N/A           N/A
Tax-Efficient Equity Fund                                44,322           N/A           N/A
Structured Emerging Markets Fund                        121,584           N/A           N/A
Tax-Efficient Structured Emerging Markets Fund          165,144           N/A           N/A
Tax Exempt Fund*                                            N/A       144,515        66,756
                                                    -----------   -----------   -----------
TOTAL                                               $28,406,745   $30,477,856   $14,870,344
-----------------

* Amounts for the year ended June 30, 1997 are for the period 1/18/97 through 6/30/97.
** Amounts for the year ended June 30, 1998 are for the period 12/31/97 through 6/30/98.

     The Adviser paid the Sub-Advisers for the predecessors of the Renaissance, Growth, Target, Opportunity, Innovation, International, Precious Metals and Tax Exempt Funds (each of which is a former series of PAF which reorganized as a Fund of the Trust on January 17, 1997) the following amounts for the fiscal period ended January 17, 1997 and the fiscal year ended September 30, 1996 under separate sub-advisory agreements between the Adviser and the relevant Sub-
Adviser:

                                    10/1/96          Year
                                       to            Ended
Fund                                 1/17/97       09/30/96
----                              ----------   -----------
Renaissance Fund                  $  326,864   $   813,816
Growth Fund                        1,685,284     4,993,770
Target Fund                        1,292,168     3,647,884
Opportunity Fund                     949,192     3,091,788
Innovation Fund                      272,772       531,792
International Fund                   268,824       936,304
Precious Metals Fund                  53,837       198,985
Tax Exempt Fund                       49,512       166,675
                                  ----------   -----------
TOTAL                             $4,898,453   $14,381,014

Fund Administrator

     In addition to its services as Adviser, PIMCO Advisors serves as administrator (and is referred to in this capacity as the "Administrator") to the Funds and Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Funds and Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PIMCO Advisors has retained Pacific Investment Management as sub-administrator to provide such services pursuant to a sub-administration agreement (the "Sub-Administration Agreement"). PIMCO Advisors may also retain other affiliates to provide such services. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Funds and Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses, at the following annual rates for each Fund and Portfolio (each expressed as a percentage of the Fund's or Portfolio's average daily net assets attributable to the indicated class or classes of shares on an annual basis):

                                 Administrative Fee Rate
                                 -----------------------

                           Institutional and             Class A, Class B,
                            Administrative                  and Class C                     Class D
Fund or Portfolio              Classes*                       Shares*                      Shares**
-----------------          -----------------             ------------------              -------------
Equity Income Fund              .25%                    .40% of first $2.5 billion            .65%
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Tax-Efficient Equity            .25%                    .40% of first $2.5 billion            .65%
 Fund                                                   .35% of amounts in excess of
                                                        $2.5 billion

Value Fund                      .25%                    .40% of first $2.5 billion            .65%
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Small-Cap Value Fund            .25%                    .40% of first $2.5 billion
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Core Equity Fund                .25%                    N/A                                   N/A

Mid-Cap Equity Fund             .25%                    N/A                                   N/A

Value 25 Fund                   .25%                    .40% of first $2.5 billion            N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Mega-Cap Fund                   .25%                    N/A                                   N/A

Capital Appreciation            .25%                    .40% of first $2.5 billion            .65%
 Fund                                                   .35% of amounts in excess of
                                                        $2.5 billion

Mid-Cap Growth Fund             .25%                    .40% of first $2.5 billion            .65%
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Micro-Cap Growth Fund           .25%                    N/A                                   N/A

Small-Cap Growth Fund           .25%                    .40% of first $2.5 billion            N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Enhanced Equity Fund            .25%                    N/A                                   N/A

Renaissance Fund                .25%                    .40% of first $2.5 billion            .65%
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Growth Fund                     .25%                    .40% of first $2.5 billion            N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Target Fund                     .25%                    .40% of first $2.5 billion            N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Opportunity Fund                .25%                    .40% of first $2.5 billion            N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

Innovation Fund                 .25%                    .40% of first $2.5 billion            .65%
                                                        .35% of amounts in excess of
                                                        $2.5 billion

International Fund              .50%                    .65% of first $2.5 billion            N/A
                                                        .60% of amounts in excess of
                                                        $2.5 billion

International Growth            .50%                    .65% of the first $2.5 billion        .90%
 Fund                                                   .60% of amounts in excess of
                                                        $2.5 billion


                           Institutional and             Class A, Class B,
                            Administrative                  and Class C                          Class D
Fund or Portfolio              Classes*                       Shares*                           Shares**
-----------------          -----------------             ------------------                   -----------
Precious Metals Fund             N/A                     .45% of first $2.5 billion                N/A
                                                         .40% of amounts in excess of
                                                         $2.5 billion

Tax-Efficient                    .50%                            N/A                               N/A
 Structured Emerging
 Markets Fund

Structured Emerging              .50%                             N/A                              N/A
 Markets Fund

Cadence Capital Appreciation     .25%                             N/A                              N/A

Cadence Mid-Cap Growth           .25%                             N/A                              N/A

NFJ Equity Income                .25%                             N/A                              N/A

NFJ Value                        .25%                             N/A                              N/A

90/10 Portfolio                  .10%***                 .40% of first $2.5 billion                N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

60/40 Portfolio                  .10%***                .40% of first $2.5 billion                 N/A
                                                        .35% of amounts in excess of
                                                        $2.5 billion

30/70 Portfolio                 .10%***                .40% of first $2.5 billion                  N/A
                                                       .35% of amounts in excess of
                                                        $2.5 billion

* The Administrator receives administrative fees based on a Fund's or Portfolio's average daily net assets attributable in the aggregate to its Institutional and Administrative Class shares on the one hand, and to its Class A, Class B and Class C shares on the other.

** As described below, the Administration Agreement includes a plan adopted in conformity with Rule 12b-1 which provides for the payment of up to .25% of the
 .65% (.90% with respect to Class D shares of the International Growth Fund) Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

*** The Administrative Fee for Institutional and Administrative Class shares of each Portfolio reflects a fee waiver currently in effect. In the absence of this waiver, the Administrative Fee rate for Institutional and Administrative Class shares of each Portfolio would be 0.15% per annum.

     Except for the expenses paid by the Administrator, the Trust bears all costs of its operations. The Trust is responsible for the following expenses:
(i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO Advisors, Pacific Investment Management, or their subsidiaries or affiliates;
(ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO Advisors, any Sub-Adviser, or the Trust, and any counsel retained exclusively for their benefit ("disinterested Trustees' expenses");
(vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; and (viii) any expenses allocated or allocable to a specific class of shares ("Class-specific expenses").

     Class-specific expenses include distribution and/or service fees payable with respect to the Class A, Class B, Class C, Class D or Administrative Class shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust's Amended and Restated Multi-Class Plan (the "Multi-Class Plan") adopted pursuant to Rule 18f-3 under the 1940 Act, which is subject to review and approval by the Trustees. It is not presently anticipated that any expenses other than distribution and/or service fees and administrative fees will be allocated on a class-specific basis.

     The Administrator has contractually agreed to waive, reduce or reimburse its Administrative Fee for each class of the Mega-Cap Fund in an amount that, in essence, is equal to such Fund's organizational expenses and disinterested Trustees' expenses attributed to that class.

     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) with respect to the Renaissance, Growth, Target, Opportunity, Innovation, International and Precious Metals Funds, by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors, on 60 days' written notice to PIMCO Advisors.

     Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms' services (normally not to exceed an annual rate of .35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms). The Administration Agreement includes a plan specific to Class D shares which has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to .25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. See "Distribution of Trust Shares--Plan for Class D Shares."

     After an initial two-year term, the Sub-Administration Agreement will continue from year to year upon the approval of the parties thereto. The Sub-Administration Agreement may be terminated at any time by PIMCO Advisors or Pacific Investment Management upon 60 days' written notice to the other party and, with respect to the services rendered to the Trust, at any time by vote of a majority of the disinterested Trustees of the Trust. The Sub-Administration Agreement will also terminate upon termination of the Administration Agreement.

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the aggregate amount of the administration fees paid by the Funds and Portfolios was as follows (Class A, Class B and Class C shares were not offered prior to January 17, 1997 and Class D shares were not offered prior to April 8, 1998):


                                                        Year           Year          Year
                                                        Ended         Ended          Ended
Fund                                                   06/30/99      06/30/98      06/30/97
----                                                -----------   -----------   -----------
Equity Income Fund                                  $   579,501   $   487,106   $   311,798
Value Fund                                              778,004       720,965       318,624
Small-Cap Value Fund                                  1,373,378       850,182       114,067
Core Equity Fund                                        181,254       221,386       102,634
Mid-Cap Equity Fund                                      29,621        21,411        19,291
Capital Appreciation Fund                             3,129,528     2,144,151     1,093,013
Mid-Cap Growth Fund                                   2,641,971     1,722,412       729,997
Micro-Cap Growth Fund                                   607,005       551,975       278,025
Small-Cap Growth Fund                                   143,612       102,410        81,774
Enhanced Equity Fund                                    132,223       110,815       161,982
Emerging Markets Fund                                       N/A       208,654       312,540
International Developed Fund                                N/A       555,314       437,490
Balanced Fund                                           220,148       186,627       170,134
Renaissance Fund*                                     2,513,413     2,006,144       605,566
Growth Fund*                                          8,581,473     7,463,761     2,993,370
Target Fund*                                          4,244,469     4,805,201     2,076,748
Opportunity Fund*                                     1,950,916     3,182,992     1,424,856
Innovation Fund*                                      2,740,592     1,248,438       458,154
International Fund*                                     877,968     1,090,440       567,025
International Growth Fund**                              34,123        14,562           N/A
Precious Metals Fund*                                    94,460       124,438        84,947
Tax Exempt Fund*                                            N/A       193,724        89,008
Value 25 Fund                                             5,790           N/A           N/A
Tax-Efficient Equity Fund                                49,326           N/A           N/A

Structured Emerging Markets Fund                        173,691           N/A           N/A
Tax-Efficient Structured Emerging Markets Fund          235,919           N/A           N/A
60/40 Portfolio                                          20,123           N/A           N/A
70/30 Portfolio                                          10,422           N/A           N/A
90/10 Portfolio                                          14,344           N/A           N/A
                                                    -----------   -----------   -----------

TOTAL                                               $31,363,276   $28,013,108   $12,431,043

------------------------
* Amounts for the year ended June 30, 1997 are for the period from 1/17/97 through 6/30/97.
** Amounts for the year ended June 30, 1998 are for the period from 12/31/97 through 6/30/98.

     The predecessor series of the Renaissance, Growth, Target, Opportunity, Innovation, International, Precious Metals and Tax Exempt Funds (each a series of PAF which reorganized as a Fund of the Trust on January 17, 1997) received administrative services during fiscal years 1997 and 1996 under separate management contracts between the Adviser and PAF on behalf of each such series. See "Investment Adviser" above for the amounts paid to the Adviser by these series under such management contracts during fiscal years 1997 and 1996.

     Shares of the Portfolios were not offered during the periods listed above.


                         DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

     PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each class of the Trust's shares pursuant to a distribution contract (the "Distribution Contract") with the Trust. The Distributor is a wholly-owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund, Portfolio or class of shares without penalty, at any time, by the Fund, Portfolio or class by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

     The Distribution Contract will continue in effect with respect to each Fund and Portfolio, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund, Portfolio or class, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the Distribution Contract or the Distribution and/or Servicing Plans described below, by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds, Portfolios or classes, it may continue in effect with respect to any Fund, Portfolio or class as to which it has not been terminated (or has been renewed).

     The Trust currently offers up to six classes of shares of each of the
Funds: Class A, Class B, Class C, Class D, Institutional Class and Administrative Class shares. The Trust currently offers Class A, Class B, Class C, Institutional Class and Administrative Class shares of each Portfolio.

     Class A, Class B and Class C shares of the Trust are offered through firms ("participating brokers") which are members of the National Association of Securities Dealers, Inc. ("NASD"), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor ("introducing brokers").

     Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of PIMCO Funds: Multi-Manager Series in particular investment products, programs or accounts for which a fee may be charged.

     Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, and high net worth individuals (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customers' investments in the Funds). Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

     Under the Trust's Multi-Class Plan, shares of each class of each Fund and Portfolio represent an equal pro rata interest in the Fund or Portfolio and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

     Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Each class may have a differing sales charge structure, and differing exchange and conversion features.

Contingent Deferred Sales Charge and Initial Sales Charge

     As described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options (Class A, B and C Shares)," a contingent deferred sales charge is imposed upon certain redemptions of Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Institutional Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a series-by-series basis, shareholders should consider whether to exchange shares of one Fund or Portfolio for shares of another Fund or Portfolio prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemption.

     During the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds and the Portfolios:

                Year        Year       Year
               Ended       Ended      Ended
Class           6/30/99    6/30/98    6/30/97
----------   ----------   --------   --------
Class A      $    5,341   $  2,273   $ 40,456
Class B      $2,063,747   $945,353   $789,851
Class C      $  618,030   $480,061   $533,975

     The Funds did not offer Class A, B and C shares in fiscal years prior to the fiscal year ended June 30, 1997. However, during the fiscal year ended September 30, 1996, the Distributor received the following amounts in contingent deferred sales charges on shares of series of PAF which reorganized as the following Funds of the Trust: Class A shares: Growth - $9,168, Target - $14
                               --------------
and Opportunity - $4,190.  Class B shares:   Renaissance - $8,722,
                           --------------

Growth - $37,445, Target - $31,670, Innovation - $36,477, International - $6,359, Precious Metals - $1,179 and Tax Exempt - $4,055. Class C shares:
                                                           --------------
Renaissance - $12,809, Growth - $124,264, Target - $89,334, Opportunity - $37,154, Innovation - $29,110, International - $22,016, Precious Metals - $15,384 and Tax Exempt - $1,596.

     As described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options (Class A, B and C Shares)," Class A shares of the Trust are sold pursuant to an initial sales charge, which declines as the amount of the purchase reaches certain defined levels. For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the Distributor received an aggregate of $7,013,745, $4,878,434 and $2,927,636, respectively, and retained an aggregate of $904,586, $506,878 and $369,546, respectively, in initial sales charges paid by Class A shareholders of the Trust.

     The Trust did not offer Class A shares in fiscal years prior to the fiscal year ended June 30, 1997. However, during the fiscal year ended September 30, 1996, the Distributor received the following amounts in initial sales charges paid by shareholders of PAF series which reorganized as the following Funds of the Trust: Renaissance - $205,419, Growth - 549,330, Target - $852,363, Opportunity - $176,391, Innovation - $685,093, International - $91,177, Precious Metals - $72,503 and Tax Exempt - $37,180, and retained the following amounts:
Renaissance - $27,477, Growth - $83,657, Target - $126,693, Opportunity - $29,605, Innovation - $114,091, International - $13,871, Precious Metals - $7,738 and Tax Exempt - $3,140.


Distribution and Servicing Plans for Class A, Class B and Class C Shares

     As stated in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under the caption "Investment Options -- Class A, B and C Shares-- Distribution and Servicing (12b-1) Plans," Class A, Class B and Class C shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

     Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the "Retail Plans"), the Distributor receives (i) in connection with the distribution of Class B and Class C shares of the Trust, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A, Class B and Class C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B and Class C shares as to which no distribution and servicing fees were paid on account of such limitations.

     The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries in connection with the sale of Class B and Class C shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year's distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund's or Portfolio's Class A, Class B and Class C shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.

Class A Servicing Fees
----------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A shareholders of the Trust and the maintenance of Class A shareholder accounts, the Trust pays the Distributor servicing fees up to the annual rate of .25% (calculated as a percentage of each Fund's or Portfolio's average daily net assets attributable to Class A shares).

Class B and Class C Distribution and Servicing Fees
---------------------------------------------------

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B and Class C shares of the Trust, and in connection with personal services rendered to Class B and Class C shareholders of the Trust and the maintenance of Class B and Class C shareholder accounts, the Trust pays the Distributor servicing and distribution fees up to the annual rates set forth below (calculated as a percentage of each Fund's or Portfolio's average daily net assets attributable to Class B and Class C shares, respectively):

                                       Servicing      Distribution
                                       Fee            Fee
                                       -----------    ----------------
          All Funds and Portfolios         .25%             .75%

     The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as "compensation" plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.

     The distribution fee applicable to Class B and Class C shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B or Class C shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B or Class C shares, printing of prospectuses and reports for other than existing Class B or Class C shareholders, advertising, and preparation, printing and distributions of sales literature. The servicing fee, which is applicable to Class A, Class B and Class C shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund's or Portfolio's shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders' needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

     Many of the Distributor's sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B or Class C shares of any Fund or Portfolio may indirectly support sales and servicing efforts relating to the other Funds' or Portfolios' shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund's or Portfolio's shares, and allocates other expenses among the Funds or Portfolios based on their relative net assets. Expenses allocated to each Fund or Portfolio are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:


All Funds and Portfolios/(1)/
                                            Servicing           Distribution
                                            Fee                 Fee
                                            ---------           ------------

Class A                                        .25%                 N/A

Class B /(2)/                                  .25%                 None

Class C (purchased before July 1, 1991)        .25%                 None

Class C/(3)/ (purchased on or after            .25%                 .65%
 July 1, 1991)

1. Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in transactions which took place on January 17, 1997
2.   Payable only with respect to shares outstanding for one year or more.
3. Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

     The Distributor may from time to time pay additional cash bonuses or other incentives to selected participating brokers in connection with the sale or servicing of Class A, Class B and Class C shares of the Funds or Portfolios. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund or Portfolio and/or all of the Funds or Portfolios together or a particular class of shares, during a specific period of time. The Distributor currently expects that such additional bonuses or incentives will not exceed .50% of the amount of any sale. In its capacity as administrator for the Funds and Portfolios, PIMCO Advisors may pay participating brokers and other intermediaries for sub-transfer agency and other services.

     If in any year the Distributor's expenses incurred in connection with the distribution of Class B and Class C shares and, for Class A, Class B and Class C shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor's expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

     Each Retail Plan may be terminated with respect to any Fund or Portfolio to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract ("disinterested Retail Plan Trustees"), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund or Portfolio. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund or Portfolio to which the Plan relates requires approval by the affected class of shareholders of that Fund or Portfolio. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Trustees, including a majority of the disinterested Retail Plan Trustees, cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.

     The Retail Plans will continue in effect with respect to each Fund and Portfolio, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Retail Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.

     If a Retail Plan is terminated (or not renewed) with respect to one or more Funds or Portfolios, or classes thereof, it may continue in effect with respect to any class of any Fund or Portfolio as to which it has not been terminated (or has been renewed).

     The Trustees believe that the Retail Plans will provide benefits to the Trust. In this regard, the Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the expenses of the Funds and Portfolios are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing expense ratios and/or by affording greater flexibility to the Sub-Advisers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B and Class C shares of the Trust, and in connection with the servicing of Class B and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds and Portfolios to continue payments of distribution and servicing fees in the future with respect to Class B and Class C shares.

Payments Pursuant to Class A Plans

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the Trust paid the Distributor an aggregate of $2,635,864, $2,017,316 and $1,147,572, respectively, pursuant to the Class A Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:


                                                    Year Ended   Year Ended   Year Ended
Fund                                                  06/30/99     06/30/98     06/30/97
----                                                 ---------    ---------    ---------
Equity Income Fund                                   $  37,477    $  20,227    $     938
Value Fund                                              51,171       46,720       14,876
Small-Cap Value Fund                                   226,167       91,688        2,770
Core Equity Fund                                           N/A          N/A          N/A
Mid-Cap Equity Fund                                        N/A          N/A          N/A
Capital Appreciation Fund                              224,084       75,035        5,510
Mid-Cap Growth Fund                                    251,954       72,631       12,246
Micro-Cap Growth Fund                                      N/A          N/A          N/A
Small-Cap Growth Fund                                      N/A          N/A          N/A
Enhanced Equity Fund                                       N/A          N/A          N/A
Emerging Markets Fund                                      N/A          697          108
International Developed Fund                               N/A        2,903          169
Balanced Fund                                           23,696       12,278          173
Renaissance Fund                                       214,100      130,230       53,527
Growth Fund                                            464,918      403,013      290,828
Target Fund                                            347,814      394,300      288,012
Opportunity Fund                                       338,303      531,993      320,127
Innovation Fund                                        406,854      164,089       99,910
International Fund                                      29,153       42,700       34,195
International Growth Fund                                  N/A          N/A          N/A
Precious Metals Fund                                     8,880       13,370       14,218
Tax Exempt Fund                                            N/A       15,442        9,965
Value 25 Fund                                            1,189          N/A          N/A
Tax-Efficient Equity Fund                                7,937          N/A          N/A
Structured Emerging Markets Fund                           N/A          N/A          N/A
Tax-Efficient Structured Emerging Markets Fund             N/A          N/A          N/A
60/40 Portfolio                                          1,312          N/A          N/A
70/30 Portfolio                                            348          N/A          N/A
90/10 Portfolio                                            504          N/A          N/A

     During the fiscal year ended June 30, 1999, the amounts collected pursuant to the Class A Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $2,135,047; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses
(including data processing, legal and operations), $500,814.   These totals,
allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                                  Sales Material
                                                                     and Other
                                                     Compensation    Expenses    Total
                                                    --------------   --------   --------
Equity Income Fund                                        $ 30,356    $ 7,121   $ 37,477
Value Fund                                                  41,449      9,722     51,171
Small-Cap Value Fund                                       183,195     42,972    226,167
Core Equity Fund                                               N/A        N/A        N/A
Mid-Cap Equity Fund                                            N/A        N/A        N/A
Capital Appreciation Fund                                  181,508     42,576    224,084
Mid-Cap Growth Fund                                        204,083     47,871    251,954
Micro-Cap Growth Fund                                          N/A        N/A        N/A
Small-Cap Growth Fund                                          N/A        N/A        N/A
Enhanced Equity Fund                                           N/A        N/A        N/A
Emerging Markets Fund                                          N/A        N/A        N/A
International Developed Fund                                   N/A        N/A        N/A
Balanced Fund                                               19,194      4,502     23,696
Renaissance Fund                                           173,421     40,679    214,100
Growth Fund                                                376,584     88,334    464,918
Target Fund                                                281,729     66,085    347,814
Opportunity Fund                                           274,025     64,278    338,303
Innovation Fund                                            329,552     77,302    406,854
International Fund                                          23,614      5,539     29,153
International Growth Fund                                      N/A        N/A        N/A
Precious Metals Fund                                         7,193      1,687      8,880
Tax Exempt Fund                                                N/A        N/A        N/A
Value 25 Fund                                                  963        226      1,189
Tax-Efficient Equity Fund                                    6,429      1,508      7,937
Structured Emerging Markets Fund                               N/A        N/A        N/A
Tax-Efficient Structured Emerging Markets Fund                 N/A        N/A        N/A
60/40 Portfolio                                              1,063        249      1,312
70/30 Portfolio                                                282         66        348
90/10 Portfolio                                                408         96        504

     The Trust did not offer Class A shares in fiscal years prior to the fiscal year ended June 30, 1997. For the fiscal year ended September 30, 1996, PAF paid the Distributor an aggregate of $1,556,119 pursuant to a Distribution and Servicing Plan applicable to the Class A shares of PAF (the "PAF Class A Plan"),
which is similar to the Class A Plan of the Trust.   Such payments were
allocated among the predecessors of the following Funds (each of which was formerly a series of PAF which reorganized as a series of the Trust on January 17, 1997) as follows:


                            Year Ended
                          Sept. 30, 1996
                          --------------
Renaissance Fund                $ 38,973
Growth Fund                      351,506
Target Fund                      338,598
Opportunity Fund                 308,794

Innovation Fund                   88,089
International Fund                42,411
Precious Metals Fund              21,416
Tax Exempt Fund                   10,288

     The remainder of the total payments made under the PAF Class A Plan for such fiscal years was allocated among other series of PAF which either merged with Funds of the Trust or merged with/reorganized as series of PIMS, an affiliated mutual fund family, in transactions which took place on January 17, 1997.

Payments Pursuant to Class B Plans

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the Trust paid the Distributor an aggregate of $7,649,186, $4,549,168 and $1,670,623, respectively, pursuant to the Class B Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                                    Year Ended   Year Ended   Year Ended
Fund                                                  06/30/99     06/30/98     06/30/97
----                                                ----------    ---------    ---------
Equity Income Fund                                  $  174,783    $  80,992    $   5,019
Value Fund                                             332,761      311,768      101,067
Small-Cap Value Fund                                   984,479      611,536       17,419
Core Equity Fund                                           N/A          N/A          N/A
Mid-Cap Equity Fund                                        N/A          N/A          N/A
Capital Appreciation Fund                              483,520      165,015        5,077
Mid-Cap Growth Fund                                    834,091      528,760      104,374
Micro-Cap Growth Fund                                      N/A          N/A          N/A
Small-Cap Growth Fund                                      N/A          N/A          N/A
Enhanced Equity Fund                                       N/A          N/A          N/A
Emerging Markets Fund                                      N/A        4,696          633
International Developed Fund                               N/A       21,969        2,256
Balanced Fund                                          109,348       42,373        2,223
Renaissance Fund                                     1,133,814      603,997      204,965
Growth Fund                                            996,276      660,761      351,684
Target Fund                                            703,506      727,857      450,009
Opportunity Fund                                           428          N/A          N/A
Innovation Fund                                      1,707,917      629,537      332,295
International Fund                                      84,644       85,359       53,098
International Growth Fund                                  N/A          N/A          N/A
Precious Metals Fund                                    40,742       41,484       21,713
Tax Exempt Fund                                            N/A       33,064       18,818
Value 25 Fund                                            3,700          N/A          N/A
Tax-Efficient Equity Fund                               28,316          N/A          N/A
Structured Emerging Markets Fund                           N/A          N/A          N/A
Tax-Efficient Structured Emerging Markets Fund             N/A          N/A          N/A
60/40 Portfolio                                         15,370          N/A          N/A
70/30 Portfolio                                          8,250          N/A          N/A
90/10 Portfolio                                          7,240          N/A          N/A

     During the fiscal year ended June 30, 1999, the amounts collected pursuant to the Class B Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $6,195,840; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $1,453,345. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:

                                                                  Sales Material
                                                                     and Other
                                                     Compensation    Expenses     Total
                                                    --------------   --------   ----------
Equity Income Fund                                      $  141,574   $ 33,209   $  174,783
Value Fund                                                 269,536     63,225      332,761
Small-Cap Value Fund                                       797,428    187,051      984,479
Core Equity Fund                                               N/A        N/A          N/A
Mid-Cap Equity Fund                                            N/A        N/A          N/A
Capital Appreciation Fund                                  391,651     91,869      483,520
Mid-Cap Growth Fund                                        675,614    158,477      834,091
Micro-Cap Growth Fund                                          N/A        N/A          N/A
Small-Cap Growth Fund                                          N/A        N/A          N/A
Enhanced Equity Fund                                           N/A        N/A          N/A
Emerging Markets Fund                                          N/A        N/A          N/A
International Developed Fund                                   N/A        N/A          N/A
Balanced Fund                                               88,572     20,776      109,348
Renaissance Fund                                           918,389    215,425    1,133,814
Growth Fund                                                806,984    189,292      996,276
Target Fund                                                569,840    133,666      703,506
Opportunity Fund                                               347         81          428
Innovation Fund                                          1,383,413    324,504    1,707,917
International Fund                                          68,562     16,082       84,644
International Growth Fund                                      N/A        N/A          N/A
Precious Metals Fund                                        33,001      7,741       40,742
Tax Exempt Fund                                                N/A        N/A          N/A
Value 25 Fund                                                2,997        703        3,700
Tax-Efficient Equity Fund                                   22,936      5,380       28,316
Structured Emerging Markets Fund                               N/A        N/A          N/A
Tax-Efficient Structured Emerging Markets Fund                 N/A        N/A          N/A
60/40 Portfolio                                             12,450      2,920       15,370
70/30 Portfolio                                              6,683      1,568        8,250
90/10 Portfolio                                              5,864      1,376        7,240

     The Trust did not offer Class B shares in fiscal years prior to the fiscal year ended June 30, 1997. For the fiscal year ended September 30, 1996, PAF paid the Distributor an aggregate of $1,839,931 pursuant to a Distribution and Servicing Plan applicable to the Class B shares of PAF (the "PAF Class B Plan"), which is similar to the Class B Plan of the Trust. Such payments were allocated among the predecessors of the following Funds (each of which was formerly a series of PAF which reorganized as a series of the Trust on January 17, 1997) as follows:


                            Year Ended
                          Sept. 30, 1996
                          --------------
Renaissance Fund                $ 62,195
Growth Fund                      211,778
Target Fund                      241,125
Opportunity Fund                     N/A
Innovation Fund                  166,747
International Fund               289,719
Precious Metals Fund              14,083
Tax Exempt Fund                   14,673

     The remainder of the total payments made under the PAF Class B Plan for such fiscal years was allocated among other series of PAF which either merged with Funds of the Trust or merged with/reorganized as series of PIMS, an affiliated mutual fund family, in transactions which took place on January 17, 1997.

Payments Pursuant to Class C Plans

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the Trust paid the Distributor an aggregate of $43,907,220, $42,819,673 and $28,944,078, respectively, pursuant to the Class C Retail Plan. Such payments were allocated among the operational Funds and Portfolios as follows:

                                                    Year Ended    Year Ended    Year Ended
Fund                                                   06/30/99      06/30/98      06/30/97
----                                                -----------   -----------   -----------
Equity Income Fund                                  $   230,353   $   139,875   $    13,919
Value Fund                                              779,730       784,829       245,893
Small-Cap Value Fund                                  1,113,794       814,232        39,558
Core Equity Fund                                            N/A           N/A           N/A
Mid-Cap Equity Fund                                         N/A           N/A           N/A
Capital Appreciation Fund                               748,698       392,705        28,078
Mid-Cap Growth Fund                                   1,225,691       951,993       197,365
Micro-Cap Growth Fund                                       N/A           N/A           N/A
Small-Cap Growth Fund                                       N/A           N/A           N/A
Enhanced Equity Fund                                        N/A           N/A           N/A
Emerging Markets Fund                                       N/A        14,813         5,070
International Developed Fund                                N/A        40,459         4,936
Balanced Fund                                           110,967        41,412         1,876
Renaissance Fund                                      4,288,538     3,887,867     2,024,245
Growth Fund                                          18,591,740    16,386,591    11,107,219
Target Fund                                           8,510,832     9,707,945     7,238,372
Opportunity Fund                                      3,521,632     5,829,510     4,950,118
Innovation Fund                                       3,440,411     1,834,958     1,149,018
International Fund                                    1,083,209     1,421,443     1,354,452
International Growth Fund                                   N/A           N/A           N/A
Precious Metals Fund                                    133,650       181,565       255,508
Tax Exempt Fund                                             N/A       389,476       328,451
Value 25 Fund                                             4,980           N/A           N/A
Tax-Efficient Equity Fund                                50,345           N/A           N/A
Structured Emerging Markets Fund                            N/A           N/A           N/A
Tax-Efficient Structured Emerging Markets Fund              N/A           N/A           N/A
60/40 Portfolio                                          29,671           N/A           N/A
70/30 Portfolio                                          16,395           N/A           N/A
90/10 Portfolio                                          26,585           N/A           N/A

     During the fiscal year ended June 30, 1999, the amounts collected pursuant to the Class C Retail Plan were used as follows by the Distributor: sales commissions and other compensation to sales personnel, $35,564,849; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses (including data processing, legal and operations), $8,342,372. These totals, allocated among (i) compensation and (ii) sales material and other expenses for each Fund and Portfolio, were as follows:


                                                                Sales Material
                                                                  and Other
                                                 Compensation      Expenses            Total
                                                 ------------   ---------------     -----------
Equity Income Fund                                $   186,586     $   43,767         $   230,353
Value Fund                                            631,581        148,149             779,730
Small-Cap Value Fund                                  902,173        211,621           1,113,794
Core Equity Fund                                          N/A            N/A                 N/A
Mid-Cap Equity Fund                                       N/A            N/A                 N/A

Capital Appreciation Fund                             606,445        142,253             748,698
Mid-Cap Growth Fund                                   992,810        232,881           1,225,691
Micro-Cap Growth Fund                                     N/A            N/A                 N/A
Small-Cap Growth Fund                                     N/A            N/A                 N/A
Enhanced Equity Fund                                      N/A            N/A                 N/A
Emerging Markets Fund                                     N/A            N/A                 N/A
International Developed Fund                              N/A            N/A                 N/A
Balanced Fund                                          89,883         21,084             110,967
Renaissance Fund                                    3,473,716        814,822           4,288,538
Growth Fund                                        15,059,309      3,532,431          18,591,740
Target Fund                                         6,893,774      1,617,058           8,510,832
Opportunity Fund                                    2,852,522        669,110           3,521,632
Innovation Fund                                     2,786,733        653,678           3,440,411
International Fund                                    877,399        205,810           1,083,209
International Growth Fund                                 N/A            N/A                 N/A
Precious Metals Fund                                  108,257         25,394             133,650
Tax Exempt Fund                                           N/A            N/A                 N/A
Value 25 Fund                                           4,034            946               4,980
Tax-Efficient Equity Fund                              40,779          9,566              50,345
Structured Emerging Markets Fund                          N/A            N/A                 N/A
Tax-Efficient Structured Emerging Markets Fund            N/A            N/A                 N/A
60/40 Portfolio                                        24,034          5,637              29,671
70/30 Portfolio                                        13,280          3,115              16,395
90/10 Portfolio                                        21,534          5,051              26,585

     The Trust did not offer Class C shares in fiscal years prior to the fiscal year ended June 30, 1997. For the fiscal year ended September 30, 1996, PAF paid the Distributor an aggregate of $41,704,155 pursuant to a Distribution and Servicing Plan applicable to the Class C shares of PAF (the "PAF Class C Plan"), which is similar to the Class C Plan of the Trust. Such payments were allocated among the predecessors of the following Funds (each of which was formerly a series of PAF Fund which reorganized as a series of the Trust on January 17,
1997) as follows:

                            Year Ended
                          Sept. 30, 1996
                          --------------
Renaissance Fund             $ 1,965,449
Growth Fund                   13,593,775
Target Fund                    8,684,223
Opportunity Fund               7,455,633
Innovation Fund                  899,377
International Fund             1,858,512
Precious Metals Fund             430,849
Tax Exempt Fund                  499,738

     The remainder of the total payments made under the PAF Class C Plan for such fiscal years was allocated among other series of PAF which either merged with Funds of the Trust or merged with/reorganized as series of PIMS, an affiliated mutual fund family, in transactions which took place on January 17, 1997.

     From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds and Portfolios, and in connection with the servicing of Class A, Class B and Class C shareholders of the Funds and Portfolios and the maintenance of Class A, Class B and Class C shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As noted above, Class A,

Class B and Class C Distribution and Servicing Plans, which are similar to the Trust's current Retail Plans, were in effect prior to January 17, 1997 in respect of series of PAF that were predecessors of certain of the Funds listed below. The remaining Funds and the Portfolios did not offer Class A, Class B or Class C shares prior to January 17, 1997. As of June 30, 1999, such expenses were approximately $18,240,00 in excess of payments under the Class A Plan, $29,500,00 in excess of payments under the Class B Plan and $2,068,00 in excess of payments under the Class C Plan.

     The allocation of such excess (on a pro rata basis) among the Funds and Portfolios listed below as of June 30, 1999 was as follows:


Fund                                Class A      Class B       Class C
----                              -----------   ----------   ------------

Balanced Fund                     $   45,000    $  398,000   $    59,000
Capital Appreciation Fund            617,000     1,471,000       125,000
Emerging Markets Fund                 (3,000)       25,000         9,000
Equity Income Fund                   116,000       579,000       118,000
Growth Fund                        6,987,000     4,479,000    (4,815,000)
Innovation Fund                      728,000     7,949,000     1,820,000
International Developed Fund          33,000        76,000        (2,000)
International Fund                   641,000       368,000     1,541,000
Mid-Cap Growth Fund                1,242,000     2,468,000       340,000
Small-Cap Growth Fund                    N/A           N/A           N/A
Opportunity Fund                   2,772,000         3,000    (5,601,000)
Precious Metals Fund                  98,000       333,000       186,000
Renaissance Fund                   1,095,000     3,832,000     1,279,000
Small-Cap Value Fund                 652,000     3,845,000       389,000
Target Fund                        3,041,000     2,590,000     6,109,000
Value Fund                           170,000       733,000       352,000
Value 25 Fund                         (1,000)       16,000         3,000
Tax-Efficient Equity Fund             14,000       154,000        34,000
60/40 Portfolio                       (1,000)       91,000        57,000
70/30 Portfolio                       (2,000)       41,000        35,000
90/10 Portfolio                       (4,000)       49,000        30,000

     The allocation of such excess (on a pro rata basis) among the Funds and Portfolios, calculated as a percentage of net assets of each Fund listed below as of June 30, 1999, was as follows:


Fund                              Class A    Class B    Class C
-----                             --------   --------   --------

Balanced Fund                        0.46%      3.23%      0.45%
Capital Appreciation Fund            0.68       2.67       0.15
Emerging Markets Fund             N/A        N/A            N/A
Equity Income Fund                   0.67       2.66       0.45
Growth Fund                          3.07       3.35      -0.23
Innovation Fund                      0.23       2.26       0.31
International Developed Fund      N/A        N/A            N/A
International Fund                   3.40       3.88       1.52
Mid-Cap Growth Fund                  1.00       2.91       0.30
Small-Cap Growth Fund             N/A        N/A            N/A
Opportunity Fund                     2.28       1.20      -1.81
Precious Metals Fund                 1.25       8.49       1.62
Renaissance Fund                     1.21       3.03       0.29
Small-Cap Value Fund                 0.61       3.96       0.34

Target Fund                          1.79       3.29       0.67
Value Fund                           0.76       2.02       0.44
Value 25 Fund                       -0.35       1.90       0.36
Tax-Efficient Equity Fund            0.21       2.42       0.32
60/40 Portfolio                     -0.05       2.49       0.58
70/30 Portfolio                     -0.49       2.36       0.70
90/10 Portfolio                     -0.62       2.55       0.38

Distribution and Administrative Services Plans for Administrative Class Shares

     The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Fund and Portfolio. The Trust also has adopted an Administrative Distribution Plan (together with the Administrative Services Plan, the "Administrative Plans") with respect to the Administrative Class shares of each Fund and Portfolio except the Capital Appreciation and Small-Cap Growth Funds, which are not subject to such Administrative Distribution Plan.

     Under the terms of the Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each applicable Fund or Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of Administrative Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares of the Funds or Portfolios. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund or Portfolio; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

     Under the terms of the Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of each Fund or Portfolio, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders. Such services may include, but are not limited to, the following: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

     The same entity may be the recipient of fees under both the Administrative Distribution Plan and the Administrative Services Plan, but may not receive fees under both plans with respect to the same assets. Fees paid pursuant to either Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Administrative Distribution Plan.

     Each Administrative Plan provides that it may not be amended to increase materially the costs which Administrative Class shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Administrative Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

     Each Administrative Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Administrative Plan Trustees. The Administrative Distribution Plan further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class.

     Each Administrative Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Administrative Plan Trustees. Each Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     Each Administrative Plan is a "reimbursement plan," which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each Administrative Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Administrative Class shares may be used in any month to pay expenses under the Plan. Each Administrative Plan requires that Administrative Class shares incur no interest or carrying charges.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

     Institutional and Administrative Class shares of the Trust may also be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Payments Pursuant to the Administrative Plans

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the Trust paid qualified service providers an aggregate of $1,120,693, $502,216 and $132,422, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan.

     Of these aggregate totals, $602,519, $362,416 and $128,406, respectively, were paid pursuant to the Administrative Services Plan and/or the Administrative Distribution Plan for the Funds and Portfolios listed below and were allocated among the operational Funds and Portfolios as Follows:

                                                      Year Ended   Year Ended   Year Ended
Fund                                                    06/30/99     06/30/98     06/30/97
----                                                   ---------    ---------    ---------
Equity Income Fund                                     $  29,362    $  25,885    $  16,938
Value Fund                                                39,528       11,304            0
Small-Cap Value Fund                                      40,618       22,930       12,276
Core Equity Fund                                         176,827      211,557       79,366
Mid-Cap Equity Fund                                        7,757        1,846            0
Mid-Cap Growth Fund                                      234,913       64,116        4,723
Micro-Cap Growth Fund                                      7,665        8,918        1,898
Enhanced Equity Fund                                      41,681        9,207            0

International Developed Fund                                 N/A        6,653       13,205
Renaissance Fund                                             507          N/A          N/A
Growth Fund                                                1,939          N/A          N/A
Target Fund                                                1,725          N/A          N/A
Opportunity Fund                                             633          N/A          N/A
International Fund                                        17,126          N/A          N/A
Tax-Efficient Equity Fund                                  2,213          N/A          N/A
60/40 Portfolio                                                9          N/A          N/A
70/30 Portfolio                                                9          N/A          N/A
90/10 Portfolio                                                9          N/A          N/A

     The additional portions of the aggregate totals, $518,174, $139,800 and $4,016, respectively, were paid pursuant to the Administrative Services Plan only for the Capital Appreciation, Emerging Markets and Small-Cap Growth Funds, and were allocated among these Funds as follows:

                                            Year Ended     Year Ended     Year Ended
Fund                                          06/30/99      06/30/98       06/30/97
----                                         ---------     ---------      ---------
Capital Appreciation Fund                    $ 514,736     $ 137,462       $   3,297
Emerging Markets Fund                              N/A         1,802             582
Small-Cap Growth Fund                            3,438           536             137

     The remaining Funds did not make payments under either Administrative Plan. The Administrative Plans were not in effect in prior fiscal years.

Plan for Class D Shares

     As described above under "Management of the Trust--Fund Administrator," the Trust's Administration Agreement includes a plan (the "Class D Plan") adopted in conformity with Rule 12b-1 under the 1940 Act which provides for the payment of up to .25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

     Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisers ("Service Organizations")) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations ("Special Class D Services"): (i) facilities for placing orders directly for the purchase of a Fund's Class D shares and tendering a Fund's Class D shares for redemption; (ii) advertising with respect to a Fund's Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for prospectuses and statements of additional information; (vi) preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

     The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Special Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor.

     The Trust and the Administrator understand that some or all of the Special Class D Services provided pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator's and the Distributor's expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares.

     In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without the approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees ("disinterested Class D Plan Trustees") who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect only so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

     With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expense allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

     Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

     For the fiscal years ended June 30, 1999 and June 30, 1998, the Trust paid qualified service providers an aggregate of $22,580 and $353, respectively, pursuant to the Class D Plan. Such payments were allocated among the Funds as follows:


                               Year Ended   Year Ended
Fund                              6/30/99      6/30/98
----                             --------     --------
Capital Appreciation Fund        $    581     $     56
Mid-Cap Growth Fund                   606           63
Equity Income Fund                    325           56
Renaissance Fund                      309           63
Value Fund                            252           53
Tax-Efficient Equity Fund           1,843          N/A
Innovation Fund                    18,664           61

     The Portfolios do not offer Class D shares.

Purchases, Exchanges and Redemptions

     Purchases, exchanges and redemptions of the Trust's shares are discussed in the Class A, B and C Prospectus, the Class D Prospectus and the Retail Portfolio Prospectus under the headings "Investment Options --

Class A, B and C Shares" and "How to Buy and Sell Shares," and in the Institutional Prospectus and the Institutional Portfolio Prospectus under the headings ""Investment Options --Institutional Class and Administrative Class Shares" and "Purchases, Redemptions & Exchanges."

     Certain clients of the Adviser or a Sub-Adviser whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

     One or more classes of shares of the Funds and Portfolios may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund or Portfolio, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund or Portfolio may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

     As described in the Class A, B and C Prospectus, the Class D Prospectus and the Retail Portfolio Prospectus under the caption "How to Buy and Sell Shares-- Exchanging Shares," and in the Institutional Prospectus and the Institutional Portfolio Prospectus under the caption "Purchases, Redemptions and Exchanges-- Exchange Privilege," a shareholder may exchange shares of any Fund or Portfolio for shares of the same class of any other Fund or Portfolio of the Trust that is available for investment, or any series of PIMS, on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund or Portfolio. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder's investment in the first Fund as described in the Class A, B and C Prospectus and the Retail Portfolio Prospectus under "Alternative Purchase Arrangements." With respect to Class B or Class C shares, or Class A shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund or Portfolio from which the exchange was made. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

     Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the New York Stock Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

     An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12 month period or in any calendar year. For example, the Trust currently limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund or Portfolio, subsequently exchanges those shares for shares of a different Fund or Portfolio and then exchanges back into the originally purchased Fund or Portfolio. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund or Portfolio) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so as described in the Prospectuses.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund or Portfolio not reasonably practicable.

     The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds and Portfolios, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held by the particular Fund or Portfolio. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A, Class B and Class C shares, $2,000 for Class D shares, and $100,000 with respect to Institutional Class and Administrative Class shares. The Prospectuses may set forth higher minimum account balances for one or more classes from time to time depending upon the Trust's current policy. An investor will be notified that the value of the account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Trust's Agreement and Declaration of Trust, as amended and restated (the "Declaration of Trust"), also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds and Portfolios may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectuses.

Fund Reimbursement Fees

     Investors in Institutional Class and Administrative Class shares of the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds are subject to a fee (a "Fund Reimbursement Fee"), both at the time of purchase and at the time of redemption, equal to 1.00% of the net asset value of the shares purchased or redeemed. Fund Reimbursement Fees are deducted automatically from the amount invested or the amount to be received in connection with a redemption; the fees are not paid separately. Fund Reimbursement Fees are paid to and retained by the Funds to defray certain costs described below and no portion of such fees are paid to or retained by the Adviser, the Distributor or the Sub-Adviser. Fund Reimbursement Fees are not sales loads or contingent deferred sales charges. Reinvestment of dividends and capital gains distributions paid to shareholders by the Funds are not subject to Fund Reimbursement Fees, but redemptions of shares acquired by such reinvestments are subject to Fund Reimbursement Fees.

     The purpose of Fund Reimbursement Fees is to defray the costs associated with investing the proceeds of the sale of shares to investors (in the case of purchases) or the costs associated with the sale of portfolio securities to satisfy redemption requests (in the case of redemptions), thus insulating existing shareholders from such costs. The amount of a Fund Reimbursement Fee represents the Sub-Adviser's estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor's purchase or redemption proceeds. These costs include brokerage costs, market impact costs (i.e., the increase in market prices which may result when a Fund purchases or sells thinly traded stocks), and the effect of "bid/asked" spreads in international markets. Transaction costs incurred when purchasing or selling stocks of companies in foreign countries, and particularly emerging market countries, may be significantly higher than those in more developed countries. This is due, in part, to less competition among brokers, underutilization of technology on the part of foreign exchanges and brokers, the lack of less expensive investment options (such as derivative instruments) and lower levels of liquidity in foreign and underdeveloped markets.

     On July 1, 1998, the Structured Emerging Markets and Tax-Efficient Structured Emerging Markets Funds commenced investment operations immediately following a transaction (the "Parametric Transaction") in which each Fund issued Institutional Class shares to unit holders of the Parametric Portfolio Associates Emerging Markets Trust, a separate account managed by Parametric (the "EM Trust"), in exchange for the EM Trust's assets. The EM Trust's unit holders were divided into two categories: participants who pay taxes ("Taxable Participants") and participants that are non-taxable entities ("Non-Taxable Participants" and, together with the Taxable Participants, the "Participants"). Assets in the EM Trust equal in value to the value of the Taxable Participants' participation in the EM Trust were transferred to the Tax-Efficient Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. Assets in the EM Trust equal in value to the value of the Non-Taxable Participants' participation in the EM Trust were transferred to the Structured Emerging Markets Fund in exchange for Institutional Class shares of that Fund. The Participants' interests in the EM Trust were then terminated and Institutional Class shares of the Tax-Efficient Structured Emerging Markets Fund were distributed to the Taxable Participants and Institutional Class shares of the Structured Emerging Markets Fund were distributed to the Non-Taxable Participants, in each case in proportion to each Participant's interest in the EM Trust. After the completion of the Parametric Transaction, the portfolio securities which were owned by the EM Trust became portfolio securities of the Funds (allocated to the Funds on a substantially pro-rata basis), to be held or sold as Parametric deems appropriate.

     Portfolio securities transferred to the Funds pursuant to the Parametric Transaction will have the same tax basis as they had when held by the EM Trust. Such securities have "built-in" capital gains if their market value at the time of the Parametric Transaction was greater than their tax basis (other securities may have "built-in" capital losses for tax purposes if their market value at the time of the Parametric Transaction was less than their tax basis). Built-in capital gains realized upon the disposition of these securities will be distributed to all Fund shareholders who are shareholders of record on the record date for the distribution, even if such shareholders were not Participants in the EM Trust prior to the Parametric Transaction. This means that investors purchasing Fund shares after the date of this Prospectus may be required to pay taxes on distributions that economically represent a return of a portion of the amount invested. For further information, see "Taxation-- Distributions" below.

     In connection with the Parametric Transaction, the Participants in the EM Trust will not be subject to Fund Reimbursement Fees with respect to any shares of these Funds they acquired through June 30, 1998, and will not be subject to Fund Reimbursement Fees upon the subsequent redemption (including any redemption in connection with an exchange) of any shares acquired by any such Participant through June 30, 1998. Such Participants will be subject to such Fund Reimbursement Fees to the same extent as any other shareholder on any shares of either Fund acquired (whether by reinvestment of dividends or capital gain distributions or otherwise) after June 30, 1998.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

     Investment decisions for the Trust and for the other investment advisory clients of the Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or a Sub-Adviser may aggregate orders for the Funds with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser and/or each Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Because the Portfolios invest exclusively in Institutional Class shares of Underlying PIMCO Funds, they generally do not pay brokerage commissions and related costs, but do indirectly bear a proportionate share of these costs incurred by the Underlying PIMCO Funds in which they invest.

     For the fiscal years ended June 30, 1999, June 30, 1998 and June 30, 1997, the following amounts of brokerage commissions were paid by the Funds and
Portfolios:

                                                              Year       Year             Year
                                                              Ended      Ended            Ended
Fund                                                         6/30/99     6/30/98         6/30/97
-----                                                       --------     --------       ---------
Equity Income Fund                                       $   370,906    $   239,458     $   161,012
Value Fund                                                   590,816        437,002         203,403
Small-Cap Value Fund                                         973,236        810,211         146,551
Capital Appreciation Fund                                  2,099,694      1,384,393         889,931
Mid-Cap Growth Fund                                        1,648,830      1,115,609         634,436
Micro-Cap Growth Fund                                        381,825        237,969         315,009
Small-Cap Growth Fund                                        149,013         71,734         113,103
Enhanced Equity Fund                                          34,926         61,193         196,460
Emerging Markets Fund                                         94,539        238,241         591,312
International Developed Fund                                 266,609        326,193         498,041
Balanced Fund                                                108,337         91,788         197,598
Core Equity Fund                                             154,017        219,194         114,173
Mid-Cap Equity Fund                                           53,303         44,404          31,940
Renaissance Fund*                                          4,009,076      2,539,296         717,040
Growth Fund*                                               4,502,200      4,154,740       2,632,126
Target Fund*                                               3,661,375      5,577,623       2,584,198
Opportunity Fund*                                          1,778,867      1,345,809       1,187,818
Innovation Fund*                                             782,662        412,457         224,529
International Fund*                                          566,950        785,827         748,412
International Growth Fund**                                   77,095         26,179             N/A
Precious Metals Fund*                                        105,266         98,635          81,251
Tax Exempt Fund*                                                 N/A            N/A               0

Value 25 Fund                                                 15,802            N/A             N/A
Tax-Efficient Equity Fund                                     28,136            N/A             N/A
Structured Emerging Markets Fund                              85,087            N/A             N/A
Tax-Efficient Structured Emerging Markets Fund               153,831            N/A             N/A
60/40 Portfolio                                                1,646            N/A             N/A
70/30 Portfolio                                                  348            N/A             N/A
90/10 Portfolio                                                   65            N/A             N/A
                                                         -----------    -----------     -----------

TOTAL                                                    $22,684,457    $20,217,955     $12,268,343

__________________

* Amounts for the year ending June 30, 1997 are for the period 1/18/97 through 6/30/97.
** Amounts for the year ended June 30, 1998 are for the period from 12/31/97 through 6/30/98.

      For the fiscal period ended January 17, 1997 and the fiscal year ended September 30, 1996, the following amounts of brokerage commissions were paid by the predecessors of the Funds listed below (each of which was a series of PAF during such periods and reorganized as a Fund of the Trust on January 17, 1997):

                                                               10/1/96       Year
                                                                  to        Ended
Fund                                                           1/17/97     9/30/96
-----                                                       ----------    --------
Renaissance Fund                                            $  363,501    $   993,617
Growth Fund                                                  1,064,573      2,985,777
Target Fund                                                  1,375,601      3,080,238
Opportunity Fund                                               505,221      1,757,263
Innovation Fund                                                105,556        228,473
International Fund                                             393,808      1,530,476
Precious Metals Fund                                            53,096         79,838
Tax Exempt Fund                                                      0              0
                                                            ----------    -----------

TOTAL                                                       $3,861,356    $10,655,682

     The Adviser or, pursuant to the portfolio management agreements, a Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser and the Sub-Advisers will seek the best price and execution of the Funds' orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and Sub-Advisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive research services from many broker-dealers with which the Adviser and Sub-Advisers place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and Sub-Advisers in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and Sub-Advisers receive such services.

     In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and Sub-Advisers may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or Sub-Advisers may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

     The Adviser or a Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

     SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by a Fund on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

Portfolio Turnover

     A change in the securities held by a Fund is known as "portfolio turnover." With the exception of the Tax-Efficient Structured Emerging Markets and Tax-Efficient Equity Funds (which may attempt to minimize portfolio turnover as a tax-efficient management strategy), the Sub-Advisers manage the Funds without regard generally to restrictions on portfolio turnover, except those imposed on their ability to engage in short-term trading by provisions of the
federal tax laws.   The use of futures contracts and other derivative
instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates). To the extent portfolio turnover results in the realization of net short-term capital gains, such gains are generally taxed to shareholders at ordinary income tax rates. See "Taxation."

     The portfolio turnover rate of a Fund or Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund or Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and
(b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

     Because the Adviser does not expect to reallocate the Portfolio's assets among the Underlying Funds on a frequent basis, the portfolio turnover rates for the Portfolios are expected to be modest (i.e., less than 25%) in comparison to most mutual funds. However, the Portfolios indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, a number of which have high (i.e., greater than 100%) portfolio turnover rates.

     Portfolio turnover rates for each Fund for which financial highlights for at least the past two fiscal years are available and are provided in the Prospectuses under "Financial Highlights" in the applicable Prospectus. The annual portfolio turnover rate for each of the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds is expected to be less than 40%. The annual portfolio turnover rate for each of the Structured Emerging Markets and International Growth Funds is expected to be less than 100% and for the Value 25 Fund is expected to be less than 150%. The annual portfolio turnover rate for the Mega-Cap Fund is expected to be approximately 70%.

     The annual portfolio turnover rates for the NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Fund are expected to
be       ,      ,      , and      , respectively.
    -----  -----  -----      -----

     In connection with the change in Sub-Advisers of the Growth, Target, Opportunity, Innovation, Renaissance Core Equity, Mid-Cap Equity, and International Growth Funds, these Funds may experience increased turnover due to the differences, if any, between the portfolio management strategies of Columbus Circle and PIMCO Equity Advisors. See "Management of the Trust--Portfolio Management Agreements."


                                NET ASSET VALUE

     As indicated in the Prospectuses under the heading "How Fund Shares are Priced," the net asset value ("NAV") of a class of a Fund's or Portfolio's shares is determined by dividing the total value of a Fund's or Portfolio's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares. In particular, calculation of the NAV of the International Growth, Structured Emerging Markets, Tax-Efficient Structured Emerging Markets, Precious Metals and International Funds may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

     Fund and Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors and/or the relevant Sub-Adviser.
Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

     Each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Funds and Portfolios with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Funds and Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund's or Portfolio's classes.

     The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                                   TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund or Portfolio.

     Each Fund and Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Fund and Portfolio generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's or Portfolio's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's or Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund or Portfolio controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Fund and Portfolio must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

     In years when a Fund or Portfolio distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares.

     The proper tax treatment of income or loss realized by the Precious Metals Fund from the retirement or sale of a Metal-Indexed Note is unclear. The Precious Metals Fund will report such income or loss as capital or ordinary income or loss in a manner consistent with any Internal Revenue Service position on the subject following the publication of such a position. Gain or loss from the sale or exchange of preferred stock indexed to the price of a natural resource is expected to be capital gain or loss to the Precious Metals Fund.

Distributions

     As a regulated investment company, each Fund and Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund or Portfolio as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund and Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund or Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund and Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund or Portfolio in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund or Portfolio during January of the following year.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund or Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund and Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

     Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law. All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities is generally not so exempt. While the Tax-Efficient Equity and Tax-Efficient Structured Emerging Markets Funds seek to minimize taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time.

     Dividends designated by a Fund as capital gain dividends derived from the Fund's net capital gains are taxable to shareholders as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals) except as provided by an applicable tax exemption. Any distributions that are not from a Fund's net investment income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Each Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     The tax status of each Fund and Portfolio and the distributions which it may make are summarized in the Prospectuses under the captions "Fund Distributions" and "Tax Consequences." All dividends and distributions of a Fund or Portfolio, whether received in shares or cash, are taxable and must be reported on each shareholder's federal income tax return.

     A portion of the dividends paid by Funds that invest in stock of U.S. corporations may qualify for the deduction for dividends received by corporations (subject generally to a 46-day holding period requirement).

Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations.

     Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate for shareholders who are individuals), regardless of how long the shareholder has held a Fund's or Portfolio's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash. A Portfolio will not be able to offset gains realized by one Fund in which such Portfolio invests against losses realized by another Fund in which such Portfolio invests. A Portfolio's use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to shareholders of such Fund.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Fund or Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's or Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund or Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's or Portfolio's net asset value also reflects unrealized losses.

Sales of Shares

     Upon the disposition of shares of a Fund or Portfolio (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20% to shareholders who are individuals. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Depending on a Portfolio's percentage ownership in an Underlying PIMCO Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the Underlying PIMCO Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of a Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying PIMCO Funds directly.

Backup Withholding

     A Fund or Portfolio may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Fund or Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures, Forward Contracts and Swap Agreements

     To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including the Portfolios.

Passive Foreign Investment Companies

     Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and each Sub-Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such

Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income. Although a Portfolio may itself be entitled to a deduction for such taxes paid by an Underlying PIMCO Fund in which the Portfolio invests, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders. In addition, a Fund which invests in other investment companies may not be able to pass any such credit or deduction for taxes paid by the underlying investment company through to its own shareholders.

Original Issue Discount and Pay-In-Kind Securities

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Other Taxation

     Pursuant to Treasury Department regulations, certain expenses of nonpublicly offered regulated investment companies, including advisory fees, are not deductible by those regulated investment companies for purposes of calculating the income of certain shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). The shareholder's pro rata portion of such expenses will be treated as income to the shareholder and will be deductible by the shareholder, subject to the 2% "floor" on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code. A regulated investment company generally will be classified as nonpublicly offered unless it either has 500 shareholders at all times during a taxable year or continuously offers shares pursuant to a public offering.

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations").
However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund and Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Fund and Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Fund or Portfolio will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund or Portfolio.


                               OTHER INFORMATION

Capitalization

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust as amended and restated on January 14, 1997. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund or Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or Portfolio.

     Shares begin earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Net investment income from interest and dividends, if any, will be declared and paid monthly to shareholders of record by the 30/70 Portfolio. Net investment income from interest and dividends, if any, will be declared and paid quarterly to shareholders of record by the Equity Income, Value and Renaissance Funds and the 60/40 Portfolio. Net investment income from interest and dividends, if any, will be declared and paid at least annually to shareholders of record by the other Funds and the 90/10 Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of a Fund or Portfolio will be reinvested in additional shares of that Fund or Portfolio unless the shareholder elects to have them paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Fund's or Portfolio's property for all loss and expense of any shareholder of that Fund or Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Fund or Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

     From time to time the Trust may make available certain information about the performance of some or all classes of shares of some or all of the Funds or Portfolios. Information about a Fund's or Portfolio's performance is based on that Fund's (or its predecessor's) or Portfolio's record to a recent date and is not intended to indicate future performance.

     The total return of the classes of shares of the Funds and Portfolios may be included in advertisements or other written material. When a Fund's or Portfolio's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Fund or Portfolio has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Fund (or its predecessor series of PIMCO Advisors Funds) or Portfolio, as more fully described below. For periods prior to the initial offering date of the advertised class of shares, total return presentations for such class will be based on the historical performance of an older class of the Fund (if any) restated, as necessary, to reflect any different sales charges and/or operating expenses (such as different administrative fees and/or 12b-1/servicing fee charges) associated with the newer class. In certain cases, such a restatement will result in performance which is higher than if the performance of the older class were not restated to reflect the different operating expenses of the newer class. In such cases, the Trust's advertisements will also, to the extent appropriate, show the lower performance figure reflecting the actual operating expenses incurred by the older class for periods prior to the initial offering date of the newer class. Total return for each class is measured by comparing the value of an investment in the Fund or Portfolio at the beginning of the relevant period to the redemption value of the investment in the Fund or Portfolio at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

     The Funds and Portfolios may also provide current distribution information to their shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular class of a Fund or Portfolio will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a class of a Fund or Portfolio has declared and paid to shareholders as of the end of a specified period rather than the Fund's or Portfolio's actual net investment income for that period.

     Performance information is computed separately for each class of a Fund or Portfolio. Each Fund and Portfolio may from time to time include the total return of each class of its shares in advertisements or in information furnished to present or prospective shareholders. The Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios may from time to time include the yield and total return of each class of their shares in advertisements or information furnished to present or prospective shareholders. Each Fund and Portfolio may from time to time include in advertisements the total return of each class (and yield of each class in the case of the Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios) and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Fund's or Portfolio's net asset values and public offering prices will separately present each class of shares. The Funds and Portfolios also may compute current distribution rates and use this information in their Prospectuses and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

     Investment results of the Funds and Portfolios will fluctuate over time, and any representation of the Funds' or Portfolio's total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Funds and Portfolios and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

Calculation of Yield

     Quotations of yield for certain of the Funds and Portfolios will be based on all investment income per share (as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2[( a-b + 1)/6/ -1]
                      ---
                       cd

     where  a = dividends and interest earned during the period,

            b = expenses accrued for the period (net of reimbursements),

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per share on the last day of the period.

     For the one month period ended September 30, 1999, the yields of the Equity Income, Value and Renaissance Funds and the 60/40 and 30/70 Portfolios were as follows (Class D shares were not offered during the period listed):

                              Institutional     Administrative
                              -------------     --------------
Fund                              Class             Class          Class A      Class B      Class C      Class D
-----                         --------------   ----------------   ----------   ----------   ----------   ----------
                                    3.37%              3.12%        2.80%        2.19%        2.19%        2.96%
Equity Income Fund

Value Fund                          2.37%              2.12%        1.87%        1.20%        1.20%        1.95%

Renaissance Fund                    0.38%              0.11%       -0.05%       -0.84%       -0.84%       -0.06%

60/40 Portfolio                     4.53%              4.28%        3.75%        3.20%        3.20%      N/A

30/70 Portfolio                     5.39%              5.14%        4.62%        4.08%        4.08%      N/A

     The yield of a Fund or Portfolio will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund or Portfolio or its classes of shares. These factors, possible differences in the methods used in calculating yield should be considered when comparing a Fund's or Portfolio's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's or Portfolio's various classes of shares. These yields do not take into account any applicable contingent deferred sales charges.

     The Trust, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Calculation of Total Return

     Quotations of average annual total return for a Fund or Portfolio, or a class of shares thereof, will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund, Portfolio or class over periods of one, five, and ten years (up to the life of the Fund or Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportionate share of Fund, Portfolio or class expenses on an annual basis, and assume that
(i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and that the maximum contingent deferred sales charge, if any, is deducted at the times, in the amounts, and under the terms disclosed in the Prospectuses and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Funds and Portfolios may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.

     The table below sets forth the average annual total return of certain classes of shares of the following Funds for periods ended June 30, 1999. For periods prior to the "Inception Date" of a particular class of a Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

          Average Annual Total Return for Periods Ended June 30, 1999*


                                                                   Since
                                                                 Inception      Inception     Inception
     Fund           Class**          1 Year        5 Years        of Fund        Date of       Date of
                                                                (Annualized)       Fund         Class
---------------------------------------------------------------------------------------------------------
Equity Income     Institutional         12.56%        21.02%           16.89%     03/08/91       03/08/91
                 Administrative         12.31%        20.72%           16.61%                    11/30/94
                        Class A          6.08%        19.21%           15.66%                     1/20/97
                        Class B          6.50%        19.48%           15.71%                     1/20/97
                        Class C         10.31%        19.66%           15.58%                     1/20/97
                        Class D         12.21%        20.56%           16.45%                      4/8/98
---------------------------------------------------------------------------------------------------------
Value             Institutional         12.30%        21.23%           17.09%     12/30/91       12/30/91
                 Administrative         11.91%        20.93%           16.79%                     8/21/97
                        Class A          5.78%        19.40%           15.75%                     1/13/97
                        Class B          6.17%        19.67%           15.83%                     1/13/97
                        Class C         10.06%        19.87%           15.77%                     1/13/97
                        Class D         12.00%        20.79%           16.65%                      4/8/98
---------------------------------------------------------------------------------------------------------
Small-Cap         Institutional         -5.11%        15.78%           14.43%      10/1/91        10/1/91
 Value           Administrative         -5.40%        15.48%           14.14%                     11/1/95
                        Class A        -10.70%        14.03%           13.15%                     1/20/97
                        Class B        -10.75%        14.24%           13.22%                     1/20/97
                        Class C         -7.12%        14.48%           13.14%                     1/20/97
---------------------------------------------------------------------------------------------------------
Capital           Institutional         10.57%        24.49%           19.51%       3/8/91         3/8/91
 Appreciation    Administrative         10.30%        24.18%           19.22%                     7/31/96
                        Class A          4.08%        22.61%           18.23%                     1/20/97
                        Class B          4.39%        22.94%           18.30%                     1/20/97
                        Class C          8.34%        23.10%           18.17%                     1/20/97
                        Class D         10.17%        24.00%           19.04%                      4/8/98
---------------------------------------------------------------------------------------------------------
Mid-Cap Growth    Institutional          0.33%        20.56%           16.91%      8/26/91        8/26/91
                 Administrative          0.31%        20.29%           16.63%                    11/30/94
                        Class A         -5.63%        18.73%           15.60%                     1/13/97
                        Class B         -5.58%        18.99%           15.67%                     1/13/97
                        Class C         -1.76%        19.20%           15.59%                     1/13/97
                        Class D          0.25%        20.16%           16.49%                      4/8/98
---------------------------------------------------------------------------------------------------------
Micro-Cap         Institutional        -12.66%        19.33%           17.61%      6/25/93        6/25/93
 Growth          Administrative        -12.90%        19.03%           17.32%                      4/1/96
---------------------------------------------------------------------------------------------------------
Small-Cap         Institutional        -14.99%        11.38%           16.99%       1/7/91         1/7/91
 Growth          Administrative        -15.26%        11.21%           16.76%                     9/27/95
---------------------------------------------------------------------------------------------------------
Enhanced          Institutional         17.95%        25.44%           17.73%      2/11/91        2/11/91
 Equity          Administrative         17.63%        25.10%           17.42%                     8/21/97
---------------------------------------------------------------------------------------------------------
International     Institutional         28.62%        N/A              44.97%     12/31/97       12/31/97
 Growth
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Core Equity       Institutional         26.35%      N/A                28.08%     12/28/94       12/28/94
                 Administrative         25.84%      N/A                27.73%                     5/31/95
---------------------------------------------------------------------------------------------------------
Mid-Cap Equity    Institutional         23.18%      N/A                24.24%     12/28/94       12/28/94
---------------------------------------------------------------------------------------------------------
Value 25          Institutional         N/A         N/A                -9.48%      7/10/98        7/10/98
                        Class A         N/A         N/A               -14.79%                     7/10/98
                        Class B         N/A         N/A               -14.93%                     7/10/98
                        Class C         N/A         N/A               -11.39%                     7/10/98
---------------------------------------------------------------------------------------------------------
Structured        Institutional         29.21%      N/A                29.21%      6/30/98        6/30/98
 Emerging
 Markets
---------------------------------------------------------------------------------------------------------
Tax-Efficient     Institutional         33.39%      N/A                33.39%      6/30/98        6/30/98
 Structured
 Emerging
 Markets
---------------------------------------------------------------------------------------------------------

   * Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

  ** For all Funds listed above, Class A, Class B, Class C, Class D and Administrative Class total return presentations for periods prior to the Inception Date of a particular class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the actual sales charges (none in the case of Class D and the Administrative Class) of the newer class. The adjusted performance also reflects the higher Fund operating expenses applicable to Class A, Class B, Class C, Class D and Administrative Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by Class B and Class C (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), and may be paid by Class D (at a maximum rate of .25% per annum) and (ii) administrative fee charges associated with Class A, Class B and Class C shares (a maximum differential of .15% per annum) and Class D shares (a maximum differential of 0.40% per annum).

     The following table sets forth the average annual total return of certain classes of shares of the following Funds (each of which, except for the Tax-Efficient Equity Fund, was a series of PAF prior to its reorganization as a Fund of the Trust on January 17, 1997) for periods ended June 30, 1999. Accordingly, "Inception Date of Fund" for these Funds refers to the inception date of the PAF predecessor series. Since Class C shares were offered since the inception of each PAF series, total return presentations for periods prior to the Inception Date of the other classes (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class shares of the Tax-Efficient Equity Fund) are based on the historical performance of Class C shares, adjusted to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees and administrative fee charges. As described below, performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class Shares of the Tax-Efficient Equity Fund are based on the historical performance of Class A shares.

          Average Annual Total Return for Periods Ended June 30, 1999*

                                                                                   Since         Inception       Inception
                                                                                 Inception      Date of Fund   Date of Class
   Fund         Class***         1 Year           5 Years         10 Years        of Fund
                                                                                (Annualized)
----------------------------------------------------------------------------------------------------------------------------
Renaissance**       Class A           3.90%            21.45%         14.26%(#)        14.22%(#)     4/18/88          2/1/91
                    Class B           4.22%            21.71%         14.31%           14.26%                        5/22/95
                    Class C           8.17%            21.91%         14.05%           13.94%                        4/18/88
                    Class D          10.01%            22.84%(#)      14.91%(#)        14.80%(#)                      4/8/98
              Institutional          10.24%(#)         23.28%(#)      15.34%(#)        15.24%(#)                    12/30/97
             Administrative           9.91%(#)         22.96%(#)      15.05%(#)        14.94%(#)                     8/31/98
----------------------------------------------------------------------------------------------------------------------------
Growth              Class A          12.13%            22.65%         17.13%(#)        18.35%(#)     2/24/84        10/26/90
                    Class B          12.72%            22.93%         17.19%           18.39%                        5/23/95
                    Class C          16.76%            23.11%         16.93%           17.91%                        2/24/84
                    Class D          18.64%(#)         24.02%(#)      17.80%(#)        18.79%(#)                      4/1/99
              Institutional          19.11%(#)         24.51%(#)      18.27%(#)        19.26%(#)                      4/1/99
             Administrative          18.86%                           17.98%           18.97%
----------------------------------------------------------------------------------------------------------------------------
Target              Class A           9.33%            20.41%           N/A            18.47%       12/17/92        12/17/92
                    Class B           9.93%            20.69%           N/A            18.62%                        5/22/95
                    Class C          13.86%            20.87%           N/A            18.60%                       12/17/92
              Institutional          16.17%(#)         22.37%(#)        N/A            20.06%(#)                      4/1/99
             Administrative          15.88%(#)         22.07%(#)        N/A            19.77%(#)                      4/1/99
----------------------------------------------------------------------------------------------------------------------------
Opportunity         Class A          -1.74%            14.50%         17.18%(#)        17.08%(#)     2/24/84        12/17/90
                    Class B          -0.95%            14.72%         17.25%           17.11%                         4/1/99
                    Class C           2.36%            14.94%         16.99%           16.65%                        2/24/84
              Institutional           4.42%(#)         16.27%(#)      18.33%(#)        17.99%(#)                      4/1/99
             Administrative           4.21%(#)         15.99%(#)      18.04%(#)        17.70%(#)                      4/1/99
----------------------------------------------------------------------------------------------------------------------------
Innovation          Class A          52.48%              N/A              N/A          36.53%       12/22/94        12/22/94
                    Class B          55.17%              N/A              N/A          37.07%                        5/22/95
                    Class C          59.20%              N/A              N/A          37.21%                       12/22/94
                    Class D          61.62%              N/A              N/A          38.30%                         4/8/98
              Institutional          61.96%(#)           N/A              N/A          38.79%(#)                      3/5/99
             Administrative          61.60%(#)           N/A              N/A          38.45%(#)                     Not yet
                                                                                                                     offered
----------------------------------------------------------------------------------------------------------------------------
International**     Class A          -9.57%             3.73%          6.00%(#)         6.86%(#)     8/25/86          2/1/91
                    Class B          -9.42%             3.79%          6.06%            6.90%                        5/22/95
                    Class C          -6.01%             4.10%          5.80%            6.53%                        8/25/86
              Institutional          -3.89%(#)          5.34%(#)       7.04%(#)         7.77%(#)                     9/30/98
             Administrative          -4.43%(#)          5.01%(#)       6.74%(#)         7.48%(#)                     9/30/98
----------------------------------------------------------------------------------------------------------------------------
Precious            Class A         -11.23%           -16.83%         -6.10%(#)        -6.45%(#)    10/10/88          2/1/91
Metals**            Class B         -11.43%           -16.95%         -6.06%           -6.42%                        6/15/95
                    Class C          -7.64%           -16.63%         -6.34%           -6.72%                       10/10/88
----------------------------------------------------------------------------------------------------------------------------
Tax-Efficient       Class A            N/A                                              9.55%        7/10/98         7/10/98
Equity              Class B            N/A                                             10.10%                        7/10/98
                    Class C            N/A                                             14.10%                        7/10/98
                    Class D            N/A                                             15.90%                        7/10/98
             Institutional             N/A                                             16.35%(#)                     Not yet
             Administrative            N/A                                             16.10%                        offered
                                                                                                                     9/30/98
----------------------------------------------------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** The investment objective and policies of the Renaissance Fund and International Fund were changed effective February 1, 1992 and September 1, 1992, respectively. The investment objective and policies of the Precious Metals Fund were changed effective

November 15, 1994. Performance information for prior periods does not necessarily represent results that would have been obtained had the current investment objective and policies been in effect for all periods.

*** Class A, Class B, Class D, Institutional Class and Administrative Class total return presentations for the Funds listed for periods prior to the Inception Date of the particular class of a Fund (with the exception of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class shares of the Tax-Efficient Equity Fund) reflect the prior performance of Class C shares of the Fund, adjusted to reflect the actual sales charges (or no sales charges in the case of Class D, Institutional Class and Administrative Class shares) of the newer class. The adjusted performance also reflects any different operating expenses associated with the newer class.
These include (i) 12b-1 distribution and servicing fees, which are paid by Class C and Class B (at a maximum rate of 1.00% per annum) and Class A and the Administrative Class (at a maximum rate of .25% per annum), may be paid by Class D (at a maximum rate of .25% per annum), and are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class C charges for the Institutional and Administrative Classes (a maximum differential of .15% per annum) and higher for Class D (a maximum differential of .25% per annum). (Administrative fee charges are the same for Class A, B and C shares.) Performance presentations for periods prior to the Inception Date of Class D, Institutional Class and Administrative Class shares of the Innovation Fund, Institutional Class and Administrative Class shares of the Target Fund and Administrative Class Shares of the Tax-Efficient Equity Fund are based on the historical performance of Class A shares (which were also offered since inception of the Fund), adjusted in the manner described above.

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the former PAF series were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of a Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Growth Fund, Target Fund, Opportunity Fund and International Fund are expected to have higher total Fund operating expenses than their predecessors had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, such higher expenses have an adverse effect on total return performance for these Funds after January 17, 1997.

(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the noted Funds resulted in performance for the period shown which is higher than if the historical Class C or Class A share performance (i.e., the older class used for prior periods) were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of the older Class of shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of the older class adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower
                                                      ---
operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                 Total Return for Periods Ended June 30, 1999
            (with no adjustment for operating expenses of the noted
              classes for periods prior to their inception dates)

                                                                                     Since Inception
                                                                                         of Fund
         Fund                 Class          1 Year       5 Years       10 Years      (Annualized)
---------------------------------------------------------------------------------------------------
Renaissance                      Class A           --           --          14.12%            14.01%
                                 Class D           --        22.16%         14.16%            14.04%
                           Institutional        10.24%       22.30%         14.23%            14.10%
                          Administrative         9.72%       22.05%         14.11%            14.00%
---------------------------------------------------------------------------------------------------
Growth                           Class A           --           --          17.01%            17.97%
                           Institutional        18.10%       23.18%         16.96%            17.93%
                          Administrative        18.06%       23.17%         16.96%            17.93%
---------------------------------------------------------------------------------------------------
Target                     Institutional        15.82%       21.91%            --             19.61%
                          Administrative        15.75%       21.90%            --             19.60%
---------------------------------------------------------------------------------------------------
Opportunity                      Class A           --           --          17.06%            16.69%
                           Institutional         3.50%       15.01%         17.02%            16.67%
                          Administrative         3.50%       15.01%         17.02%            16.67%
---------------------------------------------------------------------------------------------------
Innovation                 Institutional        61.53%          --             --             38.28%
---------------------------------------------------------------------------------------------------
International                    Class A           --           --           5.87%             6.59%
                           Institutional        -4.20%        4.31%          5.90%             6.61%
                          Administrative        -4.66%        4.21%          5.85%             6.57%
---------------------------------------------------------------------------------------------------
Precious Metals                  Class A           --           --          -6.21%            -6.60%
---------------------------------------------------------------------------------------------------
Tax-Efficient Equity       Institutional           --           --             --             15.90%
---------------------------------------------------------------------------------------------------

     The following table sets forth the average annual total return of each class of shares of the Portfolios for periods ended June 30, 1999. Total return presentations for periods prior to the Inception Date of Institutional Class and Administrative Class shares are based on the historical performance of Class A shares (which were offered since the inception of the Portfolios), adjusted to reflect that there are no sales charges associated with Institutional Class and Administrative Class shares and any different operating expenses associated with these newer classes, such as lower 12b-1 distribution and servicing fees and/or administrative fee charges.

         Average Annual Total Return for Periods Ended June 30, 1999*


                                                       Since Inception    Inception      Inception
                                                        of Portfolio       Date of        Date of
      Portfolio             Class**         1 Year      (Annualized)      Portfolio        Class
----------------------------------------------------------------------------------------------------
90/10 Portfolio                 Class A      N/A                16.91%        9/30/98        9/30/98
                                Class B      N/A                18.03%                       9/30/98
                                Class C      N/A                22.03%                       9/30/98
                          Institutional      N/A                24.17%(#)                     3/1/99
                         Administrative      N/A                23.94%(#)                     3/1/99
----------------------------------------------------------------------------------------------------
60/40 Portfolio                 Class A      N/A                 9.17%        9/30/98        9/30/98
                                Class B      N/A                 9.83%                       9/30/98
                                Class C      N/A                13.82%                       9/30/98
                          Institutional      N/A                15.95%(#)                     3/1/99
                         Administrative      N/A                15.74%(#)                     3/1/99
----------------------------------------------------------------------------------------------------
30/70 Portfolio                 Class A      N/A                 2.11%        9/30/98        9/30/98
                                Class B      N/A                 1.29%                       9/30/98
                                Class C      N/A                 5.27%                       9/30/98
                          Institutional      N/A                 7.32%(#)                     3/1/99
                         Administrative      N/A                 7.12%(#)                     3/1/99
----------------------------------------------------------------------------------------------------


* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, B and C shares was deducted at the times, in the amounts, and under the terms discussed in the Retail Portfolio Prospectus.

** Institutional Class and Administrative Class total return presentations for the Portfolios for periods prior to the Inception Date of these classes reflect the prior performance of Class A shares, adjusted to reflect that there are no sales charges associated with Institutional Class and Administrative Class shares. The adjusted performance also reflects any different operating expenses associated with the newer classes. These include (i) 12b-1 distribution and servicing fees, which are the same for Class A and the Administrative Class but are not paid by the Institutional Class and (ii) administrative fee charges, which are lower than Class A charges for the Institutional and Administrative Classes (a differential of .30% per annum).


(#) Where noted, the method of adjustment used in the table above for periods prior to the Inception Date of the noted classes of the Portfolios resulted in performance for the period shown which is higher than if the historical Class A share performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the newer classes with lower operating expenses were calculated by essentially tacking to such classes' actual performance the actual performance (with adjustment for actual sales charges) of Class A shares, with their higher operating expenses, for periods prior to the initial offering date of the newer class (i.e., the total return presentations below are based, for periods prior to the Inception Date of the noted classes, on the historical performance of Class A shares adjusted to reflect the current sales charges (if any) associated with the newer class, but not reflecting lower
                                                            ---
operating expenses associated with the newer class, such as lower administrative fee charges and/or 12b-1 distribution and servicing fee charges).

                 Total Return for Periods Ended June 30, 1999
            (with no adjustment for operating expenses of the noted
              classes for periods prior to their inception dates)

                                               Since Inception
                                                of Portfolio
  Portfolio         Class**         1 Year      (Annualized)
-------------------------------------------------------------

90/10             Institutional      N/A                23.89%
 Portfolio       Administrative      N/A                23.79%
-------------------------------------------------------------
60/40             Institutional      N/A                15.11%
 Portfolio       Administrative      N/A                15.08%
-------------------------------------------------------------
30/70             Institutional      N/A                 7.08%
 Portfolio       Administrative      N/A                 6.99%
-------------------------------------------------------------


     Performance information for a Fund or Portfolio may also be compared to:
(i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Funds. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and any of the Sub-Advisers may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Advisers as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Advisers in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Funds or Portfolios, the Adviser or the Sub-Advisers, should be considered in light of the Funds' or Portfolios' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

     The total return of each class (and yield of each class in the case of the Renaissance Fund and the 30/70 Portfolio) may be used to compare the performance of each class of a Fund's or Portfolio's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

     The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

     The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated

Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

     The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

     The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

     The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

     BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

     From time to time, the Trust may use, in its advertisements or information furnished to present or prospective shareholders, data concerning the performance and ranking of certain countries' stock markets, including performance and ranking data based on annualized returns over one-, three-, five- and ten-year periods. The Trust may also use data about the portion of world equity capitalization represented by U.S. securities. As of December 31, 1998, the U.S. equity market capitalization represented approximately 40% of the equity market capitalization of all the world's markets. This compares with 52% in 1980 and 70% in 1972.

     From time to time, the Trust may use, in its advertisements and other information relating to certain of the Funds and Portfolios, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 1998 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                     Consumer Price
Period                  S&P 500    Treasury Bills         Index
------                  --------   ---------------   ---------------

1973                      -14.7           6.9               8.8
1974                      -26.5           8.0              12.2
1975                       37.2           5.8               7.0
1976                       23.8           5.0               4.8
1977                       -7.2           5.1               6.8
1978                        6.5           7.2               9.0
1979                       18.4          10.4              13.3
1980                       32.4          11.2              12.4
1981                       -4.9          14.7               8.9
1982                       21.4          10.5               3.8
1983                       22.5           8.8               3.8
1984                        6.3           9.9               3.9
1985                       32.2           7.7               3.8
1986                       18.5           6.1               1.1
1987                        5.2           5.5               4.4
1988                       16.8           6.3               4.4
1989                       31.5           8.4               4.6
1990                       -3.2           7.8               6.1
1991                       30.5           5.6               3.1
1992                        7.7           3.5               2.9
1993                       10.1           2.9               2.7
1994                        1.3           3.9               2.7
1995                       37.4           5.6               2.7
1996                       23.1           5.2               3.3
1997                       33.4           5.3               1.7
1998                       28.6           4.9               1.6
-----------------------------------------------------------------------
Cumulative Return
1973-1998               2,667.2%        478.0%            285.6%
-----------------------------------------------------------------------
Average Annual Return
1973-1998                  13.6%          7.0%              5.3%

     The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

      P//1// =  |   1- rd  |
                |   -----  |
                |    360   |

             where,
                  r = decimal yield on the bill at time t (the average of bid and ask quotes); and
                  d =  the number of days to maturity as of time t.

    Advertisements and information relating to the Target Fund may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 1998 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid-Cap Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                             Small       Mid-Size      Large
Period                     Companies    Companies    Companies
------                     ----------   ----------   ----------
1981 (2/28 -12/31)               1.8         10.6         -2.5
1982                            25.0         22.7         21.4
1983                            29.1         26.1         22.5
1984                            -7.3          1.2          6.3
1985                            31.1         36.0         32.2
1986                             5.7         16.2         18.5
1987                            -8.8         -2.0          5.2
1988                            24.9         20.9         16.8
1989                            16.2         35.6         31.5
1990                           -19.5         -5.1         -3.2
1991                            46.1         50.1         30.5
1992                            18.4         11.9          7.7
1993                            18.9         14.0         10.1
1994                            -1.8         -3.6          1.3
1995                            28.4         30.9         37.6
1996                            16.5         19.2         22.9
1997                            22.8         32.3         33.4
1998                            -2.6         19.1         28.6
---------------------------------------------------------------
Cumulative Return
2/28/81-12/31/98               710.5%     1,784.5%     1,616.9%
---------------------------------------------------------------
Average Annual Return
2/28/81-12/31/98                12.4%        17.9%        17.3%
---------------------------------------------------------------

     From time to time, the Trust may use, in its advertisements and other information relating to the Precious Metals Fund, data concerning the relevant performance and volatility of portfolios consisting of all stocks, portfolios consisting of all bonds and portfolios consisting of stocks and bonds blended with stocks of companies engaged in the extraction, processing, distribution or marketing of gold and other precious metals. The following table shows the annual returns for each calendar year from 1988 through 1998 (as well as cumulative return and average annual return for this period) for an all-stock portfolio (using the S&P 500), an all-bond portfolio (using the Ibbotson's Long-Term Corporate Bond Index), and for a hypothetical portfolio with 45% of its assets in stocks comprising the S&P 500, 45% in bonds comprising the Ibbotson's Long-Term Corporate Bond Index and 10% in stocks comprising the Philadelphia Gold & Silver Index.

         Return and Cumulative Values of Stocks, Bonds, Savings Rates
          vs. Balanced Portfolio (Assuming Rebalancing at Year-Ends)
          ----------------------------------------------------------

                                ANNUAL RETURNS
                                --------------

                  Small Co.         S&P 500         LT. Corp.
                    Stocks           Stocks           Bonds           T-Bills         Gold Index     Balanced*
                  ----------        --------        ---------         -------         ----------     ---------

1988                 22.87%          16.81%           10.70%            6.35%          -20.70%            9.03%

1989                 10.18%          31.49%           16.23%            8.37%           37.83%           26.43%

1990                -21.56%          -3.17%            6.78%            7.83%          -19.09%           -0.97%

1991                 44.63%          30.55%           19.89%            5.59%          -16.75%           21.71%

1992                 23.35%           7.67%            9.39%            3.51%          -11.75%            5.07%

1993                 20.98%           9.99%           13.17%            2.89%           85.01%           23.46%

1994                  3.11%           1.31%           -5.76%            3.90%          -17.12%           -3.12%

1995                 34.46%          37.43%           27.20%            5.60%           10.14%           29.01%

1996                 17.62%          23.07%            1.40%            5.21%           -3.05%           10.46%

1997                 22.78%          33.36%           12.95%            5.26%          -36.45%           17.19%

1998                 -7.31%          28.58%           10.76%            4.86%          -12.43%           16.46%

Standard
 Deviation           17.80%          13.34%            8.37%            1.60%           32.69%           10.35%
88-98

Cumulative
88-98                325.3%          575.6%           210.2%            78.0%           -40.8%           349.5%

Annualized
88-98                 19.0%           17.8%            10.8%             5.4%            -4.7%            12.4%

_________________________________

*Balanced:
Stocks          45%
Bonds           45%
Gold            10%
Small Co.        0%
T-Bills          0%

     From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the period beginning December 31, 1992 and ending March 31, 1999.


                               Average P/E ratio
                             --------------------

Period
Ending                 Growth Stocks   Value Stocks
------                 -------------   ------------
12/31/92                   21.76          21.40
3/31/93                    21.59          22.36
6/30/93                    20.86          21.41
9/30/93                    20.25          21.05
12/31/93                   18.33          17.84
3/31/94                    18.07          17.69
6/30/94                    16.70          16.31
9/30/94                    15.98          15.28
12/31/94                   15.98          14.97
3/31/95                    15.80          14.62
6/30/95                    16.50          14.87
9/30/95                    17.85          16.17
12/31/95                   17.91          15.82
3/31/96                    18.24          16.07
6/30/96                    18.57          15.93
9/30/96`                   18.88          15.80
12/31/96                   20.45          17.03
3/31/97                    20.28          16.78
6/30/97                    22.85          18.44
9/30/97                    23.80          19.60
12/31/97                   22.93          19.06
3/31/98                    26.46          21.32
6/30/98                    26.55          20.69
9/30/98                    25.77          19.31
12/31/98                   31.31          22.92
3/31/99                    39.46          24.33

     Advertisements and information relating to the Growth Fund may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the Renaissance Fund may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at March 31, 1999 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made at March 31, 1979.


Asset Category        March 31, 1999 Value of $10,000 Investment made at March 31, 1979
-------------------   -----------------------------------------------------------------

Growth Stocks                                  $247,076
Value Stocks                                   $231,697
Stocks                                         $126,624
Bonds                                          $ 67,584
Savings Accounts                               $ 39,985

     Advertisements and information may compare the average annual total return of the Growth, Renaissance and Innovation Funds with that of the Lipper Growth Fund Average, Lipper Equity Income Fund Average and Lipper

Science & Technology Fund Average, respectively. The Innovation Fund may also be compared to the S&P 500. The Lipper Growth Fund Average is a total-return performance average of funds that are tracked by Lipper, Inc. and have an investment objective of long-term growth. The Lipper Equity Income Fund Average is a total-return performance average of funds tracked by Lipper that have an investment objective of income and growth through investment in stocks. The Lipper Science and Technology Fund Average is a total-return performance average of funds tracked by Lipper with an investment objective of capital appreciation through investment in technology-oriented companies. None of the averages take into account sales charges. It is not possible to invest directly in the averages. The average annual total return of the Growth Fund, the Renaissance Fund, the Innovation Fund, the Lipper Growth Fund Average, the Lipper Equity Income Fund Average and the Lipper Science and Technology Fund Average are set forth below. The inception date of the Growth and Opportunity Funds is February 24, 1984. The inception date of the Innovation Fund is December 27, 1994. The inception date of the Mid-Cap Growth Fund is August 26, 1991.

                                                    Average Annual Total Return
                                                    (for periods ending 3/31/99)
                                       ------------------------------------------------------
                                                                                      Fund
                                       1 Year    3 Years    5 Years    10 Years    Inception
                                       -------   --------   --------   ---------   ----------
Growth Fund                              29.0%      27.4%      23.6%       19.4%        19.1%
Lipper Growth Fund Average               13.6%      21.7%      20.4%       16.3%        15.6%

Renaissance Fund                          5.5%      23.9%      20.7%       15.0%          --
Lipper Equity Income Fund Average         0.7%      16.9%      17.2%       13.6%          --

Innovation Fund                          68.7%      39.0%        --          --         38.3%
Lipper Science and Technology            52.3%      27.3%        --          --         27.4%
  Fund Average
S&P 500                                  18.5%      28.1%        --          --         30.0%

Opportunity Fund                           --         --         --        17.6%        16.9%
Lipper Capital Appreciation                --         --         --        13.6%        12.8%
  Fund Average

Target Fund                              12.6%      17.5%      19.0%         --         18.8%
Lipper Mid-Cap Fund                       0.2%      14.0%      15.8%         --         14.0%
  Average

Capital Appreciation Fund                  --       23.2%     `22.0%         --         18.9%
Lipper Capital Appreciation                --       15.1%      16.5%         --         14.4%
  Fund Average

Mid-Cap Growth Fund                        --       14.9%      16.8%         --         15.7%
Lipper Capital Appreciation                --       14.0%      15.8%         --         14.2%
  Fund Average

     From time to time, the Trust may use, in its advertisements and other information, data comparing the average annual total return of "Small-Caps," which are stocks represented by the Ibbotson's Small Company Stock Total Return Index, and "Large-Caps," which are stocks represented by the Ibbotson's Large Company Stock Total Return Index. Both indexes are unmanaged indexes, and it is not possible to invest directly in either index. For example, for the period from December 31, 1925 through December 31, 1998, the average annual total return of Small-Caps was 12.4%, and for Large-Caps was 11.2%.

     Advertisements and other information and other information relating to the Funds may list the annual total returns of certain asset classes during specified years. In such advertisements, the return of "Small Company Stocks" will be measured by the Russell 2000 Index of small company stocks, the returns of "Large Company Stocks" will be measured by the S&P 500, and the return of "Intermediate-Term Government Bonds" will be measured by a one-bond portfolio with a 5-year maturity as measured by Ibbotson Associates. The following table sets for the average return of these asset classes for the specified years.

                Domestic Asset Class        Annual Total Return
               ---------------------        -------------------
1990   Intermediate-Term Government Bonds       +9.7%
1991   Small Company Stocks                    +22.9%
1992   Small Company Stocks                    +31.5%
1993   Small Company Stocks                    +21.0%
1994   U.S. Treasury Bills                      +3.9%
1995   Large Company Stocks                    +37.4%
1996   Large Company Stocks                    +23.0%
1997   Large Company Stocks                    +33.4%
1998   Large Company Stocks                    +28.6%

     Advertisements and other information relating to the Innovation Fund may include information pertaining to the number of home internet subscriptions and cellular phone users and sales of personal computers.

     The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1997/1998 costs of college (using tuition and fees only) and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Funds will grow at or above the rate of growth of the cost of a college education.


Potential College Cost Table

Start             Public          Private   Start   Public    Private
Year              College         College   Year    College   College
---------------   -------------   -------   -----   -------   -------
1997              $13,015         $57,165    2005   $16,487   $72,415
1998              $13,406         $58,880    2006   $16,982   $74,587
1999              $13,808         $60,646    2007   $17,491   $76,825
2000              $14,222         $62,466    2008   $18,016   $79,130
2001              $14,649         $64,340    2009   $18,557   $81,504
2002              $15,088         $66,270    2010   $19,113   $83,949
2003              $15,541         $68,258    2011   $19,687   $86,467
2004              $16,007         $70,306    2012   $20,278   $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.

     In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1974 through 1998 was:

               Stocks:    14.9%
               Bonds:      9.9%
               T-Bills:    7.0%
               Inflation:  5.2%

     * Returns of unmanaged indexes do not reflect past or future performance of any of the Funds or Portfolios of PIMCO Funds: Multi-Manager Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 20 years from 1979 through 1998, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.91% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.00% to 28.19% over the same period. The average annual returns of each investment category* for each of the years from 1979 through 1998 is set forth in the following table.


                                  MIXED
 YEAR     STOCKS    BONDS    T-BILLS    INFLATION    PORTFOLIO
-------   -------   ------   --------   ----------   ----------

1979       18.44%   -4.18%     10.38%       13.31%        7.78%
1980       32.42%    2.61%     11.24%       12.40%       14.17%
1981       -4.91%   -0.96%     14.71%        8.94%        0.59%
1982       21.41%   43.79%     10.54%        3.87%       28.19%
1983       22.51%    4.70%      8.80%        3.80%       12.64%
1984        6.27%   16.39%      9.85%        3.95%       11.03%
1985       32.16%   30.90%      7.72%        3.77%       26.77%
1986       18.47%   19.85%      6.16%        1.13%       16.56%
1987        5.23%   -0.27%      5.46%        4.41%        3.08%
1988       16.81%   10.70%      6.35%        4.42%       12.28%
1989       31.49%   16.23%      8.37%        4.65%       20.76%
1990       -3.17%    6.87%      7.52%        6.11%        2.98%
1991       30.55%   19.79%      5.88%        3.06%       21.31%
1992        7.67%    9.39%      3.51%        2.90%        7.53%
1993       10.06%   13.17%      2.89%        2.75%        9.84%
1994        1.31%   -5.76%      3.90%        2.67%       -1.00%
1995       37.40%   27.20%      5.60%        2.70%       26.90%
1996       23.10%    1.40%      5.20%        3.30%       10.84%
1997       33.40%   12.90%      7.10%        1.70%       19.94%
1998       28.58%   10.76%      4.86%        1.61%       16.70%

      * Returns of unmanaged indexes do not reflect past or future performance of any of the Funds or Portfolios of PIMCO Funds: Multi-Manager Series. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

     The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:


Investment             Annual         Total        Total
Period              Contribution   Contribution    Saved
-----------------   ------------   ------------   --------

      30 Years           $ 1,979       $ 59,370   $200,000
      25 Years           $ 2,955       $ 73,875   $200,000
      20 Years           $ 4,559       $ 91,180   $200,000
      15 Years           $ 7,438       $111,570   $200,000
      10 Years           $13,529       $135,290   $200,000

      This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of a Fund or Portfolio of PIMCO Funds: Multi-Manager Series. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in any of the Funds or Portfolio of PIMCO
      Funds: Multi-Manager Series should be aware that certain of the Funds and Portfolios of PIMCO Funds: Multi-Manager Series have experienced and may experience in the future periods of negative growth.

     The Trust may set forth in its advertisements and other materials information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans. For example, the following table offers such information for 1998:

                                   % of Income for Individuals
                                  Aged 65 Years and Older in 1997*
                                  -------------------------------

                                   Social Security
                Year              and Pension Plans        Other
                ----              -----------------        -----
                1997                     43%                57%

  * For individuals with an annual income of at least $51,000. Other includes personal savings, earnings and other undisclosed sources of income. Source:
  Social Security Administration.

     Articles or reports which include information relating to performance, rankings and other characteristics of the Funds and Portfolios may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Funds, and may provide information relating to the Adviser and the Sub-Advisers, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Advisers who have portfolio management responsibility. From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Funds and Portfolios.

     From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Funds or Portfolios over a specified period of time and may use charts and graphs to display that growth.

     From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Advisers who assist with portfolio management and research activities on behalf of the Funds.

     Ibbotson Associates ("Ibbotson") has analyzed the risk and returns of the Funds and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Funds and series of PIMS which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Funds and series of PIMS. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Advisers nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.

Year 2000 Readiness Disclosure

     Many of the world's computer systems may be unable to correctly recognize, interpret or use dates beyond the year 1999 (the "Year 2000 Problem"). This inability might lead to significant business disruptions. PIMCO Advisors and Pacific Investment Management, which serves as sub-administrator to the Funds and Portfolios, are taking steps to ensure that their computer systems will function properly. PIMCO Advisors has designated a team of information and business professionals (the "Year 2000 Team") to address the Year 2000 Problem and has developed a written "Year 2000 Plan."

     The Year 2000 Plan consists of five general phases: Awareness, Assessment, Remediation, Testing and Implementation. The Year 2000 Plan and budget were prepared and approved by PIMCO Advisors' Management Board on July 21, 1998. During the Awareness phase, the Year 2000 Team informed the employees of the Adviser and its subsidiaries, including their highest levels of management, about the Year 2000 Problem. During the Assessment phase, the Year 2000 Team prepared an inventory of information technology ("IT") and non-IT systems used by the Adviser, its subsidiaries and Pacific Investment Management. Systems were classified as software, hardware or embedded chips. Separately, systems were also classified as mission critical or non-mission critical. As the inventory was compiled and verified, each system was preliminarily assessed for Year 2000 compliance. This preliminary assessment was made by obtaining manufacturers' representations that a given product is Year 2000 compliant or other evidence of compliance. Systems for which no such evidence can be obtained were identified as candidates for correction or replacement ("Remediation"). During the Remediation phase, software, hardware and embedded chips identified during the Assessment phase to be non-Year 2000 compliant are corrected or replaced. Necessarily, further corrections and replacements may need to be made after the Remediation phase has been completed as a result of problems identified during the Testing phase or otherwise. During the Testing phase, the Adviser performs internal testing, point-to-point testing and industry testing programs. Testing generally will be performed in order of criticality, with mission-critical systems receiving the highest priority. PIMCO Advisors does not plan to test non-mission critical systems that are not used in its business (e.g., software applications incidently installed on PCs). Several subsidiaries of the Adviser plan on participating in the Securities Industry Association industry-wide testing forum. During the Implementation phase, systems that have been tested and identified as being Year 2000 compliant are put into normal business operation and contingency plans are finalized.

     As with all investment advisers, the business operations of the Adviser, its investment advisory subsidiaries and Pacific Investment Management are heavily dependent upon a complete worldwide network of financial systems that utilize date fields. The ability of the Adviser, its investment advisory subsidiaries and Pacific Investment Management to endure any adverse effects of the transition to the Year 2000 are highly dependent upon the efforts of third parties, particularly issuers, brokers, dealers and custodians. The failure of third party organizations to resolve their own processing issues with respect to the Year 2000 Problem in a timely manner could have a material adverse effect on the Adviser's business. As of the date of this Statement of Additional Information, the management of each of the Adviser, its investment advisory subsidiaries and Pacific Investment Management believes that the transition to the Year 2000 will not have a material adverse effect on its business or operations. However, complications as yet unidentified may arise in internal or external systems or with data providers, other securities firms or institutions, issuers, counterparties or other entities or even with general economic conditions related to the Year 2000 Problem. The Year 2000 problem may be particularly acute with respect to foreign markets and securities of foreign issuers in which the Funds invest due to a potential lack of Year 2000 compliance efforts in foreign markets or by foreign companies. Although the Adviser's efforts and expenditures in connection with the Year 2000 Problem are substantial, there can be no assurances that shareholders of the Funds and Portfolios will not suffer from disruptions or adverse results arising as a consequence of the Year 2000 Problem.

Compliance Efforts Related to the Euro

     Another potential computer system problem may arise in conjunction with the recent introduction of the euro. Whether introducing the euro to financial companies' systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). All classes of shares of the Funds and Portfolios have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Fund and Portfolio separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all Funds and

Portfolios, then only shareholders of the Fund(s) or Portfolio(s) affected shall be entitled to vote on the matter. All classes of shares of a Fund or Portfolio will vote together, except with respect to the Distribution and Servicing Plan applicable to Class A, Class B or Class C shares, to the Distribution or Administrative Services Plans applicable to Administrative Class shares, to the Administration Agreement as applicable to a particular class or classes, or when a class vote is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

     To avoid potential conflicts of interest, the 90/10 Portfolio, 60/40 Portfolio and 30/70 Portfolio will vote shares of each Underlying PIMCO Fund which they own in proportion to the votes of all other shareholders in the Underlying PIMCO Fund.

Certain Ownership of Trust Shares

     As of October 5, 1999, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of each Fund and Portfolio and of the Trust as a whole. As of October 5, 1999, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Funds:

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
PIMCO Equity Income Fund

Institutional
Bank of New York Western Trust Co.                           1,457,566.558              18.71%
as Trustee for
Pacific Life Insurance Company R.I.S.P.
700 S. Flower Street, 2nd Floor
Los Angeles, California  90017

AM Castle & Co Employees Pension Plan                        1,135,389.199              14.57%
Equity Segment A/C #22-39912
P.O. Box 92956
Chicago, Illinois  60675-2956

Miter & Co.                                                    831,019.074              10.67%
C/O Marshall & Ilsley Trust Co. (Plymouth Tube)
P.O. Box 2977
Milwaukee, Wisconsin  53201

Northern Trust Company as Trustee for                          723,582.289               9.29%
Brush Wellman Inc.
P.O. Box 92956
Chicago, Illinois  60675-0001

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Bank of America NT&SA as Trustee for                           636,321.301               8.17%
Mazda Motor of America
P.O. Box 3577, Terminal Annex
Los Angeles, California  90051-1577

Administrative
First Union National Bank  **                                  630,912.392              68.25%
401 S. Tyon Street, FRB-3
CMG Fiduciary Operations Funds Group
Mail Code CMG-2-1151
Charlotte, North Carolina  28288-1151

Invesco Trust Co. TTEE                                         150,895.226              16.32%
Pasco Acquisition Inc. & Affiliates 401k Plan
P.O. Box 77405
Atlanta, Georgia  30357

Invesco Trust Co. TTEE FBO                                     106,755.707              11.55%
Lykes Retirement Savings Plan
P.O. Box 77405
Atlanta, Georgia  30357

Class A
Carn & Co. **                                                  223,467.457              19.74%
USI Insurance Services Corporation
401(k) Plan
P.O. Box 96211
Washington, D.C.  20090-6211

Merrill Lynch Pierce Fenner & Smith Inc. **                    103,035.833               9.10%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Khosrow B. Semnani                                              82,009.123               7.24%
P.O. Box 3508
Salt Lake City, Utah  84110-3508

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                    179,934.176              12.52%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Class C
Merrill Lynch Pierce Fenner & Smith Inc. **                    152,969.095              9.50%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
Charles Schwab & Co., Inc. - Reinvest **                         7,956.746            100.00%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

PIMCO Value Fund

Institutional
Pacific Life Insurance Company                               2,265,813.598             47.56%
Employee's Retirement Plan Trust
700 Newport Center Drive
Newport Beach, California 92660

CMTA-GMPP & Allied Workers Pension Trust                       632,170.416             13.27%
c/o Associated Third Party Administrator
1640 South Loop Road
Alameda, California  94502

BAC Local #19 Pension Trust                                    399,441.558              8.39%
Attn: Allied Administrators Inc.
777 Davis Street
San Francisco, California  94126-2500

Pacific Life Foundation                                        295,793.030              6.21%
Attn:  Michele Myszka
700 Newport Center Drive
Newport Beach, California  92660-6307

California Race Track Association                              287,616.098              6.04%
P.O. Box 60014
Arcadia, California  91006-6014

Class A
Teamsters Union Loc. No. 52 Pension Fund                       276,817.492             18.80%
Attn:  Dennis Vadini
3150 Chester Avenue
Cleveland, Ohio  44114

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Merrill Lynch Pierce Fenner & Smith Inc. **                    122,410.254              8.31%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                    469,808.558             19.93%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc. **                    429,817.969              8.26%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
PIMCO Advisors L.P.                                                715.391             65.20%
Attn:  Vinh Nguyen
800 Newport Center Drive
Newport Beach, California  92660

Charles Schwab & Co., Inc. - Reinvest **                           381.798             34.80%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

PIMCO Value 25 Fund

Institutional
First Presbyterian Church of Dallas                             25,510.204            100.00%
408 Park Avenue
Dallas, Texas  75201

Class A
Merrill Lynch Pierce Fenner & Smith Inc. **                    119,109.691             80.02%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Donaldson Lufkin Jenrette                                       10,712.440              7.20%
  Securities Corporation Inc.**

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
P.O. Box 2052
Jersey City, New Jersey  07303-2052

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                     15,830.188             12.66%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Bear Stearns Securities Corp.                                    6,401.256              5.13%
FBO 486-96987-14
1 MetroTech Center North
Brooklyn, New York  11201

Bear Stearns Securities Corp.                                    6,329.114              5.06%
FBO 486-21237-10
1 MetroTech Center North
Brooklyn, New York  11201

Class C
Merrill Lynch Pierce Fenner & Smith Inc. **                     37,450.990             31.30%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

First Clearing Corporation                                       9,000.000              7.52%
A/C 7174-2814
Seymour Shlomchik MD IRA
WFS as Custodian
729 Canterbury Lane
Villanova, Pennsylvania  19085

John A. Rundall Trustee                                          7,092.199              5.93%
John A. Rundall Living Trust
U/A Dated 04/11/90
FBO John A. Rundall
2654 Hollyridge Drive
Los Angeles, California  90068

BSDT CUST IRA For the Benefit of                                 6,318.344              5.28%
Howard G. Wold
1002 City Park Blvd.
Alexandria, Louisiana  71301-5113

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
PIMCO Small Cap Value Fund

Institutional
Pacific Mutual Life Insurance Company                          393,532.642             12.40%
Employee's Retirement Plan Trust
700 Newport Center Drive
Newport Beach, California 92660

Little Company Of Mary Hospital                                309,478.597              9.75%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, Pennsylvania  15230

Lucile Packard Foundation for Children                         230,162.916              7.25%
725 Welch Road
Palo Alto, California  94304

Charles Schwab & Co., Inc. Rein**                              202,674.771              6.39%
Attn:  Mutual Funds Dept
101 Montgomery Street
San Francisco, California  94104-4122

Administrative
National Financial Services Corporation for the                619,964.737             45.33%
Exclusive Benefit of Our Customers**
1 World Trade Center
200 Liberty Street
New York, New York  10281

First Union National Bank **                                   307,642.600             22.49%
1525 West WT Harris Boulevard NC 1151
Charlotte, North Carolina 28288-1151

Wells Fargo Bank TTEE FBO                                       73,618.333              5.38%
Choicemaster (First Interstate)
P. O. Box 9800 Mutual Funds
Calabasas, California  91302-9800

Class A
Merrill Lynch Pierce Fenner & Smith Inc. **                  2,226,975.286             27.96%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Norwest Bank MN NA                                             828,431.091             10.40%
Dain Rauscher Retirement Plan
#13281312 DTD 1/97
Attn:  EBS MS 0035
510 Marquette, Suite 500
Minneapolis, Minnesota  55479-0035

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                  1,410,256.142             24.12%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc. **                  1,447,431.158             20.97%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

FTC & Co. #022                                                 440,409.270              6.38%
Attn:  DATAlynx
P.O. Box 173736
Denver, Colorado  80217

PIMCO Capital Appreciation Fund

Institutional
Donaldson Lufkin & Jenrette**                                3,816,884.574             18.22%
Pershing Division
P.O. Box 2052
Jersey City, New Jersey 07303-2052

Charles Schwab & Co., Inc. - Reinvest **                     2,380,327.597             11.36%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

Administrative
Invesco Trust Company FBO                                    2,131,382.888             25.84%
Reynolds & Reynolds 401k Plan
P. O. Box 77405
Atlanta, Georgia  30357

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Certain Employee (Fidelity) **                               2,017,015.430             24.45%
100 Magetian KWIC
Covington, Kentucky  41015

New York Life Trust Company **                               1,608,830.688             19.50%
51 Madison Avenue, Room 117A
New York, New York  10010

First Union National Bank **                                 1,055,508.220             12.79%
1525 West WT Harris Boulevard NC 1151
Charlotte, North Carolina  28288-1151

National Financial Services Corporation for **                 603,438.540              7.31%
the Exclusive Benefit of Our Customers
1 World Financial Center
200 Liberty Street
New York, New York  10281

Class A
Merrill Lynch Pierce Fenner & Smith Inc. **                    687,938.566             20.85%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Carn & Co. 02087501                                            508,542.530             15.41%
American Yazaki Employee Savings
and Retirement Plan
Attn:  Mutual Funds - Star
P. O. Box 96211
Washington, D.C.  20090-6211

Wachovia Bank FBO VIT Pension Plan                             210,473.762              6.38%
Attn: Mutual Fund Department, 5th Floor
P. O. Box 27602
Richmond, Virginia  23261-7602

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                    350,674.791             17.20%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Class C
Merrill Lynch Pierce Fenner & Smith Inc. **                    369,895.046             12.76%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
Charles Schwab & Co., Inc. - Reinvest.**                        12,890.273             95.77%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

PIMCO Mid Cap Growth Fund

Institutional
Charles Schwab & Co., Inc. - Reinvest **                     6,396,732.633             24.07%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

Norwest Bank Minnesota NA Custodian FBO                      1,621,589.932              6.10%
Parkview Memorial Hospital
c/o Mutual Fund Processing
733 Marquette Avenue MS 0036
Minneapolis, Minnesota  55479-0036

Administrative
Certain Employee (Fidelity) **                               2,064,711.424             42.45%
100 Magellan KW1C
Covington, Kentucky  41015

University of South Dakota Foundation                          453,060.408              9.32%
P.O. Box 5555
Vermillion, South Dakota  57069-5555

UMB TTEE FBO Andrew Profit Sharing Trust                       400,329.702              8.23%
JP Morgan/American Century
P.O. Box 419784
Kansas City, Missouri  64141

First Union National Bank **                                   260,053.425              5.35%
1525 West WT Harris Boulevard NC 1151
Charlotte, North Carolina  28288-1151

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
New York Life Trust Company                                    257,952.033              5.30%
51 Madison Avenue
Room 117A
New York, New York  10010

Class A
Merrill Lynch Pierce Fenner & Smith Inc. **                  2,633,051.976             47.70%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                    679,591.939             19.19%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc. **                    657,998.399             15.06%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
Charles Schwab & Co., Inc. - Reinvest.**                        19,384.108             99.28%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

 PIMCO Micro Cap Growth Fund

Institutional
Charles Schwab & Co., Inc. - Reinvest.**                     2,513,470.436             22.60%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

Bost & Co. A/C DOMF 8526562                                  1,572,192.506             14.13%
Dominion Resources
Attn: Mutual Fund Operations
P.  O. Box 3198
Pittsburgh, Pennsylvania  15230-3198

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
University of Southern California                            1,054,372.511              9.78%
Treasurer's Office
University Park, BKS 402
Los Angeles, California 90089-2541

Mac & Co. A/C OBRF 3331012 FBO                                 984,714.133              8.85%
Oberlin College
Attn: Mutual Fund Operations
P.  O. Box 3198
Pittsburgh, Pennsylvania  15230-3198

Donald Lufkin & Jenrette**                                     917,973.955              8.25%
Pershing Division
P.O. Box 2052
Jersey City, New Jersey  07303

Mac & Co. A/C PNMF0550382                                      883,353.905              7.94%
Mellon Bank N.A.
Public Service of New Mexico
P. O. Box 3198
Mutual Funds Operations
Pittsburgh, Pennsylvania  15230-3198

First Bank N.A., Custodian                                     626,017.360              5.63%
Community Investment Group
St. Paul Foundation
Mutual Funds #10146497
P.O. Box 64010
St. Paul, Minnesota  55164

Administrative
Northern Trust as Trustee for                                   80,488.203             55.47%
Sunday School Board
dba LifeWay Christian Resources
P.O. Box 92956
Chicago, Illinois  60675

New York Life Trust Company **                                  58,331.052             40.20%
51 Madison Avenue, Room 117A
New York, New York  10010

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
PIMCO Small Cap Growth Fund

Institutional
The Jewish Federation of                                     1,279,573.170             20.62%
Metropolitan Chicago
One South Franklin Street, Room 625
Chicago, Illinois 60606-4609

DMNH Foundation                                                779,461.357             12.56%
2001 Colorado Blvd.
City Park
Denver, Colorado  00008-0205

Berklee College of Music, Inc.                                 595,741.955              9.60%
1140 Boylston Street
Boston, Massachusetts  02215-3693

Pacific Mutual Life Insurance Company                          565,810.463              9.12%
Employee's Retirement Plan Trust
700 Newport Center Drive
Newport Beach, California 92660

ESOR & Co. A/C 1-429-144-9                                     473,581.005              7.63%
Associated Bank Green Bay
Trust Operations Dept.
P. O. Box 19006
Green Bay, Wisconsin  54307-9006

Employees Retirement System of Jersey City                     450,434.028              7.26%
325 Palisade Avenue
Jersey City, New Jersey  07307-1714

Northern Trust TTEE FBO                                        335,793.358              5.41%
Consolidated Cigar Inc.
Master Pension Trust 22-02096
P.O. Box 92956
Chicago, Illinois  60675

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
PIMCO Core Equity Fund

Institutional
PIMCO Advisors L.P.                                             40,225.261             74.66%    *
800 Newport Center Dr., 6th Floor
Attn:  Jesse Jue
Newport Beach, California  92660

National Financial Services Corp. for                            9,149.532             16.98%
Exclusive Benefit of their Customers
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Donaldson Lufkin & Jenrette                                      3,255.072              6.04%
Pershing Division
P.O. Box 2052
Jersey City, New Jersey  07303

Administrative
PIMCO Advisors L.P.                                                461.894             60.73%
800 Newport Center Dr., 6th Floor
Attn:  Jesse Jue
Newport Beach, California  92660

National Financial Services Corp.                                  189.331             24.89%
for Exclusive Benefit of our Customers**
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Norwest Bank MN NA                                                 107.073             14.08%
FBO Hanna & Morton LLP Emp. 401K
2700 Snelling Avenue, Suite 300
Minneapolis, Minnesota  55479

PIMCO Mid Cap Equity Fund

Institutional
Pacific Mutual Life Insurance Company                          171,501.575             50.83%    *
700 Newport Center Drive
Newport Beach, California 92660

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
IFTC as Custodian for                                           85,615.824             25.38%    *
John W. Barnum
5175 Tilden Street, N.W.
Washington, D.C. 20016-1961

PIMCO Advisors L.P.                                             63,451.777             18.81%
800 Newport Center Dr., 6th Floor
Attn:  Jesse Jue
Newport Beach, California  92660

PIMCO Enhanced Equity Fund

Institutional
Pacific Mutual Life Insurance Company                        1,590,812.141             48.40%    *
Employee's Retirement Plan Trust
700 Newport Center Drive
Newport Beach, California 92660

CMTA-GMPP & Allied Workers Pension                             444,286.138             13.52%
c/o Associated Third Party Administrator
1640 South Loop Road
Alameda, California  94502

BAC Local #19 Pension Trust                                    280,723.478              8.54%
Attn: Allied Administrators Inc.
777 Davis Street
San Francisco, California  94126-2500

Pacific Life Foundation                                        207,951.688              6.33%
700 Newport Center Drive
Newport Beach, California  92660

California Race Track Association                              202,206.751              6.15%
P.O. Box 60014
Arcadia, California  91006-6014

PIMCO Target Fund

Institutional Class
90/10 Portfolio                                                 39,643.576             47.53%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
60/40 Portfolio                                                 35,683.436             42.78%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

30/70 Portfolio                                                  8,062.113              9.67%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                   1,354,497.730             15.12%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class B
Merrill Lynch Pierce Fenner & Smith Inc.**                   1,603,363.967             33.50%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                  13,286,953.110             24.74%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

PIMCO Precious Metals Fund

Class A
USA Petroleum Assurance Corp.                                  368,947.990             26.08%
30101 Agoura Ct., Suite 200
Agoura Hills, California  91301

Woodland Investments Limited                                   324,415.205             22.93%
C/O Lyle Schlyer
30101 Agoura Ct., Suite 212
Agoura Hills, California  91301

Raymond James & Associates Inc. CSDN                            89,928.058              6.36%
T. L. Cloar, Jr. IRA
3502 Grand Rock Circle
Birmingham, Alabama  35223

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                     282,022.869             12.06%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Bexhill Limited                                                147,474.898              6.30%
P.O. Box 2097 GT
Cayman Islands, BWI

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
PIMCO Renaissance Fund

Institutional Class
National Investor Services Corp.                                 7,373.786             99.05%
for the Exclusive Benefit of our Customers**
55 Water Street, 32nd Floor
New York, New York  10041

Administrative
Chase Manhattan Bank TTEE FBO                                   35,635.064            100.00%
MetLife Defined Contribution Group
770 Broadway, 10th Floor
New York, New York  10003

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                     671,345.308             14.20%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class B
Merrill Lynch Pierce Fenner & Smith Inc.**                   1,389,423.969             19.83%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                   3,387,002.663             14.15%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
National Investor Services Corp.                                 1,777.541             54.75%
for the Exclusive Benefit of our Customers
55 Water Street, 32nd Floor
New York, New York  10041

Charles Schwab & Co., Inc. - Reinvest.**                           873.795             26.91%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

                                                             Shares of                Percentage of
                                                            Beneficial            Oustanding Shares of
                                                             Ownership                 Class Owned
                                                           -------------------------------------------
PIMCO Advisors L.P.                                                595.238             18.33%
Attn:  Vinh Nguyen
800 Newport Center Drive
Newport Beach, California  92660

PIMCO Growth Fund

Institutional Class
90/10 Portfolio                                                 16,584.986             47.34%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

60/40 Portfolio                                                 14,735.848             42.06%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

30/70 Portfolio                                                  3,326.395              9.50%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

Administrative Class
Chase Bank of Texas, N.A. Trustee                              232,277.948             58.83%
1111 Fannin, 10th Floor
Houston, Texas  77002

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                     427,637.524              6.86%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class B
Merrill Lynch Pierce Fenner & Smith Inc.**                   1,126,295.317             26.02%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                   7,927,734.101                 12.45%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

PIMCO Opportunity Fund

Institutional Class                                            151,577.183                 88.55%
LaSalle Bank, N.A., Custodian
AMFAC - 408039428
P.O. Box 1443
Chicago, Illinois  60690

90/10 Portfolio                                                  9,317.505                5.44%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

Administrative Class
Chase Bank of Texas, N.A., Trustee                             175,152.501                 69.76%
1111 Fannin, 10th Floor
Houston, Texas  77002

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                     601,463.726               15.70%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

American Express Trust Company                                 375,129.190                  9.79%
FBO WESCO Distribution Inc.
Retirement Savings Plan
733 Marquette Avenue
Minneapolis, Minnesota  55402-2309

Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                   2,651,692.429                 22.08%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
PIMCO Innovation Fund

Institutional Class
Alpine Trust & Asset Management                                 19,249.701               48.38%
225 North 5th Street
Grand Junction, Colorado  81501

IFTC Custodian                                                   6,461.305               16.24%
Jay R. Jackson (IRA)
1540 Kentwood Lane
York, Pennsylvania  17403

Kuntala Sinha
10 Colonial Drive                                                3,672.889                9.23%
Upper Brookville, New York  11545

Friedmar & Co.                                                   3,055.301                7.68%
C/O The Mechanics Bank
Trust Operations Department
3170 Hilltop Mall Road
Richmond, California  94806

Robert L. Hamilton TTEE                                          2,477.246                6.23%
Under Intervivos Trust
DTD 11/14/68
800 15th Street
Bellingham, Washington  98225

IFTC Custodian                                                   2,226.575                5.60%
IRA R/O Robert L. Hamilton
800 15th Street
Bellingham, Washington  98225

Hamilton Limited Partnership                                     2,149.264                5.40%
800 15th Street
Bellingham, Washington  98225

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                   1,582,075.367               16.68%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Class B
Merrill Lynch Pierce Fenner & Smith Inc.**                   2,110,260.132             18.23%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                   2,722,148.797             15.35%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
Charles Schwab & Co., Inc. - Reinvest.**                       474,836.781             93.45%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

PIMCO International Fund

Institutional
90/10 Portfolio                                                171,402.367             47.72%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

60/40 Portfolio                                                153,234.890             42.66%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

30/70 Portfolio                                                 34,563.901              9.62%
PIMCO Funds Asset Allocation Series
800 Newport Center Drive
Newport Beach, California  92660

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                      77,519.917              5.68%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Class B
Merrill Lynch Pierce Fenner & Smith Inc.**                      91,880.510               11.71%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                     931,493.098               10.94%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

PIMCO International Growth Fund

Institutional
PIMCO Advisors L.P.                                            284,252.416               50.69%    *
Attn:  Jesse Jue
800 Newport Center Drive, 6th Floor
Newport Beach, CA  92660

Pacific Asset Management LLC                                   154,920.333               27.62%    *
700 Newport Center Drive
Newport Beach, California 92660-6307

Charles Schwab & Co., Inc. - Reinvest.**                       116,206.550               20.72%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

PIMCO Structured Emerging Markets Fund

Institutional
Rhode Island Foundation                                        895,124.811               23.83%
Attn:  Michael Jenkenson
70 Elm Street
Providence, Rhode Island  02903

Berklee College of Music, Inc.                                 526,744.087               14.02%
1140 Boylston Street
Boston, Massachusetts  02215-3693

Hartford Foundation                                            335,941.996                8.94%
159 E. Main Street
Rochester, New York  14638

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Munsen-Williams-Proctor Institute                              297,905.432                7.93%
Attn:  Anthony Spiridigloizzi
310 Genesee Street
Utica, New York  13502

The Reeves Foundation                                          268,739.950                7.15%
 115 Summit Avenue
Summit, New Jersey  07901

Deseret Mutual Retiree Med. & Life Pl. Tr.                     247,821.868                6.60%
c/o Doug Burton
60 East South Temple Street
Salt Lake City, Utah  84147

Brockton Health Corp. Endowment                                208,235.989                5.54%
Attn:  Steven Connolly
680 Centre Street
Brockton, Massachusetts  02402-3395

PIMCO Tax-Efficient Equity Fund

Administrative
Centurion Trust Company                                      1,204,669.332               76.78%    *
FBO Omnibus/Centurion Capital Management
2425 EB Camelback Road, Suite 530
Phoenix, Arizona  85016

Class A
Merrill Lynch Pierce Fenner & Smith Inc.**                      69,116.411               11.01%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

NFSC FEBO #0C8-332321                                           49,164.208                7.83%
The Robb Charitable Trust
Richard A. Robb
U/A 09/04/1990
56 Pilgrim Road
Marblehead, Massachusetts  01945-1750

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
LEWCO Securities Corp.                                          42,824.236                6.82%
FBO A/C #H10-690959-1-01
34 Exchange Place, 4th Floor
Jersey City, New Jersey  07311

Dain Rauscher Inc. FBO                                          36,701.381                5.85%
Michael G. King and Elizabeth W. King
Long Term Account JT TEN/WROS
14800 164th Place N.E.
Seattle, WA  98101

Class B
Merrill Lynch Pierce Fenner & Smith Inc.**                     151,550.195               20.68%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class C
Merrill Lynch Pierce Fenner & Smith Inc.**                     295,454.421               25.45%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

Class D
PIMCO Advisors L.P.                                                932.836              100.00%
Attn:  Vinh Nguyen
800 Newport Center Drive
Newport Beach, California  92660

PIMCO Tax-Efficient Structured Emerging Markets Fund

Institutional
Alscott Investments, LLC                                       994,743.878               16.81%
501 Baybrook Court
Boise, Idaho  83706

Rede & Company (Weyerhaeuser)                                  810,937.720               13.71%
4380 S.W. Macadam, Suite 450
Portland, Oregon  97201

Waycrosse, Inc./International Equity Fund II                   624,830.101               10.56%
P. O. Box 9300, MS 28
Minneapolis, Minnesota  55440-9300

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Ruby Trust                                                     588,903.067                9.95%
499 Park Avenue
New York, New York  10022

Charles Schwab & Co., Inc. - Reinvest.**                       539,775.231                9.12%
The Schwab Building
101 Montgomery Street
San Francisco, California 94104-4122

Alscott Investments, LLC                                       479,994.043                8.11%
501 Baybrook Court
Boise, Idaho  83706

Topaz Trust                                                    348,346.312                5.89%
499 Park Avenue
New York, New York  10022

30/70 Portfolio

Institutional
PIMCO Advisors L.P.                                              1,016.305              100.00%
Attn:  Vinh Nguyen
800 Newport Center Drive
Newport Beach, California  92660

Class A
Stuart B. Crawford & Virginia Crawford                           7,327.728               14.09%
JT TEN WROS NOT TC
4929 Whitcomb Drive
Madison, Wisconsin  53711

Donaldson Lufkin Jenrette                                        6,843.885               13.16%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, New Jersey  07303

Donaldson Lufkin Jenrette                                        5,429.257               10.44%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, New Jersey  07303

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Mei W. Quinn                                                     4,432.415                 8.52%
TOD Howard Wong and Tom E. McGrath
Subject to FDISG TOD Rules
2425 W. New Street
Blue Island, Illinois  60406

Prudential Securities Inc. FBO                                   3,199.285                 6.15%
Mrs. Eunice F. Iverson TREE
Eunice Iverson REV LIV TR
UA DTD 10/13/92
850 Novelly Drive
Reno, Nevada  89503

Charles Baumstark and Daniel Baumstark TTEES                     2,918.589                 5.61%
Hermann Lumber Company Pension Plan DTD 1/1/99
603 Market Street, P.O. Box 500
Hermann, Missouri  65041

Class B
BSDT CUST IRA                                                   23,212.938                13.29%
FBO Miriam P. Squillace
1941 E. River Road
Livingston, Montana  59047-9146

Merrill Lynch Pierce Fenner & Smith Inc. **                     23,102.853                13.23%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

A. G. Edwards & Sons, Inc. C/F                                  19,294.837                11.05%
Dr. James R. Drake
IRA Account
3004 Brownwood Drive
Chattanooga, Tennessee  37404-6309

Janney Montgomery Scott, Inc.                                   13,925.510                 7.98%
A/C 1021-6717
Joseph L. Abriola & Gloria C. Abriola JT TEN
1801 Market Street
Philadelphia, Pennsylvania  19103-1675

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
N. F. Verratti, Inc.                                             9,897.955                5.67%
Profit Sharing Plan DTD 1-1-1983
Nicholas F. Verratti, Jr. TTEE
450 Knowlton Road
Media, Pennsylvania  19063

Joseph L. Abriola (IRA)                                          8,951.303                5.13%
JMS Inc. CUST FBO
A/C 1021-6665
2 Steeplechase Lane
Blue Bell, Pennsylvania  19422-2460

Class C
John P. Bohlman TTEE                                            44,655.717                8.63%
U/A DTD Feb. 24, 1973
Bohlman Drug Store Inc. PSP
1028 Wisconsin Ave.
Boscobel, Wisconsin  53805

First Clearing Corporation                                      31,705.579                6.13%
A/C 3766-7636
Louis D. Gura IRA
WFS As Custodian
85 Dogwood Terrace
Ramsey, New Jersey  07446

90/10 Portfolio

Institutional
PIMCO Advisors L.P.                                                916.590              100.00%
Attn:  Vinh Nguyen
800 Newport Center Drive
Newport Beach, California  92660

Class A
Charles Baumstark and Daniel Baumstark TTEES                    16,469.254               24.72%
Herman Lumber Company Pension Plan DTD 1/1/99
603 Market Street, P.O. Box 500
Hermann, Missouri  65041

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
Class B
Donaldson Lufkin Jenrette                                        8,883.347                5.68%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, New Jersey  07303

60/40 Portfolio

Institutional
PIMCO Advisors L.P.                                                963.806              100.00%
Attn:  Vinh Nguyen
800 Newport Center Drive
Newport Beach, California  92660

Class A
Charles Baumstark and Daniel Baumstark TTEES                    66,763.874               30.73%
Herman Lumber Company Pension Plan DTD 1/1/99
603 Market Street, P.O. Box 500
Hermann, Missouri  65041

BSDT CUST Rollover IRA FBO                                      37,996.882               17.49%
Edmund A. Louie
1165 Corvallis Drive
San Jose, California  95120

Christine A. Dudenhoeffer &                                     14,031.800                6.46%
David C. Klos TTEE
Owensville Lumber Co., Inc. 401K Plan
FBO Plan Participants
1010 Hwy 28 West, P.O. Box 530
Owensville, Missouri  65066

Donaldson Lufkin Jenrette                                       11,430.398                5.26%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, New Jersey  07303

Class B
Merrill Lynch Pierce Fenner & Smith Inc. **                     20,201.388                5.96%
Attn:  Book Entry Department
4800 Deer Lake Drive E., Fl. 3
Jacksonville, Florida  32246-6484

                                                           Shares of                   Percentage of
                                                           Beneficial               Outstanding Shares of
                                                           Ownership                   Class Owned
                                                           -----------------------------------------------
PaineWebber For the Benefit of                                  18,601.996                5.48%
PaineWebber FBO
Elizabeth B. Stoeffler
P.O. Box 3321
Weehawken, New Jersey  07087-8154

Class C
John H. & Susan Hutchison TTEES                                 90,291.419                9.43%
Jack & Susan Hutchison Living TR
DTD 10/30/1985
2441 Bayshore Drive
Newport Beach, California  92663

Jeffrey L. E. B. Morse                                          48,758.189                5.09%
P.O. Box 127
Sextonville, Wisconsin  53584

* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

**  Shares are believed to be held only as nominee.

Custodian

     Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for assets of all Funds and Portfolios. Pursuant to a separate sub-custody agreement between IFTC and State Street Bank and Trust Company ("State Street"), State Street serves as subcustodian of the Trust for the custody of the foreign securities acquired by those Funds that invest in foreign securities. Under the agreement, State Street may hold foreign securities at its principal offices and its branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

     Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets, although the Trustees reserve the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5. No assurance can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Accountants

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent public accountants for the Funds and Portfolios. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

Transfer and Shareholder Servicing Agents

     First Data Investor Services Group, Inc., P.O. Box 9688, Providence, Rhode Island 02940, serves as the Transfer and Shareholder Servicing Agent for the Trust's Class A, Class B, Class C and Class D shares. National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, serves as the Transfer Agent for the Trust's Institutional and Administrative Class shares.

Legal Counsel

     Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

     This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

     Audited financial statements for the Funds, as of June 30, 1999, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated August 13, 1999, are incorporated by reference from the Trust's five June 30, 1999 Annual Reports. One Annual Report (the "Retail Annual Report") corresponds to the Class A, B and C Prospectus, another (the "Institutional Annual Report") corresponds to the Institutional Prospectus, another (the "Class D Annual Report") corresponds to the Class D Prospectus, another (the "Retail Portfolio Annual Report") corresponds to the Retail Portfolio Prospectus and the fifth (the "Institutional Portfolio Annual Report") corresponds to the Institutional Portfolio Prospectus. The Trust's June 30, 1999 Annual Reports were filed electronically with the SEC on September 9, 1999 (Accession No. 0001017062-99-001593).

                                   APPENDIX

                       DESCRIPTION OF SECURITIES RATINGS

     Certain of the Funds make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's or Sub-Adviser's view of their comparability to rated securities. A Fund's use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.'

     Corporate and Municipal Bond Ratings

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Corporate Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services
'
     Corporate and Municipal Bond Ratings

     Investment Grade

     AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     Speculative Grade

     Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R.:  Not rated.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Commercial Paper Rating Definitions

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated B are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

PIMCO Funds Shareholders' Guide
   for Class A, B and C Shares


November 1, 1999



This Guide relates to the mutual funds (each, a "Fund") that are series of PIMCO
Funds: Multi-Manager Series (the "MMS Trust") and PIMCO Funds: Pacific Investment Management Series (the "PIMS Trust" and, together with the MMS Trust, the "Trusts"). Unless otherwise indicated, references to the Funds include the PIMCO Funds Asset Allocation Series portfolios (the "Portfolios"). The Portfolios are so called "funds of funds" which are series of the MMS Trust. Class A, B and C shares of the MMS Trust, the PIMS Trust and the Portfolios are offered through four separate prospectuses (each, a "Retail Prospectus").

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

PIMCO Funds Distributors LLC distributes the Funds' shares. You can call PIMCO Funds Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the PIMCO Funds family. You can also visit our Web site at www.pimcofunds.com.

TABLE OF CONTENTS

How to Buy Shares...................................................   SG-3
Alternative Purchase Arrangements...................................   SG-8
Exchange Privilege..................................................  SG-22
How to Redeem.......................................................  SG-23

How to Buy Shares

     Class A, Class B and Class C shares of each Fund are continuously offered through the Trusts' principal underwriter, PIMCO Funds Distributors LLC (the "Distributor") and through other firms which have dealer agreements with the Distributor ("participating brokers") or which have agreed to act as introducing brokers for the Distributor ("introducing brokers"). The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"), the investment adviser to the Funds that are series of the MMS Trust, and an affiliate of Pacific Investment Management Company ("Pacific Investment Management"), the investment adviser to the Funds that are series of the PIMS Trust. PIMCO Advisors and Pacific Investment Management are each referred to herein as an "Adviser."

     There are two ways to purchase Class A, Class B or Class C shares: either
(i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing a PIMCO Funds account application (an "account application") with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class A, Class B and Class C shares of the Short Duration Municipal Income Fund and Class B and Class C shares of the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future.

     Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase in the case of Class A shares (the "initial sales charge alternative"), (ii) on a contingent deferred basis in the case of Class B shares (the "deferred sales charge alternative") or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the "asset based sales charge alternative"). In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge ("CDSC"). See "Alternative Purchase Arrangements." Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

     All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day's offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans, received by the Distributor prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock

Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

     Except for purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, and tax-qualified and wrap programs referred to below under "Tax-Qualified Retirement Plans" and "Alternative Purchase Arrangements--Sales at Net Asset Value," the minimum initial investment in Class A, Class B or Class C shares of any Fund is $2,500, and the minimum additional investment is $100 per Fund. For information about dealer commissions, see "Alternative Purchase Arrangements" below. Persons selling Fund shares may receive different compensation for selling Class A, Class B or Class C shares. Normally, Fund shares purchased through participating brokers are held in the investor's account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

     Investors who wish to invest in Class A, Class B or Class C shares of a Fund directly, rather than through a participating broker, may do so by opening an account with the Distributor. To open an account, an investor should complete the account application. All shareholders who open direct accounts with the Distributor will receive from the Distributor individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See "Distributions" in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker.

Purchase by Mail

     Investors who wish to invest directly may send a check payable to PIMCO Funds Distributors LLC, along with a completed application form to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

     Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

Subsequent Purchases of Shares

     Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement. Except for subsequent purchases through the PIMCO Funds Auto-Invest plan, the PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase is $100 in any Fund. All payments should be made payable to PIMCO Funds Distributors LLC and should clearly indicate the shareholder's account number. Checks should be mailed to the address above under "Purchase by Mail."

Tax-Qualified Retirement Plans

     The Distributor makes available retirement plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts established with Form 5305-SIMPLE under the Internal Revenue Code of 1986, as amended (the "Code"). These accounts include Simplified Employee Pension Plan (SEP) and Salary Reduction Simplified Employee Pension Plan (SAR/SEP) IRA and SIMPLE IRA accounts and prototype documents. In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This type of plan is available to employees of certain non-profit organizations.

     The Distributor also makes available prototype documents for establishing Money Purchase and/or Profit Sharing Plans and 401(k) Retirement Savings Plans. These prototype plans require certain minimum per participant account sizes and certain minimum aggregate investments in the Trust, and are subject to the small account fees described below that will apply to other plans. Investors should call the Distributor at 1-800-426-0107 for further information about these plans and should consult with their own tax advisers before establishing any retirement plan. Investors who maintain their accounts with participating brokers should consult their broker about similar types of accounts that may be offered through the broker. The minimum initial investment for all tax-qualified plans (except for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs) is $1,000 per Fund and the minimum subsequent investment is $100. The minimum initial investment for employer-sponsored plans, SIMPLE IRAs, SEPs and SAR/SEPs and the minimum subsequent investment per Fund for all such plans is $50.

PIMCO Funds Auto-Invest

     The PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder's account with the Trust by means of automatic transfers of a designated amount from the shareholder's bank account. The minimum investment for eligibility in the PIMCO Funds Auto-Invest plan is $1,000 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker.

PIMCO Funds Auto-Exchange

     The PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder's account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

     Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $1,000 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

     Further information regarding the PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. For more information on exchanges, see "Exchange Privilege."

PIMCO Funds Fund Link

     PIMCO Funds Fund Link ("Fund Link") connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under "How to Redeem." Purchase transactions are effected by electronic funds transfers from the shareholder's account at a U.S. bank or other financial institution that is an Automated Clearing House ("ACH") member. Investors may use Fund Link to make subsequent purchases of shares in amounts from $50 to $10,000. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by First Data Investor Services Group, Inc. (the "Transfer Agent"), the Funds' transfer agent for
Class A, B and C shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

     Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See "Signature Guarantee" below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker "street name" accounts.


Signature Guarantee

     When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations and clearing agencies (each an "Eligible Guarantor Institution"). The Distributor reserves the right to reject any signature guarantee pursuant to its written signature guarantee standards or procedures, which may be revised in the future to permit it to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented Retail Prospectus.

Account Registration Changes

     Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See "Signature
Guarantee" above. All correspondence must include the account number and must be sent to:

     PIMCO Funds Distributors LLC
     P.O. Box 9688
     Providence, RI  02940-0926

Small Account Fee

     Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund's administrator) will automatically be deducted from direct Fund accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500 except for Uniform Gift to Minors, IRA, Roth IRA and Auto-Invest accounts, for which the limit is $1,000. The fee also applies to employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs and SAR/SEPs. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder's Fund accounts is at least $50,000. No small account fee will be charged to employee and employee-related accounts of PIMCO Advisors and/or its affiliates.

Minimum Account Size

     Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the amount necessary to open the type of account involved. If your balance for any Fund is below such minimum for three months or longer, the applicable Fund's administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving you 60 days in which to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of your Fund shares or if the aggregate value of all your accounts in PIMCO Funds exceeds $50,000.


Alternative Purchase Arrangements

     The Funds offer investors Class A, Class B and Class C shares in the applicable Retail Prospectus. Class A, B and C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Through separate prospectuses, certain of the Funds currently offer up to three additional classes of shares in the United States: Class D, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class and Administrative Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Class D, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B and Class C shares. As a result of lower sales charges and/or operating expenses, Class D, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B or Class C shares. Certain Funds also offer up to two additional classes of shares that are offered only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Institutional and Administrative Class shares) or the Distributor at 1-888-87-PIMCO (for Class D shares).

     The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares to Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Class A The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See "Initial Sales Charge Alternative-- Class A Shares--Class A Deferred Sales Charge" below.

Class B Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after the shares have been held for seven years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See "Deferred Sales Charge Alternative--Class B Shares" below. Class B shares are not available for purchase by employer sponsored retirement plans.

Class C Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year and are subject to only a 1% CDSC during the first year. However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See "Asset Based Sales Charge Alternative--Class C Shares" below.

     In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally "Initial Sales Charge Alternative--Class A Shares" and "Waiver of Contingent Deferred Sales Charges" below.

     The maximum single purchase of Class B shares of a Fund is $249,999. The maximum single purchase of Class C shares of a Fund is $999,999. The Funds may refuse any order to purchase shares.

     For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B and Class C shares, see "Distributor and Distribution and Servicing Plans" below.

Waiver of Contingent Deferred Sales Charges The CDSC applicable to Class A and Class C shares is currently waived for (i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or disability; (ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan; (iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA (with the exception of a Roth IRA); (iv) any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA (with the exception of a Roth IRA); (vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan; (vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, PIMCO Advisors or Pacific Investment Management;
(viii) redemptions effected pursuant to a Fund's right to involuntarily redeem a shareholder's Fund account if the aggregate net asset value of shares held in such shareholder's account is less than a minimum account size specified in such Fund's prospectus; (ix) involuntary redemptions caused by operation of law; (x) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction; (xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases; (xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases; (xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution; (xiv) a redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor; or (xv) a redemption by a holder of Class A shares where the participating broker or dealer involved in the purchase of such shares waived the commission it normally would receive from the Distributor in connection with such purchase pursuant to an agreement with the Distributor.

     The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases: (a) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older; (b) involuntary redemptions caused by operation of law; (c) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(d) following death or disability (as defined in the Code) of a shareholder (including one who owns the shares as joint tenant with his or her spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; and (e) up to 10% per year of the value of a Fund account which (i) has a value of at least $10,000 at the start of such year and (ii) is subject to an Automatic Withdrawal Plan. See "How to Redeem--Automatic Withdrawal Plan."

     The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians' certificates, etc.

Initial Sales Charge Alternative--Class A Shares

     Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under "Class A Deferred Sales Charge," certain investors that purchase $1,000,000 or more of any Fund's Class A shares (and thus pay no initial sales charge) may be subject to a 1% CDSC if they redeem such shares during the first 18 months after their purchase.

                    Initial Sales Charge -- Class A Shares

PIMCO Growth, Target, Opportunity, Capital Appreciation, Mid-Cap Growth, Small-Cap Growth, Equity Income, Renaissance, Value, Value 25, Small-Cap Value, Tax-Efficient Equity, International, Innovation and Precious Metals Funds, and PIMCO Funds Asset Allocation Series -- 90/10 and 40/60 Portfolios

Amount of Purchase       Sales Charge as % of Net    Sales Charge as % of Public     Discount or Commission to
                         Amount Invested             Offering Price                  dealers as % of Public Offering
                                                                                     Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             5.82%                       5.50%                           4.75%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.71%                       4.50%                           4.00%
--------------------------------------------------------------------------------------------------------------------
$100,000 - 249,999       3.63%                       3.50%                           3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                       2.50%                           2.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                       2.00%                           1.75%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 +             0.00%/(1)/                  0.00%/(1)/                      0.75%/(2)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Funds Asset Allocation Series -- 30/70 Portfolio

Amount of Purchase       Sales Charge as % of Net    Sales Charge as % of Public    Discount or Commission to
                         Amount Invested             Offering Price                 dealers as % of Public Offering
                                                                                    Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             4.71%                       4.50%                          4.00%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.17%                       4.00%                          3.50%
--------------------------------------------------------------------------------------------------------------------
$100,000 - 249,999       3.63%                       3.50%                          3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                       2.50%                          2.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                       2.00%                          1.75%
--------------------------------------------------------------------------------------------------------------------
$1,000,000 +             0.00%/(1)/                  0.00%/(1)/                     0.50%/(2)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Total Return, High Yield, Long-Term U.S. Government, Global Bond II, Foreign Bond, Emerging Markets Bond, Strategic Balanced and Convertible Bond Funds

Amount of Purchase       Sales Charge as % of Net    Sales Charge as % of Public    Discount or Commission to
                         Amount Invested             Offering Price                 dealers as % of Public Offering
                                                                                    Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             4.71%                       4.50%                          4.00%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        4.17%                       4.00%                          3.50%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      3.63%                       3.50%                          3.00%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      2.56%                       2.50%                          2.00%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      2.04%                       2.00%                          1.75%
--------------------------------------------------------------------------------------------------------------------
$1,000,000+              0.00%/(1)/                  0.00%/(1)/                     0.50%/(3)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds

Amount of Purchase       Sales Charge as % of Net    Sales Charge as % of Public    Discount or Commission to
                         Amount Invested             Offering Price                 dealers as % of Public Offering
                                                                                    Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                       3.00%                          2.50%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.56%                       2.50%                          2.00%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      2.04%                       2.00%                          1.75%
--------------------------------------------------------------------------------------------------------------------
$250,000 - $499,999      1.52%                       1.50%                          1.25%
--------------------------------------------------------------------------------------------------------------------
$500,000 - $999,999      1.27%                       1.25%                          1.00%
--------------------------------------------------------------------------------------------------------------------
$1,000,000+              0.00%/(1)/                  0.00%/(1)/                     0.50%/(3)/
--------------------------------------------------------------------------------------------------------------------

PIMCO Short-Term Fund

Amount of Purchase       Sales Charge as % of Net    Sales Charge as % of Public    Discount or Commission to
                         Amount Invested             Offering Price                 dealers as % of Public Offering
                                                                                    Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             2.04%                       2.00%                          1.75%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        1.78%                       1.75%                          1.50%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      1.52%                       1.50%                          1.25%
--------------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                  0.00%/(1)/                     0.25%/(3)/
--------------------------------------------------------------------------------------------------------------------

PIMCO California and New York Intermediate Bond Funds

Amount of Purchase       Sales Charge as % of Net    Sales Charge as % of Public    Discount or Commission to
                         Amount Invested             Offering Price                 dealers as % of Public Offering
                                                                                    Price
--------------------------------------------------------------------------------------------------------------------
$0 - $49,999             3.09%                       3.00%                          2.75%
--------------------------------------------------------------------------------------------------------------------
$50,000 - $99,999        2.04%                       2.00%                          1.75%
--------------------------------------------------------------------------------------------------------------------
$100,000 - $249,999      2.01%                       1.00%                          0.90%
--------------------------------------------------------------------------------------------------------------------
$250,000+                0.00%/(1)/                  0.00%/(1)/                     0.25%/(4)/
--------------------------------------------------------------------------------------------------------------------


1. As shown, investors that purchase more than $1,000,000 of any Fund's Class A shares ($250,000 in the case of the PIMCO Short-Term Fund) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Money Market, California Intermediate Bond and New York Intermediate Bond Funds, purchasers of $1,000,000 or more ($250,000 in the case of the PIMCO Short-Term Fund) of Class A shares (other than those purchasers described below under "Sales at Net Asset Value" where no commission is paid) will be subject to a CDSC of 1% if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under "Waiver of Contingent Deferred Sales Charges" above. See "Class A Deferred Sales Charge" below.

2. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value" below) of each of these Funds and the Portfolios (except for the 30/70 Portfolio) according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25%
     of amounts over $5,000,000; and of the 30/70 Portfolio according to the following schedule: 0.50% of the first $2,000,000, and 0.25% of amounts over $2,000,000.

3. The Distributor will pay a commission to dealers who sell amounts of $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more of Class A shares (or who sell Class A shares at net asset value to certain employer-sponsored plans as outlined in "Sales at Net Asset Value") of each of these Funds except for the PIMCO Money Market Fund (for which no payment is made) and the PIMCO Short-Term and Short Duration Municipal Income Funds, according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000; and 0.25% of sales of Class A shares of the PIMCO Short-Term and Short Duration Municipal Income Funds in excess of $250,000.

4. The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the PIMCO California Intermediate Bond and New York Intermediate Bond Funds at an annual rate of 0.25%, to be paid in quarterly installments.

     Each Fund receives the entire net asset value of its Class A shares purchased by investors. The Distributor receives the sales charge shown above less any applicable discount or commission "reallowed" to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. From time to time, the Distributor, its parent and/or its affiliates may make additional payments to one or more participating brokers based upon factors such as the level of sales or the length of time clients' assets have remained in the Trust.

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

     Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

Combined Purchase Privilege Investors may qualify for a reduced sales charge by combining purchases of the Class A shares of one or more Funds which offer Class A shares (together, "eligible PIMCO Funds") into a "single purchase," if the resulting purchase totals at least $50,000. The term single purchase refers to:

     (i) a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the eligible PIMCO Funds for his, her or their own account;

     (ii) single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

     (iii) a single purchase for the employee benefit plans of a single employer.

     For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation) A purchase of additional Class A shares of any eligible PIMCO Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

     (i)    the investor's current purchase;

     (ii) the value (at the close of business on the day of the current purchase) of all Class A shares of any eligible PIMCO Fund held by the investor computed at the maximum offering price; and

     (iii) the value of all shares described in paragraph (ii) owned by another shareholder eligible to be combined with the investor's purchase into a "single purchase" as defined above under "Combined Purchase Privilege."

     For example, if you owned Class A shares of the PIMCO Equity Income Fund worth $25,000 at the current maximum offering price and wished to purchase Class A shares of the PIMCO Growth Fund worth an additional $30,000, the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PIMCO Growth Fund, rather than the 5.50% rate.

Letter of Intent An investor may also obtain a reduced sales charge by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any eligible PIMCO Fund(s) other than the PIMCO Money Market Fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter. At the investor's option, a Letter of Intent may include purchases of Class A shares of any eligible PIMCO Fund (other than the PIMCO Money Market Fund) made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the eligible PIMCO Funds under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Fund (other than the PIMCO Money Market Fund), you and your spouse each purchase Class A shares of the PIMCO Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Funds (other than the PIMCO Money Market Fund) to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the PIMCO Money Market, Short-Term, Low Duration, Real Return Bond, Short Duration Municipal Income, Municipal Bond and StocksPLUS Funds).

     A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional eligible PIMCO Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

     If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Reinstatement Privilege A Class A shareholder who has caused any or all of his shares (other than PIMCO Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any eligible PIMCO Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See "How Net Asset Value is Determined" in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor's broker.

Sales at Net Asset Value Each Fund may sell its Class A shares at net asset value without a sales charge to (a) current or retired officers, trustees, directors or employees of either Trust, PIMCO Advisors, Pacific Investment Management or the Distributor, affiliates of PIMCO Advisors, Pacific Investment Management or the Distributor, a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale, (b) current registered representatives and other full-time employees of participating brokers or such persons' spouses or for trust or custodial accounts for their minor children,
(c) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs (with the exception of Roth IRAs), (d) participants investing through accounts known as "wrap accounts" established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services, (e) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor has an agreement for the use of a Fund in particular investment products or programs,
(f) accounts for which a trust company affiliated with the Trust or the Fund's Adviser serves as trustee or custodian, and (g) former Class A, Class B and Class C shareholders of the former PIMCO Emerging Markets Fund and PIMCO International Developed Fund (the "Former Funds") who had all of their shares in such Former Fund redeemed in connection with reorganization transactions (the "April Transactions") involving these Funds on April 30, 1999; provided, however, that this waiver applies only until the close of business on December 31, 1999 and, for each such former shareholder, only with respect to a single purchase transaction involving the investment in one or more Funds of some or all of the redemption proceeds received by the shareholder in connection with the April Transactions. As described above, the Distributor will not pay any initial commission to dealers upon the sale of Class A shares to the purchasers described in this paragraph except for sales to purchasers described under (c) in this paragraph.

Notification of Distributor An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount. Upon such notification, the investor will receive the lowest applicable sales charge. The quantity discounts described above may be modified or terminated at any time.

Class A Deferred Sales Charge For all Funds, except the PIMCO Money Market, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, investors who purchase $1,000,000 ($250,000 in the case of the PIMCO Short-Term Fund) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC (the "Class A CDSC") if such shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply to investors purchasing $1,000,000 ($250,000 in the case of the PIMCO Short-Term and Short Duration Municipal Income Funds) or more of any Fund's Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under "Sales at Net Asset Value" above.

     For purchases subject to the Class A CDSC, a 1% CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that Class A shares acquired through the reinvestment of dividends and distributions are redeemed first, and thereafter that Class A shares that have been held by an investor for the longest period of time are redeemed first.

     The Class A CDSC does not apply to Class A shares of the PIMCO Money Market, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds but, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 ($250,000 in the case of the PIMCO Short-Term and Short Duration Municipal Income Funds) or more) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

     The Class A CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class A
CDSC, call the Distributor at 1-800-426-0107.

Participating Brokers Investment dealers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. This Guide and the Retail Prospectuses should be read in connection with such firms' material regarding their fees and services.

Deferred Sales Charge Alternative--Class B Shares

     Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor's purchase payment will be invested in shares of the Fund(s) selected. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC.

     Class B shares of the PIMCO Short-Term Fund and the PIMCO Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See "Exchange Privilege" below. Class B shares are not available for purchase by employer sponsored retirement plans.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     Years Since Purchase              Percentage Contingent
     Payment was Made                  Deferred Sales Charge
     ----------------                  ---------------------
     First                                      5
     Second                                     4
     Third                                      3
     Fourth                                     3
     Fifth                                      2
     Sixth                                      1
     Seventh                                    0*


      * After the seventh year, Class B shares convert into Class A shares as described below.

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which a redemption is made is the earliest purchase payment from which a redemption or exchange has not already been fully effected.

     The following example will illustrate the operation of the Class B CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

     Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of each Fund automatically convert into Class A shares after they have been held for seven years.

     For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to .50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class B CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements --Waiver of Contingent Deferred Sales Charges." For more information about the Class B
CDSC, call the Distributor at 1-800-426-0107.

Asset Based Sales Charge Alternative--Class C Shares

     Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor's account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor's purchase payments are invested in shares of the Fund(s) selected.

     Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

     Years Since Purchase                Percentage Contingent
     Payment was Made                    Deferred Sales Charge
     ----------------                    ---------------------
     First                                          1
     Thereafter                                     0

     In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment (from which a redemption or exchange has not already been effected).

     The following example will illustrate the operation of the Class C CDSC:

     Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor's account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor's account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

     In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class C shares in the shareholder's account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

     Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing .75% distribution fees and .25% servicing fees) of the purchase amount for all Funds, except the Money Market, Short-Term Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds. For the PIMCO Low Duration, Real Return Bond, Municipal Bond and StocksPLUS Funds, the Distributor expects to make payments of .75% (representing .50% distribution fees and .25% service fees); for the PIMCO Short-Term Fund, the Distributor expects to make payments of .55% (representing .30% distribution fees and .25% service fees); and for the PIMCO Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to .50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

     The Class C CDSC is currently waived in connection with certain redemptions as described above under "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges." For more information about the Class C
CDSC, contact the Distributor at 1-800-426-0107.


Exchange Privilege

     Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors, a shareholder may exchange Class A, Class B and Class C shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values (except that a sales charge will apply on exchanges of Class A shares of the PIMCO Money Market Fund on which no sales charge was paid at the time of purchase.) Class A shares of the PIMCO Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no exchange fees or charges. All exchanges are subject to the $2,500 minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

     Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See "How to Buy Shares--Signature Guarantee." Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays). The Trusts reserve the right to refuse exchange purchases if, in the judgment of the Fund's Adviser, the purchase would adversely affect the Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund.

     Currently, each Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trusts have the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trusts have no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days' advance notice to shareholders of any termination or material modification of the exchange privilege. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

     With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment attributable to capital appreciation and/or reinvested dividends or capital gains distributions will be exchanged first, and thereafter any portions exchanged will be from the earliest investment made in the Fund from which the exchange was made. Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

     Investors may also select the PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see "How to Buy Shares--PIMCO Funds Auto-Exchange" above.


How to Redeem

     Class A, Class B or Class C shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts), or through an Automatic Withdrawal Plan or PIMCO Funds Fund Link.

     A CDSC may apply to a redemption of Class A, Class B or Class C shares. See "Alternative Purchase Arrangements" above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Direct Redemption

     A shareholder's original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

     Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.


Written Requests

     To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9688, Providence, RI 02940-0926.

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent's records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under "How to Buy Shares--Signature Guarantee";

(3) any share certificates issued for any of the shares to be redeemed (see "Certificated Shares" below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

     Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent's records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

     Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See "How to Buy Shares--Signature Guarantee." Telephone redemptions will not be accepted during the 30-day period following any change in an account's record address. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

     By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller's telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

     A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent's records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New

York Stock Exchange, the redemption is effected on the following Trust business day at that day's net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under "Written Requests" above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

     If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under "Telephone Redemptions," the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

     Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See "How to Buy Shares--Signature Guarantee." See "How to Buy Shares--PIMCO Funds Fund Link" for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

PIMCO Funds Automated Telephone System

     PIMCO Funds Automated Telephone System ("ATS") is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after you obtain a Personal Identification Number
(PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares.   You may purchase shares in amounts up to $100,000 by
telephone by calling 1-800-223-2413. You must have established ATS privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.   With the PIMCO Funds Exchange Privilege, you can exchange
shares automatically by telephone from your Fund Link Account to another PIMCO Funds account you have already established by calling 1-800-223-2413. Please refer to "Exchange Privilege" for details.

Redemptions.   You may redeem shares by telephone automatically by calling 1-
800-223-2413 and the Fund will send the proceeds directly to your Fund bank account. Please refer to "How to Redeem" for details.

Expedited Wire Transfer Redemptions

     If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to 7 days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner's broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder's bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to PIMCO Funds Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See "How to Buy Shares--Signature Guarantee." This redemption option does not apply to shares held in broker "street name" accounts. Shareholders whose shares are held in broker "street name" accounts must redeem through their broker.

Certificated Shares

     To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under "How to Buy Shares--Signature Guarantee." Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians ("institutional account owners"). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

     An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See "How to Buy Shares-- Signature Guarantee." Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See "Alternative Purchase Arrangements--Waiver of Contingent Deferred Sales Charges."

     Redemptions for the purpose of withdrawals are ordinarily made on the business day preceding the day of payment at that day's closing net asset value and checks are mailed on the day of payment selected by the shareholder. The Transfer Agent may accelerate the redemption and check mailing date by one day to avoid weekend delays. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

     Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemptions In Kind

     Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of First Amended and Restated Bylaws (4)

               (2)  Amendment to First Amended and Restated Bylaws (15)

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (4)

          (d)  (1) (i)    Form of Amended and Restated Investment Advisory
                          Agreement (4)

                   (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (iii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund
                          (10)

                   (iv) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio, and PIMCO Funds Asset Allocation Series -30/70 Portfolio (9)

                   (v) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Mega-Cap Fund (13)

                   (vi) Form of Addendum to Amended and Restated Investment Advisory Agreement to add the PIMCO Global Innovation, NFJ Value, NFJ Equity Income, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

               (2) (i) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group (4)

                   (ii) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add PIMCO Value 25 Fund and PIMCO Hard Assets Fund (10)

                   (iii) Form of Addendum to Portfolio Management Agreement with NFJ Investment Group to add the NFJ Value and NFJ Equity Income Funds, to be filed by amendment.

                   (iv) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management (4)

                   (v) Form of Addendum to Portfolio Management Agreement with Cadence Capital Management to add PIMCO Mega-Cap Fund (13)

                   (vi) Form of Addendum to Portfolio Management Agreement with Cadence Capital Management to add Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (vii) Form of Portfolio Management Agreement, as amended, with Parametric Portfolio Associates (4)

                   (viii) Form of Addendum to Portfolio Management Agreement
                          with Parametric Portfolio Associates to add PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                         (ix) Form of Addendum to Portfolio Management Agreement with Parametric Portfolio Associates to add PIMCO Tax-Efficient Equity Fund (10)

                         (x) Form of Portfolio Management Agreement with Blairlogie Capital Management (13)

                         (xi) Form of Amended and Restated Portfolio Management Agreement with Columbus Circle Investors (4)

                         (xii) Form of Addendum to Portfolio Management Agreement with Columbus Circle Investors to add PIMCO International Growth Fund (6)

                         (xiii) Form of Portfolio Management Agreement with Van
                                Eck Associates Corporation (4)

              (e)  (1)  Amended Distribution Contract (4)

                   (2) Form of Amended and Restated Distribution Contract (to add Class D shares) (7)

                   (3)  Form of Addendum to Distribution Contract to add
                        PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (4)  Form of Addendum to Distribution Contract to add
                        PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund (10)

                   (5)  Form of Addendum to Distribution Contract to add
                        PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (9)

                   (6) Form of Supplement to Distribution Contract to add PIMCO Mega-Cap Fund (13)

                   (7) Form of Supplement to Distribution Contract to add the PIMCO Global Innovation, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

              (f)       Not Applicable

              (g)  (1)  Form of Custody and Investment Accounting Agreement with
                        Investors Fiduciary Trust Company (13)

              (h)  (1)  Form of Amended Administration Agreement between the
                        Trust and PIMCO Advisors L.P. (4)

                   (2) Form of Amended and Restated Administration Agreement (to include Class D shares ) between the Trust and PIMCO Advisors L.P. (7)


                   (3) Form of Amendment No. 1 to Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (14)


                   (4) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (5) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (6)  Form of Agency Agreement and Addenda (1)

                   (7)  Form of Addendum to Agency Agreement (4)

                   (8)  Form of Assignment of Agency Agreement (4)

                   (9)  Form of Addendum to Agency Agreement (6)

                   (10) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, to be filed by amendment.

                        (i) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc., filed herewith.

                   (11) Form of Service Plan for Institutional Services Shares
                        (6)

                   (12) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)


              (j)  (1)  Consent of PricewaterhouseCoopers LLP. (14)

                        (i)  Letter dated October 26, 1999 from
                             PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (o)       Form of Amended and Restated Multi-Class Plan (7)

              (p)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

--------------------
1 Included in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.

9 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

13. Included in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on May 25, 1999.

14. Included in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 29, 1999.

15. Included in Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on December 14, 1999.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification

     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 27. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.

                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Walter E. Auch, Sr.  Member of Management Board    Management Consultant;
                                                   Director, Fort Dearborn Fund,
                                                   Shearson VIP Fund, Shearson
                                                   Advisors Fund, Shearson TRAK
                                                   Fund, Banyan Land Trust,
                                                   Banyan Land Fund II, Banyan
                                                   Mortgage Fund, Allied
                                                   Healthcare Products, Inc.,
                                                   First Western Inc., DHR Group
                                                   and Geotech Industries.

William R. Benz      Member of Management Board    See Pacific Investment
                                                   Management Company.

David B. Breed       Member of Management Board    Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.; Managing Director and
                                                   Chief Executive Officer,
                                                   Cadence Capital Management.


Kenneth W. Corba     Member of Management Board.   None.
                     Managing Director and Chief
                     Investment Officer of
                     PIMCO Equity Advisors.
William D. Cvengros  Chief Executive Officer       Trustee and Chairman of the
                     and President, Member of      Trust; Director, PIMCO Funds
                     Management Board              Distributors LLC;
                                                   Director, PIMCO Funds
                                                   Advertising Agency; Director,
                                                   President and Chief Executive
                                                   Officer, Thomson Advisory
                                                   Group, Inc.


Walter B. Gerken     Chairman and Member of        Director, Mullin Consulting
                     Management Board              Inc Director, Executive
                                                   Services Corps. of Southern
                                                   California.

Colin Glinsman       Member of Management          Managing Director,
                     Board                         Oppenheimer Capital.

William H. Gross     Operating Board               Director and Managing
                     and Equity Board              Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Senior Vice
                                                   President, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, PIMCO Variable
                                                   Insurance Trust; Director and
                                                   Vice President, StocksPLUS
                                                   Management, Inc.; Member of
                                                   PIMCO Partners LLC.

Brent R. Harris      Member of Management Board    Director and Managing
                                                   Director, PIMCO Management,
                                                   Inc.; Managing Director,
                                                   Pacific Investment Management
                                                   Company; Director and Vice
                                                   President,

                                                         StocksPLUS Management,
                                                         Inc.; Chairman of the
                                                         Board and Trustee,
                                                         PIMCO Funds: Pacific
                                                         Investment Management
                                                         Series, PIMCO Variable
                                                         Insurance Trust and
                                                         PIMCO Commercial
                                                         Mortgage Securities
                                                         Trust, Inc.; Member of
                                                         PIMCO Partners LLC.

Donald R. Kurtz           Member of Management Board     Donald R. Kurtz Member
                                                         of Management Board
                                                         Formerly, Vice
                                                         President of Internal
                                                         Asset Management,
                                                         General Motors
                                                         Investment Management
                                                         Corp.; Director,
                                                         Thomson Advisory Group
                                                         L.P.

George A. Long            Member of Management Board     Chairman and Chief
                                                         Executive Officer of
                                                         Oppenheimer Capital.


James McCaughan           Member of Management Board     Chief Executive
                                                         Officer, Oppenheimer
                                                         Capital


James F. McIntosh         Member of Management Board     Executive Director,
                                                         Allen Matkins, Leck,
                                                         Gamble & Mallory LLP.
                                                         Formerly, Director,
                                                         Pacific Investment
                                                         Management Company.

Kenneth H. Mortenson      Member of Management Board     Managing Director of
                                                         Oppenheimer Capital.

William F. Podlich, III   Member of Management Board     Director and Managing
                                                         Director, PIMCO
                                                         Management, Inc.;
                                                         Managing Director,
                                                         Pacific Investment
                                                         Management Company;
                                                         Vice President, PIMCO
                                                         Commercial Mortgage
                                                         Securities Trust, Inc.;
                                                         Member of PIMCO
                                                         Partners LLC.

William C. Powers         Member of Management           See Pacific Investment
                          Board                          Management Company.


Glenn S. Schafer          Member of Management           Board President and
                          Board                          Director, Pacific
                                                         Mutual Holding Company,
                                                         Pacific LifeCorp,
                                                         Pacific Life Insurance
                                                         Company, Pacific
                                                         Financial Asset
                                                         Management Corp.,
                                                         PMRealty Advisors,
                                                         Inc.; Director, Pacific
                                                         Mutual Distributors,
                                                         Inc., Mutual Service
                                                         Corporation,
                                                         UnitedPlanners' Group,
                                                         Inc., Thomson Advisory
                                                         Group.

Thomas C. Sutton     Member of Management Board    Chairman, Chief Executive
                                                   Officer and Director, Pacific
                                                   William S. Thomson, Jr.
                                                   Mutual Holding Company,
                                                   Pacific LifeCorp, Pacific
                                                   Life Insurance Company,
                                                   Pacific Financial Asset
                                                   Management Corp.; Director,
                                                   Pacific Mutual Distributors,
                                                   Inc., Mutual Service
                                                   Corporation, United Planners'
                                                   Group, Inc., PMRealty
                                                   Advisors, Inc.


William S. Thompson, Member of Management Board;   Director, Managing Director
Jr.                  Chairman, Executive           and Chief Executive Committee
                     Committee                     Fitzgerald Officer, PIMCO
                                                   Management, Inc.; Chief
                                                   Executive Officer and
                                                   Managing Director, Pacific
                                                   Investment Management
                                                   Company; Member, President
                                                   and Chief Executive Officer,
                                                   PIMCO Partners LLC; Director
                                                   and President, StocksPLUS
                                                   Management, Inc.; Vice
                                                   President, PIMCO Variable
                                                   Insurance Trust, PIMCO Funds:
                                                   Pacific Investment Management
                                                   Series, and PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Director, Thomson
                                                   Advisory Group, Inc.



Robert M. Fitzgerald Senior Vice President         Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors, LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   PIMCO Management, Inc.,
                                                   Pacific

                                                   Investment Management
                                                   Company, and StocksPLUS
                                                   Management, Inc.; Chief
                                                   Financial Officer and
                                                   Assistant Treasurer, Cadence
                                                   Capital Management; Senior
                                                   Vice President and Chief
                                                   Financial Officer, Value
                                                   Advisors LLC; Chief
                                                   Financial Officer and
                                                   Treasurer, PIMCO Funds
                                                   Advertising Agency; Senior
                                                   Vice President, Chief
                                                   Financial Officer and
                                                   Treasurer, Thomson Advisory
                                                   Group, Inc.

Benjamin L. Trosky   Member of Management Board    Managing Director, Pacific
                                                   Investment Management
                                                   Company; Director and
                                                   Managing Director, PIMCO
                                                   Management, Inc.; Senior Vice
                                                   President, PIMCO Commercial
                                                   Mortgage Securities Trust,
                                                   Inc.; Member of PIMCO
                                                   Partners LLC.


Bradley W. Paulson   Vice President                Vice President and Secretary,
                                                   PIMCO Global Advisors
                                                   (Europe) Limited, PIMCO
                                                   Global Advisors (Japan)
                                                   Limited; Vice President,
                                                   Pacific Investment Management
                                                   Company.


Kenneth M. Poovey    Chief Operating Officer       Executive Vice President and
                     and General Counsel           General Counsel, Value
                                                   Advisors LLC and Thomson
                                                   Advisory Group, Inc.


Stephen J. Treadway  Executive Vice President      Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust.

Robert S. Venable    Vice President                None



James G. Ward        Senior Vice President,        Senior Vice President, Human
                     Human Resources               Resources, Value Advisors
                                                   LLC; Senior Vice President,
                                                   Thomson Advisory Group, Inc.

Richard M. Weil      Senior Vice President -       Senior Vice President,
                     Legal, Secretary              Assistant Secretary, PIMCO
                                                   Management, Inc.; Secretary,
                                                   Cadence Capital Management,
                                                   Inc., NFJ Investment Group,
                                                   NFJ Management, Inc.,
                                                   Parametric Portfolio
                                                   Associates, Parametric
                                                   Management, Inc., and
                                                   StocksPLUS Management, Inc.;
                                                   Assistant Secretary, Cadence
                                                   Capital Management, PIMCO
                                                   Funds Advertising Agency,
                                                   Inc. and Pacific Management
                                                   Investment Company; and
                                                   Senior Vice President, Legal,
                                                   Secretary Value Advisors LLC,
                                                   Thomson Advisors LLC, Thomson
                                                   Advisory Group, Inc.



Frank C. Poli        Vice President, Director of   Compliance Officer,
                     Compliance                    PIMCO Funds Distributors LLC





Vinh T. Nguyen       Vice President, Controller    Vice President, Controller,
                                                   Columbus Circle Investors
                                                   Management, Inc., Cadence
                                                   Capital Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO

                                                   Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management Company
                                                   and PIMCO Management, Inc.




Timothy R. Clark     Vice President, Mutual        Senior Vice President, PIMCO
                     Funds Division                Funds Distributors LLC


Newton B. Schott,    Senior Vice President,        Director, Executive Vice
Jr.                  Mutual Funds Division         President, Chief
                                                   Administrative Officer,
                                                   General Counsel and
                                                   Secretary, PIMCO Funds
                                                   Distributors LLC and PIMCO
                                                   Funds Advertising Agency,
                                                   Inc.; Vice President and
                                                   Secretary, the Trust;
                                                   Vice President,
                                                   PIMCO Advisors Mutual Fund
                                                   Division


Diane P. Dubois      Vice President, Finance      None.


Ernest L. Schmider   Senior Vice President        See Pacific Investment
                                                  Management Company



                           Cadence Capital Management
                        Exchange Place, 53 State Street
                          Boston, Massachusetts  02109

Name                     Position with Portfolio   Other Affiliations
                         Manager

William B. Bannick       Managing Director and     Director and Managing
                         Executive Vice President  Director,
                                                   Cadence Capital Management,
                                                   Inc.

David B. Breed          Managing Director and      Member of Management Board,
                        Chief Executive Officer    PIMCO Advisors L.P.;
                                                   Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon     Managing Director            None.

Mary Ellen Melendez     Secretary                    None.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Assistant Treasurer

Barbara M. Green        Treasurer                    None.

Richard M. Weil         Assistant Secretary          See PIMCO Advisors L.P.





                              NFJ Investment Group
                          2121 San Jacinto, Suite 1440
                              Dallas, Texas  75201

Name                    Position with Portfolio      Other Affiliations
                        Manager

Benno J. Fischer        Managing Director            Director, Managing
                                                     Director, and Co-Chairman,
                                                     NFJ Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer      See PIMCO Advisors L.P.
                        and Treasurer

John L. Johnson         Managing Director            Director, and Co-Chairman
                                                     Managing Director, NFJ
                                                     Management, Inc.

Jack C. Najork          Managing Director            Director, Managing
                                                     Director, Co-Chairman, NFJ
                                                     Management, Inc.

Richard M. Weil         Secretary                    See PIMCO Advisors L.P.

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington  98104-7090

Name                       Position with Portfolio           Other Affiliations

                                  Manager

William E. Cornelius,    Managing Director            Director, Managing
Jr.                                                   Chief Executive Officer
                                                      Parametric Management,
                                                      Inc.

David M. Stein           Managing Director            Director and Managing
                                                      Director, Parametric
                                                      Management, Inc.

Brian Langstraat         Managing Director            None.

Robert M. Fitzgerald     Chief Financial Officer      See PIMCO Advisors L.P.
                         and Treasurer

Richard M. Weil          Secretary                    See PIMCO Advisors L.P.


                Pacific Investment Management Company ("PIMCO")
                      840 Newport Center Drive, Suite 300
                        Newport Beach, California  92660

Name                    Position with Portfolio       Other Affiliations
                        Manager

George C. Allan         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Tamara J. Arnold        Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

Michael R. Asay         Vice President                Vice President, PIMCO
                                                      Management, Inc.

Leslie A. Barbi         Senior Vice President         Senior Vice President,
                                                      PIMCO Management, Inc.

William R. Benz, II     Managing Director             Director and Managing
                                                      Director, PIMCO
                                                      Management, Inc.; Member
                                                      of PIMCO Partners
                                                      LLC. Member of Management
                                                      Board, PIMCO Advisors L.P.

Gregory A. Bishop        Vice President             None.

Andrew Brick             Senior Vice President      Senior Vice President,
                                                    PIMCO Management, Inc.

John B. Brynjolfsson     Vice President             Vice President, PIMCO
                                                    Management, Inc.

R. Welsley Burns         Managing Director          Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    President, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series; President
                                                    and Director, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    President and Trustee, PIMCO
                                                    Variable Insurance Trust;
                                                    Director, PIMCO Global
                                                    Advisors (Ireland) Limited
                                                    and PIMCO Advisors Funds
                                                    plc.

Carl J. Cohen            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Jerry L. Coleman         Vice President             Vice President, PIMCO
                                                    Management, Inc.

Doug Cummings            Vice President             Vice President, PIMCO
                                                    Management, Inc.

Wendy W. Cupps           Vice President             Vice President, PIMCO
                                                    Management, Inc.

Chris Dialynas           Director                   Managing Director, PIMCO
                                                    Management, Inc.
David J. Dorff           Vice President

Michael Dow              Vice President             Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Anita Dunn               Vice President             Vice President, PIMCO
                                                    Management, Inc.

A. Benjamin Ehlert      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Robert A. Ettl          Senior Vice President and   Vice President, PIMCO
                        Chief Operations Officer    Management, Inc.

Anthony L. Faillace     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer     See PIMCO Advisors L.P.
                        and Treasurer

Ursula T. Frisch        Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

William H. Gross        Managing Director           See PIMCO Advisors L.P.


John L. Hague           Managing Director           Director, PIMCO Management,
                                                    Inc., Member of PIMCO
                                                    Partners LLC.

Gordon C. Hally         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Pasi M. Hamalainen      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

John P. Hardaway        Senior Vice President       Vice President, PIMCO
                                                    Management, Inc.; Treasurer
                                                    of the Trust, PIMCO Funds:
                                                    Pacific Investment
                                                    Management Series, PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc., and
                                                    PIMCO Variable Insurance
                                                    Trust.

Brent R. Harris         Managing Director           See PIMCO Advisors L.P.


Joseph Hattesohl        Vice President and Manager  Vice President, PIMCO
                        of Fund Taxation            Management, Inc.; Assistant
                                                    Treasurer, the Trust, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series, PIMCO
                                                    Variable Insurance Trust,
                                                    and PIMCO Commercial
                                                    Mortgage Securities Trust,
                                                    Inc.

Raymond C. Hayes        Vice President              Vice President, PIMCO Robert
                                                    G. Herin Management, Inc.
                                                    and PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series.

Robert G. Herin         Vice President              Vice President, PIMCO
                                                    Management, Inc.

David C. Hinman         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Liza Hocson             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Douglas M. Hodge        Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Brent L. Holden         Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.

Dwight F. Holloway,     Vice President              Vice President, PIMCO
Jr.                                                 Management, Inc.

Jane T. Howe            Vice President              Vice President, PIMCO
                                                    Management, Inc.

Mark Hudoff             Vice President              Vice President, PIMCO
                                                    Management, Inc.

Margaret E. Isberg      Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.;
                                                    Senior Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

James M. Keller         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Sharon K. Kilmer        Executive Vice President    None.

Thomas J. Kelleher      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Raymond G. Kennedy      Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Mark R. Kiesel          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Steven P. Kirkbaumer    Vice President              None.

John S. Loftus          Executive Vice President    Executive Vice President,
                                                    PIMCO Management, Inc.; Vice
                                                    President and Assistant
                                                    Secretary, StocksPLUS
                                                    Management, Inc.

David Lown              Vice President              Vice President, PIMCO
                                                    Management, Inc.

Andre J. Mallegol       Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael E. Martini      Vice President              Vice President, PIMCO
                                                    Management, Inc.

Dean S. Meiling         Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series and PIMCO
                                                    Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Joseph V. McDevitt      Executive Vice President    Vice President, PIMCO
                                                    Management, Inc.

James F. Muzzy          Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Vice President, PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series; Director
                                                    and Vice President,
                                                    StocksPLUS Management, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC.

Doris S. Nakamura       Vice President

Vinh T. Nguyen          Controller                  See PIMCO Advisors L.P.

Douglas J. Ongaro       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

Thomas J. Otterbein     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Victoria M. Paradis     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Bradley W. Paulson      Vice President              Vice President and
                                                    Secretary, Vice President
                                                    PIMCO Global Advisors
                                                    (Europe) Limited, PIMCO
                                                    Global Advisors (Japan)
                                                    Limited.

Elizabeth M. Philipp    Vice President              Vice President, PIMCO
                                                    Management, Inc.

David J. Pittman        Vice President              None.

William F. Podlich,
III                     Managing Director           See PIMCO Advisors L.P.

William C. Powers       Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Senior Vice President
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.;
                                                    Member of PIMCO Partners
                                                    LLC. Member of Management
                                                    Board, PIMCO Advisors L.P.


Edward P. Rennie        Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc.

Terry A. Randall        Vice President

Scott L. Roney          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Michael J. Rosborough   Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Seth R. Ruthen          Vice President              Vice President, PIMCO
                                                    Management, Inc.

Jeffrey M. Sargent      Vice President and Manager  Vice President of the Trust,
                        Shareholder Services and    PIMCO Management, Inc.;
                                                    Senior Vice President,
                        Fund Administration         PIMCO Funds: Pacific
                                                    Investment Management
                                                    Series, PIMCO Variable
                                                    Insurance Trust, and
                                                    PIMCO Commercial Mortgage
                                                    Securities Trust, Inc.

Ernest L. Schmider      Executive Vice President,   Executive Vice President,
                        Secretary, Chief            Secretary, Chief
                        Administrative and Legal    Administrative
                        Officer                     and Legal Officer, PIMCO
                                                    Management, Inc.; Director,
                                                    Assistant Secretary,
                                                    Assistant Treasurer,
                                                    StocksPLUS
                                                    Management, Inc.;
                                                    Secretary,  PIMCO
                                                    Partners LLC.

Leland T. Scholey       Senior Vice President       Senior Vice President, PIMCO
                                                    Management, Inc., and PIMCO
                                                    Funds: Pacific Investment
                                                    Management Series.

Richard W. Selby        Senior Vice President       None.
                        and Chief Technology
                        Officer

Denise C. Seliga        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Rita J. Seymour         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Christopher Sullivan    Vice President              Vice President, PIMCO
                                                    Management, Inc.

Cheryl L. Sylwester     Vice President              Vice President, PIMCO
                                                    Management, Inc.

Lee R. Thomas, III      Managing Director           Director and Managing
                                                    Director, PIMCO Management,
                                                    Inc.; Member of PIMCO
                                                    Partners LLC.

William S. Thompson,    Director, Managing          See PIMCO Advisors L.P.
Jr.                     Director, Chief
                        Executive Officer

Benjamin L. Trosky      Managing Director           See PIMCO Advisors L.P.


Richard E. Tyson        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Peter A. Van de Zilver  Vice President              Vice President, PIMCO
                                                    Management, Inc.

Marilyn Wegener         Vice President              Vice President, PIMCO
                                                    Management, Inc.

Richard M. Weil         Assistant Secretary         See PIMCO Advisors L.P.


Paul C. Westhead        Vice President              Vice President, PIMCO
                                                    Management, Inc.

Kristen M. Wilsey       Vice President              Vice President, PIMCO
                                                    Management, Inc. and PIMCO
                                                    Funds:  Pacific Investment
                                                    Management Series.

George H. Wood          Senior Vice President       Senior Vice President,
                                                    PIMCO Management, Inc.

Michael A. Yetter       Vice President              Vice President, PIMCO
                                                    Management, Inc.

David Young             Vice President              Vice President, PIMCO
                                                    Management, Inc.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland



Name                    Position with Portfolio     Other Affiliations
                        Manager

Gavin R. Dobson         Chief Executive Officer     Director and Chief Executive
                        and Managing Director       Officer, Blairlogie Holdings
                                                    Limited (U.K.).

James G. S. Smith       Chief Investment Officer    Director and Chief
                        and Managing Director       Investment Officer,
                                                    Blairlogie Holdings
                                                    Limited (U.K.).


                        Van Eck Associates Corporation
                                99 Park Avenue
                           New York, New York  10016


Name                    Position with Portfolio     Other Affiliations
                        Manager

Philip DeFeo            Director, President and     Trustee, Van Eck Funds
                        Chief Executive Officer     ("VEF") and Van Eck
                                                    Worldwide Insurance Trust
                                                    ("WWIT"); Director,
                                                    President and Chief
                                                    Executive Officer,
                                                    Van Eck Securities
                                                    Corporation ("VESC").

John C. van Eck         Chairman of the Board       Chairman of the Board and
                                                    President, VEF and WWIT;
                                                    Chairman of the Board, VESC;
                                                    Director, Eclipse Financial
                                                    Asset Trust.  Formerly,
                                                    Director, Abex Inc.;
                                                    Director, The Henley Group,
                                                    Inc.

Fred M. van Eck         Director                    Trustee, VEF and WWIT;
                                                    Private Investor, Director,
                                                    VESC.

Sigrid S. van Eck       Director, Vice President    Vice President, Assistant
                        and Assistant Treasurer     Treasurer and Director,
                                                    VESC.

Jan van Eck          Director                       Director and Executive Vice
                                                    President, VESC.

Derek M. van Eck     Director and Executive Vice    Director and Executive Vice
                     President; Director, Global    President, VESC; President
                     Investments                    Global Hard Assets Series
                                                    of the Van Eck Funds and
                                                    Worldwide Hard Assets
                                                    Series of WWIT; Vice
                                                    President, Global Balanced
                                                    Series of VEF.

Bruce J. Smith       Vice President, Treasurer,     Vice President, Treasurer,
                     Controller and Chief           Controller and Chief
                     Financial Officer              Financial Officer, VESC;
                                                    Vice President, VEF and
                                                    WWIT.

Thaddeus M.          Vice President, Secretary      Vice President and
Leszcynski           and General Counsel            Secretary, VEF and WWIT;
                                                    Vice President, Secretary
                                                    and General Counsel, VESC.

Henry J. Bingham     Executive Managing Director    Executive Vice President,
                                                    VEF and WWIT; Executive Vice
                                                    President of VESC.

Lucille Palermo      Associate, Mining Research     President, International
                                                    Investors
                                                    Gold and Gold/Resources
                                                    Series of VEF.

Kevin Reid           Director, Real Estate          President, Global Real
                     Research                       Estate Series of VEF and
                                                    Worldwide Real Estate
                                                    Series of WWIT; Vice
                                                    President, Global Hard
                                                    Assets Series of VEF and
                                                    Worldwide Hard Assets
                                                    Series of WWIT.

Charles Cameron      Director, Trading              Vice President, VEF
                                                    and WWIT.

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Jeffrey L. Booth          Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President              None

Timothy R. Clark          Senior Vice President       None

Jonathan P. Fessel        Vice President              None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Vice President              None

David S. Goldsmith        Vice President              None

Ronald H. Gray            Vice President              None

John B. Hussey            Vice President              None



Stephen R. Jobe           Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Jonathan C. Jones         Vice President              None

Raymond Lazcano           Vice President              None

William E. Lynch          Senior Vice President       None

Kevin D. Maloney          Compliance Officer          None

Jacqueline A. McCarthy    Vice President              None

Andrew J. Meyers          Executive Vice President    Executive Vice
                                                      President,
                                                      PIMCO Funds
                                                      Advertising Agency, Inc.

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Vice President              Vice President, PIMCO
                                                      Funds Advertising Agency

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Compliance Officer          Vice President, Director
                                                      of Compliance, PIMCO
                                                      Advisors L.P.

Mark J. Porterfield       Vice President,             Vice President,
                          Compliance Officer          Compliance Officer,
                                                      PIMCO Advisors L.P.

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, General Counsel
                          and Secretary

Robert M. Smith           Vice President              None

Ellen Z. Spear            Vice President              Vice President, PIMCO
                                                      Funds Advertising
                                                      Agency, Inc.

Daniel W. Sullivan        Vice President              None

William H. Thomas, Jr.    Regional Vice President     None

Stephen J. Treadway       Chairman, President and     Executive Vice
                          Chief Executive Officer     President,
                                                      PIMCO Advisors L.P.
                                                      and Trustee

Paul H. Troyer            Senior Vice President       None

Brian F. Trumbore         Executive Vice President    None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902, except for Messrs. Fitzgerald, Maloney, Nguyen, Poli and Weil, for whom the address is 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Investors Fiduciary Trust Company, 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or First Data Investor Services Group, Inc., PO Box 9688, Providence, Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                    NOTICE
                                    ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 14th of January, 2000.

                              PIMCO FUNDS: MULTI-MANAGER SERIES

                              By: /s/ Stephen J. Treadway,
                                  --------------------------------
                                  Stephen J. Treadway,
                                  President

     Pursuant to the requirements of the Securities Act of 1933, this post-Effective Amendment No. 45 has been signed below by the following persons in the capacities and on the dates indicated.

Name                          Capacity                      Date
----                          --------                      ----

/s/ Stephen J. Treadway       Trustee and President         January 14, 2000
--------------------------
Stephen J. Treadway


John P. Hardaway*             Treasurer and Principal
--------------------------    Financial and Accounting
John P. Hardaway              Officer


William D. Cvengros*          Trustee
--------------------------
William D. Cvengros


Donald P. Carter*             Trustee
--------------------------
Donald P. Carter


E. Philip Cannon*             Trustee
--------------------------
E. Philip Cannon


Gary A. Childress*            Trustee
--------------------------
Gary A. Childress


Richard L. Nelson*            Trustee
--------------------------
Richard L. Nelson


Lyman W. Porter*              Trustee
--------------------------
Lyman W. Porter*


Alan Richards*                Trustee
--------------------------
Alan Richards


W. Bryant Stooks*             Trustee
--------------------------
W. Bryant Stooks


Gerald M. Thorne*             Trustee
--------------------------
Gerald M. Thorne

                              By: /s/ Stephen J. Treadway
                                  ---------------------------
                                   Stephen J. Treadway
                                   Attorney-In-Fact


                              Date: January 14, 2000

                                 EXHIBIT INDEX

EXHIBIT NO.         EXHIBIT NAME
-----------         ------------

(h)(10)(ii) Form of Transfer Agency and Services Agreement with First Data Investor Services Group, Inc., filed herewith.